Securities Act Registration No. 333-151913
                                       Investment Act Registration No. 811-04473

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

Pre-Effective Amendment No.                                                 [ ]

Post-Effective Amendment No.    5                                           [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]

Amendment No.  59                                                           [X]
                            ------------------------

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                           (Exact Name of Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                               (Name of Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
      Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after effective date.

     It is proposed that this filing will become effective:
          [ ] 60 days after filing pursuant to paragraph a of Rule 485
          [ ] on pursuant to paragraph a of Rule 485
          [X] on May 1, 2012 pursuant to paragraph b of Rule 485
          [ ] immediately upon filing pursuant to paragraph b of Rule 485

          If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                                          -----------------------------------
                             Excel Performance VUL

--------------------------------------------------------------------------------

PROSPECTUS:  May 1, 2012

Excel Performance VUL
                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
Individual Flexible Premium
Variable Universal Life Insurance Policy
                                            Ameritas Variable Separate Account V
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

    Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.


      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the
                          Policy may lawfully be sold.
       The Policy, and certain features described in this prospectus, may not be available in all states.

    No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

           Ameritas Life Insurance Corp. (we, us, our, Ameritas Life)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                          1-800-745-1112. ameritas.com

Excel Performance VUL                  1

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923

                                  ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to: "Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                           Begin on Page

POLICY SUMMARY...................................................3
     Policy Benefits.............................................3
     Policy Risks................................................4
CHARGES..........................................................6
     Policy Charges..............................................6
     Portfolio Company Operating Expenses........................8
CHARGES EXPLAINED...............................................11
     Transaction Charges........................................11
     Periodic Charges:
     Monthly Deductions from Account Value......................11
     Periodic Charges:
     Daily Deductions from Separate Account Assets..............12
INVESTMENT OPTIONS..............................................12
     Separate Account Variable Investment Options...............12
     Fixed Account Investment Option............................15
     Transfers..................................................16
     Third Party Services.......................................17
     Disruptive Trading Procedures..............................17
     Systematic Transfer Programs...............................18
     Asset Allocation Program...................................19
OTHER IMPORTANT POLICY INFORMATION..............................21
     Policy Application and Issuance............................21
     Account Value..............................................22
     Telephone Transactions.....................................23
     Electronic Delivery and Communications.....................23
     Misstatement of Age or Gender..............................23
     Suicide....................................................23
     Incontestability...........................................23
     Assignment.................................................23
     Lapse and Grace Period.....................................24
     Reinstatement..............................................24
     Delay of Payments or Transfers.............................24
     Beneficiary................................................25
     Minor Owner or Beneficiary.................................25
     Policy Changes.............................................25
     "Right to Examine" Period..................................25
     Optional Features..........................................26
     Nonparticipating...........................................26
     Special Arrangements.......................................26
POLICY DISTRIBUTIONS............................................27
     Death Benefit..............................................27
     Policy Loans...............................................29
     Cash Surrender.............................................30
     Partial Withdrawal.........................................30
     Payment of Policy Proceeds.................................31
TAX MATTERS.....................................................32
LEGAL PROCEEDINGS...............................................35
HOW TO GET FINANCIAL STATEMENTS.................................35
RULE 12h-7 EXEMPTION............................................35
DISTRIBUTION OF THE POLICY......................................35
APPENDIX A: Optional Features...................................36
DEFINED TERMS...................................................37
     Illustrations.......................................Last Page
     Statement of Additional Information
     Reports to You

Excel Performance VUL                  2

POLICY SUMMARY
--------------------------------------------------------------------------------

         The Excel Performance VUL Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp.
("Ameritas Life" or "we"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Variable Separate Account V (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the Insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you Surrender the Policy. The Insured cannot be older than age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy only for an initial Specified Amount of insurance coverage of $100,000 or more. The Policy is subject to the laws of the state where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or Surrender your Policy completely, subject to payment of charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
     o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
     o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
     o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
     o You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the CHARGES section.
     o Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans.
     o    You may borrow a limited amount of Account Value.
     o    Interest accrues on outstanding loan amounts.
     o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options.
     o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
     o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
     o You may transfer Account Value between Investment Options, subject to limits.
     o Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Excel Performance VUL                  3

         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.
         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy Value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.
         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.
         As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Transfer Risks.
         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.
         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Excel Performance VUL                  4

Market Timing Risks.
         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.
         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Excel Performance VUL                  5

CHARGES
--------------------------------------------------------------------------------
         Some charges are rounded. Charges may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION CHARGES                                    When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.

(This charge partially offsets state and local
taxes. State premium tax rates range from 0.5% to
3.5% of premium paid.See the CHARGES EXPLAINED
section for more information.)
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                    Upon a full Surrender   Varies (1)           Varies (1)
Rates are per $1,000 of base Policy Specified       during the first 12     Policy year 2:       Policy year 2:
Amount.                                             Policy years or in      Minimum     $2.97    Minimum     $2.97
                                                    the 12 Policy years     Maximum    $48.38    Maximum    $48.38
                                                    following an increase   Example(2) $20.14    Example(2) $20.14
                                                    in base policy
                                                    Specified Amount.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGES (per transfer)                     First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional transfer:       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Charges Table Footnotes:
(1) Rate varies by Insured's gender, Issue Age, risk class, and the amount of time you have had your Policy (or the number of years since any increase in base Policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for the charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Surrender Charge rate is $13.43 in year 1, $20.14 in years 2-5, $17.62 in year 6, $15.10 in year 7, $12.59 in year 8, $10.07 in year 9, $7.55 in year 10, $5.03 in year
11, $2.51 in year 12, and $0.00 thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating                                         Guaranteed            Current
expenses)                                              When Deducted             Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------

COST OF INSURANCE                                                           Varies (1)            Varies (2)
                                                            Monthly         Minimum       $0.18   Minimum      $0.11
Rates are per $1,000 of the Net Amount at Risk                              Maximum    $1000.00   Maximum   $1000.00
allocated to the base Policy.                                               Example(3)    $2.55   Example(3)   $2.00

---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY ADMINISTRATIVE CHARGE
       Specified Amounts $100,000 - $249,999                Monthly                $120                 $120
                Specified Amounts $250,000 +                                       $120                  $90
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                      Monthly during the    Varies (2)            Varies (2)
                                                        first 10 Policy     Policy year 2:        Policy year 2:
MONTHLY SPECIFIED AMOUNT CHARGE                       years or the first    Minimum       $0.00   Minimum       $0.00
Rates are per $1,000 of base Policy Specified           10 Policy years     Maximum       $9.16   Maximum       $7.64
Amount.                                              after an increase in   Example (3,4) $0.55   Example (3,5) $0.46
                                                          base Policy
                                                       Specified Amount.
---------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)
                             Policy years 1-15               Daily                 0.90%               0.70%
                                 Policy years 16+                                  0.30%               0.10%
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1)  Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) The annual rate is $0.2004 in year 1, $0.5472 in years 2-6, $0.4380 in year 7, $0.3288 in year 8, $0.2196 in year 9, $0.1104 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.
     (5) The annual rate is $0.1668 in year 1, $0.4560 in years 2-6, $0.3648 in year 7, $0.2736 in year 8, $0.1824 in year 9, $0.0912 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.

Excel Performance VUL                  6

------------------------------------------------------ -------------------- -------------------- --------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted       Maximum (annual)       (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCIDENTAL DEATH BENEFIT RIDER                                             Varies (1)           Varies (1)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum      $0.24   Minimum        $0.24
                                                                            Maximum      $1.56   Maximum        $1.56
                                                                            Example (2)  $0.84   Example (2)    $0.84
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCOUNTING BENEFIT RIDER ("ABR")                                           Varies (3)           Varies (4)
 Cost of Insurance (rates are per $1,000 of Net              Monthly        Minimum      $0.18   Minimum        $0.06
 Amount at Risk allocated to the ABR)                                       Maximum  $1,000.00   Maximum    $1,000.00
                                                                            Example (5)  $2.55   Example (5)    $0.71
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per                             Varies (4)           Varies (4)
 $1,000 of ABR Specified Amount)                             Monthly        Policy year 2:       Policy year 2:
                                                                            Minimum       $1.13  Minimum        $0.94
                                                                            Maximum      $35.31  Maximum       $29.42
                                                                            Example (5,6) $2.22  Example (5,7)  $1.85
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 GUARANTEED INSURABILITY RIDER                                              Varies (8)           Varies (8)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.72  Minimum        $0.72
                                                                            Maximum       $2.28  Maximum        $2.28
                                                                            Example (9)   $2.28  Example (9)    $2.28
------------------------------------------------------ -------------------- -------------------- --------------------
 INSURANCE EXCHANGE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 SCHEDULED INCREASE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 SUPPLEMENTAL COVERAGE RIDER ("SCR")                                        Varies (3)           Varies (4)
 Cost of Insurance (rates are per $1,000 of Net              Monthly        Minimum       $0.18  Minimum        $0.06
 Amount at Risk allocated to the SCR)                                       Maximum   $1,000.00  Maximum    $1,000.00
                                                                            Example (5)   $2.55  Example (5)    $0.35
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per                             Varies (4)           Varies (4)
 $1,000 of SCR Specified Amount)                             Monthly        Policy year 2:       Policy year 2:
                                                                            Minimum       $0.85  Minimum        $0.49
                                                                            Maximum      $43.76  Maximum       $36.47
                                                                            Example (5,10)$2.06  Example (5,11) $1.71
------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                                       Varies (3)           Varies (3)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.18   Minimum       $0.13
                                                                            Maximum    $1000.00   Maximum     $950.00
                                                                            Example (5)   $2.55   Example (5)   $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 TOTAL DISABILITY BENEFIT RIDER                                             Varies (3)           Varies (3)
 Rates are per $100 of the rider annual benefit              Monthly        Minimum       $0.74   Minimum       $0.74
 amount.                                                                    Maximum       $8.64   Maximum       $8.64
                                                                            Example (5)   $2.24   Example (5)   $2.24
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                                          Varies (3)           Varies (3)
 Rates are per $100 of the Monthly Deduction.                Monthly        Minimum       $1.48   Minimum       $1.48
                                                                            Maximum      $17.28   Maximum      $17.28
                                                                            Example (5)   $4.48   Example (5)   $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:
    (1) Rate varies by Insured's gender and Attained Age.
    (2) "Example" charges assume an Insured who is male Attained Age 45.
    (3) Rate varies by Insured's gender, risk class and Attained Age.
    (4) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time the rider has been in force.
    (5) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, a Specified Amount of $250,000, and that the rider coverage is in its second year.
    (6) The annual rate is $0.0000 in year 1 of the rider, $2.2212 in years 2-8, $1.7772 in year 9, $1.3332 in year 10, $0.8892 in year 11, $0.4452 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (7) The annual rate is $0.0000 in year 1 of the rider, $1.8504 in years 2-8, $1.4808 in year 9, $1.1112 in year 10, $0.7404 in year 11, $0.3708 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (8) Rate varies by Insured's Issue Age.
    (9) "Example" charges assume an Insured who is male Issue Age 35.
    (10) The annual rate is $0.7584 in year 1 of the rider, $2.0568 in years 2-6, $1.6452 in year 7, $1.2336 in year 8, $0.8232 in year 9, $0.4116 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.
    (11) The annual rate is $0.6324 in year 1 of the rider, $1.7136 in years 2-6, $1.3716 in year 7, $1.0284 in year 8, $0.6864 in year 9, $0.3432 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our company changes.

Excel Performance VUL                  7

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

                                                                                   Guaranteed
NET INTEREST CHARGED ON LOANS                                   When Deducted       Maximum           Current
-------------------------------------------------------------- ---------------- ---------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                                     Upon each            1.0%             1.0%
   Preferred Loan Interest Rate  (available only after five        Policy
   Policy years, on only a portion of the Policy Debt)           Anniversary.          0.5%             0.0%
-------------------------------------------------------------- ---------------- ---------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31,
         2011)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, which you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

------------------------------------------------------------------------------- ------------------ --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum             Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------

Before any Waivers and Reductions                                                     0.41% (1)           1.60% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio         0.40% (1)           1.42% (2)
Expenses Table at the end of this section)
------------------------------------------------------------------------------- ------------------ ------------------
(1) Calvert Variable Series VP Money Market
(2) The Universal Institutional Funds, Inc. Emerging Markets Equity

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Acquired               Waivers    Total Expenses
      Subaccount's underlying                                                    Fund Fees     Total      and       after Waivers
      Portfolio Name*                            Management   12b-1    Other       and       Portfolio Reductions  and Reductions,
                                                    Fees      Fees**   Fees      Expenses***   Fees   (Recoupment)    if any
----------------------------------------------------------------------------------------------------------------------------------
ALGER, Class I-2
----------------------------------------------------------------------------------------------------------------------------------
Balanced                                            0.71%       -      0.22%          -        0.93%       -            0.93%
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                0.81%       -      0.16%          -        0.97%       -            0.97%
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                       1.00%(1)    -      0.01%(2)       -        1.01%       -            1.01%
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
----------------------------------------------------------------------------------------------------------------------------------
VP Barclays Capital Aggregate                       0.40%       -      0.10%          -        0.50%       -            0.50%
Bond Index
----------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index, Class I                0.66%       -      0.34%          -        1.00%      0.01%         0.99%
----------------------------------------------------------------------------------------------------------------------------------
VP Inflation Protected Plus                         0.60%       -      0.19%          -        0.79%       -            0.79%
----------------------------------------------------------------------------------------------------------------------------------
VP Nasdaq 100 Index                                 0.45%       -      0.22%          -        0.67%       -            0.67%
----------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                                0.65%       -      0.19%         0.59%     1.43%      0.05%         1.38%
----------------------------------------------------------------------------------------------------------------------------------
VP Russell 2000 Small Cap Index, Class I            0.45%       -      0.34%          -        0.79%      0.05%         0.74%
----------------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****                                0.35%       -      0.11%          -        0.46%      0.04%         0.42%
----------------------------------------------------------------------------------------------------------------------------------
VP S&P MidCap 400 Index,                            0.40%       -      0.16%          -        0.56%       -            0.56%
Class I****
----------------------------------------------------------------------------------------------------------------------------------
VP SRI Large Cap Value*****                         0.74%       -      0.11%          -        0.85%      0.07%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
----------------------------------------------------------------------------------------------------------------------------------
VP Income                                           0.70%       -      0.32%          -        1.02%      0.17%         0.85%
----------------------------------------------------------------------------------------------------------------------------------
VP Money Market                                     0.25%       -      0.16%          -        0.41%      0.01%         0.40%
----------------------------------------------------------------------------------------------------------------------------------
VP Small Cap Growth                                 0.90%       -      0.26%          -        1.16%      0.12%         1.04%
----------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****                                0.70%       -      0.21%          -        0.91%       -            0.91%
----------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                                  0.70%       -      0.68%          -        1.38%      0.26%         1.12%
----------------------------------------------------------------------------------------------------------------------------------
VP SRI Strategic*****                               0.80%       -      0.15%          -        0.95%       -            0.95%
----------------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                                  0.37%       -      0.13%          -        0.50%       -            0.50%
----------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
----------------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP                      0.65%       -      0.16%         0.09%     0.90%       -            0.90%
----------------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                                 0.92%       -      0.45%          -        1.37%      0.35%         1.02%(1)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
----------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                                      0.56%       -      0.09%          -        0.65%       -            0.65%
----------------------------------------------------------------------------------------------------------------------------------
Equity-Income                                       0.46%       -      0.10%          -        0.56%       -            0.56%
----------------------------------------------------------------------------------------------------------------------------------
High Income                                         0.57%       -      0.12%          -        0.69%       -            0.69%
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                               0.32%       -      0.11%          -        0.43%       -            0.43%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap                                             0.56%       -      0.10%          -        0.66%       -            0.66%
----------------------------------------------------------------------------------------------------------------------------------
Overseas                                            0.71%       -      0.14%          -        0.85%       -            0.85%
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income                                    0.57%       -      0.12%          -        0.69%       -            0.69%
----------------------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                  8

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Acquired               Waivers    Total Expenses
      Subaccount's underlying                                                    Fund Fees     Total      and       after Waivers
      Portfolio Name*                            Management   12b-1    Other       and       Portfolio Reductions  and Reductions,
                                                    Fees      Fees**   Fees      Expenses***   Fees   (Recoupment)    if any
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT, Class 2
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities (1)                      0.45%      0.25%   0.02%          -        0.72%       -            0.72%
----------------------------------------------------------------------------------------------------------------------------------
IBBOTSON ETF, Class II
----------------------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset                         0.45%      0.25%   0.08%         0.17%(1)  0.95%       -            0.95%(2)
Allocation
----------------------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset                           0.45%      0.25%   0.09%         0.17%(1)  0.96%      0.01%         0.95%(2)
Allocation
----------------------------------------------------------------------------------------------------------------------------------
Ibbotson Income and Growth                          0.45%      0.25%   0.10%         0.17%(1)  0.97%      0.02%         0.95%(2)
ETF Asset Allocation
----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series
----------------------------------------------------------------------------------------------------------------------------------
Global Real Estate                                  0.75%       -      0.39%          -        1.14%       -            1.14%(1)
----------------------------------------------------------------------------------------------------------------------------------
International Growth                                0.71%       -      0.32%          -        1.03%       -            1.03%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                    0.74%       -      0.32%          -        1.06%       -            1.06%(1)
----------------------------------------------------------------------------------------------------------------------------------
IVY VIP
----------------------------------------------------------------------------------------------------------------------------------
Science and Technology                              0.85%      0.25%   0.08%          -        1.18%      0.02%         1.16%(1)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
----------------------------------------------------------------------------------------------------------------------------------
Research International                              0.90%       -      0.24%          -        1.14%      0.04%         1.10%(1)
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                        0.75%       -      0.06%          -        0.81%      0.03%         0.78%(2)
----------------------------------------------------------------------------------------------------------------------------------
Utilities                                           0.73%       -      0.08%          -        0.81%       -            0.81%
----------------------------------------------------------------------------------------------------------------------------------
Value                                               0.74%       -      0.06%          -        0.80%       -            0.80%
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
----------------------------------------------------------------------------------------------------------------------------------
Guardian                                            0.85%       -      0.28%          -        1.13%       -            1.13%(1)
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intrinsic Value                             0.85%       -      0.22%          -        1.07%       -            1.07%(2)
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER, Non-Service Shares
----------------------------------------------------------------------------------------------------------------------------------
Global Securities/VA                                0.63%       -      0.13%          -        0.76%       -            0.76%
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                        0.50%       -      0.15%          -        0.65%       -            0.65%
----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                                 0.85%      0.25%    -             -        1.10%       -            1.10%
----------------------------------------------------------------------------------------------------------------------------------
Equity Income-II                                    0.85%      0.25%    -             -        1.10%       -            1.10%
----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
----------------------------------------------------------------------------------------------------------------------------------
Value                                               0.90%       -      0.36%          -        1.26%     (0.04)         1.30%
----------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                             1.22%       -      0.38%          -        1.60%      0.18          1.42%(1)
----------------------------------------------------------------------------------------------------------------------------------

American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
     VP Barclays Capital Aggregate Bond Index 0.60%
     VP EAFE International Index, Class I 0.99%
     VP Inflation Protected Plus 0.79%
     VP Nasdaq 100 Index 0.69%
     VP Natural Resources 0.79%
     VP Russell 2000 Small Cap Index, Class I 0.74%
     VP S&P 500 Index 0.42%
     VP S&P MidCap 400 Index, Class I 0.57%
     VP SRI Large Cap Value 0.78%
CVS (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
     VP Income 0.85%
     VP Money Market 0.40%
     VP Small Cap Growth 1.04%
     VP SRI Equity 1.12%
     VP SRI Strategic 0.99%
DWS (1) Through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.02%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board. FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
Ibbotson (1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

Excel Performance VUL                  9

Ibbotson (2) The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Expenses after Waivers and Reductions, if any, (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of the Trust.
Invesco (1) The Adviser has contractually agreed through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (excluding certain items discussed below) to 1.30% of average daily net assets for Global Real Estate and 1.15% of daily net assets for Small Cap Equity. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any, to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; including litigation expenses; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.
Ivy (1) The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016.
MFS (1) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Portfolio Fees" do not exceed 1.10% of the fund's average daily net assets annually. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.
MFS (2) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.
Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.
Neuberger Berman (2) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2012, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The advisor recovered previously waived fees of 0.04% for the Fund for the year ended December 31, 2011.
UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*****Sustainable and Responsible Investment ("SRI")

Excel Performance VUL                  10

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         Upon a full Surrender from your Policy, we deduct a Surrender Charge from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), risk class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Surrender Charges apply during the first 12 Policy years and for the first 12 Policy years after an increase in Specified Amount. The initial Surrender Charge applies from the Policy Date. In the event of an increase in the Specified Amount, the Surrender Charge will increase. You will receive a revised Policy schedule reflecting the increase. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. The partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

         PERIODIC CHARGES:
         MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

         On each Monthly Date, we will deduct an amount from your Account
Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, Specified Amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

         The Cost of Insurance each month equals:
         -   The Net Amount at Risk for the month; multiplied by
         -   The cost of insurance rate per $1,000 of Net Amount at Risk;
             divided by
         -   $1,000.

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

Excel Performance VUL                  11

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not

Excel Performance VUL                  12
charged with any liability or credited with any gain on business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable Investment Options you select may fail to meet their objectives, that they
          could decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

--------------------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                         The Alger Portfolios                                         Fred Alger Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
                    American Century Investments                              American Century Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
                  Calvert Variable Products, Inc.*                                Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100(R) Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I -           Index:  Russell 2000 Index.
Summit
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                            Index:  S&P 500 Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit            Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
---------------------------------------------------------------------  ---------------------------------------------------------
                    Calvert Variable Series, Inc.*                                Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is secondary.
Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
                        DWS Variable Series I                                 Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------

Excel Performance VUL                  13

--------------------------------------------------------------------------------------------------------------------------------
                            FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                       DWS Variable Series II                                 Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Dreman Value Management, L.L.C.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
---------------------------------------------------------------------  ---------------------------------------------------------
               Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,4             Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,4             Index:  S&P 500(R) Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,4               Income and growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,4     Bond.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,4                   Long-term growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 1,4                  Long-term growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
--------------------------------------------------------------------------------------------------------------------------------
   Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited;
                              and (4) other investment advisers serve as sub-advisers for the fund.
--------------------------------------------------------------------------------------------------------------------------------
        Franklin Templeton Variable Insurance Products Trust                            Franklin Advisers, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Franklin Income Securities Fund, Class 2                               Income.
---------------------------------------------------------------------  ---------------------------------------------------------
         Financial Investors Variable Insurance Trust (ALPS)                              ALPS Advisors, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio,             Current income and capital appreciation.
Class II - Ibbotson Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
                    AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current income.
Management Limited (IAML)
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco V.I.  Small Cap Equity Fund, Series I                          Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
               Ivy Funds Variable Insurance Portfolios                        Waddell & Reed Investment Management Company
---------------------------------------------------------------------  ---------------------------------------------------------
Ivy Funds VIP Science and Technology                                   To seek to provide growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
                   MFS(R) Variable Insurance Trust                             Massachusetts Financial Services Company
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Value Series, Initial Class                                     Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                       Long-term capital growth; current income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,                Capital growth.
Class I (named Neuberger Berman AMT Regency Portfolio prior
to May 1, 2012)
---------------------------------------------------------------------  ---------------------------------------------------------
                 Oppenheimer Variable Account Funds                                      OppenheimerFunds, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares              Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
                   PIMCO Variable Insurance Trust                              Pacific Investment Management Company LLC
---------------------------------------------------------------------  ---------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
---------------------------------------------------------------------  ---------------------------------------------------------
                  T. Rowe Price Equity Series, Inc.                                  T. Rowe Price Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
---------------------------------------------------------------------  ---------------------------------------------------------
T. Rowe Price Equity Income Portfolio-II                               Seeks substantial dividend income and long-term growth of
                                                                       capital.
---------------------------------------------------------------------  ---------------------------------------------------------
                 Third Avenue Variable Series Trust                                   Third Avenue Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
              The Universal Institutional Funds, Inc.                          Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan                Long-term capital appreciation by investing primarily in
Stanley Investment Management Company and Morgan Stanley               growth oriented equity securities of issuers in emerging
Investment Management Limited                                          market countries.
---------------------------------------------------------------------  ---------------------------------------------------------

* These funds are part of and their investment adviser and Summit Investment Advisors, Inc. are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.

Excel Performance VUL                  14

o      Adding, Deleting, or Substituting Variable Investment Options

       We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

       We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

       Our Separate Account may be (i)operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

       We will notify you of any changes to the variable Investment Options.

o      Resolving Material Conflicts - Underlying Investment Interests

       In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

o      Voting Rights

       As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT INVESTMENT OPTION

         The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

Excel Performance VUL                  15

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request - either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.

          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:
                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

Excel Performance VUL                  16

          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o Reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and

          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Excel Performance VUL                  17

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
         o    the total dollar amount being transferred;
         o    the number of transfers you make over a period of time;
         o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
         o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
         o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
         o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
         o    reject the transfer or exchange instructions of individual Policy
              Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed

Excel Performance VUL                  18

Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
         o There is no additional charge for the Dollar Cost Averaging program.
         o We must receive notice of your election and any changed instruction - either Written Notice or by telephone transaction instruction.
         o    Automatic transfers can only occur monthly.
         o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
         o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
         o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
         o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
         o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
         o There is no additional charge for the Portfolio Rebalancing program.
         o    The Fixed Account is excluded from this program.
         o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
         o You may have rebalancing occur quarterly, semi-annually or annually.
         o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
         o    There is no additional charge for the Earnings Sweep program.
         o    The Fixed Account is included in this program.
         o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
         o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and Investment Objectives with the investment options available in your Policy. We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("Summit"). These model recommendations are offered to you through an agreement between Ameritas Life and Summit. The Program consists of five models, ranging from aggressive to conservative. Summit provides Ameritas

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Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

          To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy Value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Summit. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon Summit's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy Value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
     o If participation in the Program terminates, including by death of the Owner, Policy Value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

         Potential Conflicts of Interest
         AIC and Summit may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. Summit is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available Investment Options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management , Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit. CIM and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

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OTHER IMPORTANT POLICY INFORMATION
--------------------------------------------------------------------------------

         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount (or "face amount") of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o        Application in Good Order
         o All application questions must be answered, but particularly note these requirements:
         o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
         o Your premium allocations must be complete, be in whole percentages, and total 100%.
         o    Initial Premium requirements must be met (see below).
         o Your signature and your agent's signature must be on the application.
         o City, state and date the application was signed must be completed.
         o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
         o Please give us your email address to facilitate receiving updated Policy information by electronic delivery.
         o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
         o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
         o At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
         o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
         o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
         o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
              Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
         o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
         o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
         o    Allocations must be in whole percentages, and total 100%.
         o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
         o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

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         Prior to the Right to Examine Transfer Date, we will hold your initial
Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, any premium payments we receive are held in our general account.

ACCOUNT VALUE

         On your Policy's Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
         o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate
              Account; divided by
         o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
         o    the daily risk charge.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
         o    Net Premiums are credited to it; or
         o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
         o partial withdrawals (and any partial withdrawal charges) are taken from it;
         o    Monthly Deductions are taken from it;
         o    transfer charges are taken from it; or
         o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
         o    Net Premiums credited to the Fixed Account; plus
         o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
         o    interest credited to the Fixed Account; minus
         o any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
         o the Fixed Account's share of any Monthly Deductions from Account Value; minus
         o    any transfer charges taken from the Fixed Account; minus
         o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

o        Loan Account Value
         The Account Value in the loan account on any Business Day equals:
         o amounts transferred to the loan account from the Investment Options (the Subaccounts and the Fixed Account); plus
         o    interest credited to the loan account; minus
         o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

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         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
         o    Transfers among Investment Options.
         o    Establish systematic transfer programs.
         o    Change premium allocations.
How to Authorize Telephone Transactions
         o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.
Telephone Transaction Rules
         o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
         o    Calls will be recorded for your protection.
         o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
         o    May be discontinued at any time as to some or all Owners.

         We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, Surrender Charges, and cost of insurance rates from the Policy Date.

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

         ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

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         LAPSE AND GRACE PERIOD

o        Minimum No-Lapse Period

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Debt, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule.

o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:
         o    Written application signed by you and the Insured;
         o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
         o    Premium at least equal to (a + b + c - d) divided by (e) where:
              (a) is the sum of all due and unpaid Monthly Deductions during the grace period;
              (b) is the sum of Monthly Deductions for three months from the date of reinstatement;
              (c)  is the Surrender Charge on the date of reinstatement;
              (d)  is the Account Value at the beginning of the grace period;
                   and
              (e)  is one minus the premium charge.
         o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully Surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

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         o    the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
         o    the SEC permits delay for the protection of security holders; or
         o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

         Unless your beneficiary designation provides otherwise, we will follow these rules:
         o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
         o No revocable beneficiary has rights in this Policy until the Insured dies.
         o An irrevocable beneficiary cannot be changed without his or her consent.
         o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
         o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

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         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

         SPECIAL ARRANGEMENTS

         Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge; monthly administrative charge; and/or the Surrender Charge under Policies purchased by:
         1. our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
         2. directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp.
             relating to the Policies, or their spouses or dependents; or
         3.  directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.
In addition, in the future, we may reduce or waive the premium charge, and/or Surrender Charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge, monthly administrative charge, and the Surrender Charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified. Our Service Center can provide information regarding the availability of reduced or waived charges to such Owners.

         We will issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

         For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the Surrender Charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

         To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

         Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

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
POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
         o the death benefit on the Insured's life under the death benefit option in effect; plus
         o any additional life insurance proceeds provided by any optional benefit or rider; minus
         o    any Policy Debt; minus
         o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
----------------------
         Under Option A, the death benefit is the greater of:
         o    the Specified Amount of insurance coverage; and
         o    the Account Value multiplied by the corridor factor.

Death Benefit Option B
----------------------
         Under Option B, the death benefit is the greater of:
         o   the Specified Amount of insurance coverage plus the Account
             Value; and
         o   the Account Value multiplied by the corridor factor.

Death Benefit Option C
----------------------
         Under Option C, the death benefit is the greater of:
         o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
         o    the Account Value multiplied by the corridor factor.
If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

o        Changes in Death Benefit Option

         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

         Changes in Death Benefit Option Rules
         o    Your request for a change must be by Written Notice.
         o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
         o    There is no fee to change your Policy death benefit option.

Excel Performance VUL                  27

         o    Changing from Option B to Option A, or from Option C to Option A:
              The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
         o    Changing from Option A to Option B, or from Option C to Option B:
              The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
         o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

o        Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. Any change will take effect on the Monthly Date on or after the date we receive your Written Notice.

INCREASE in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
o Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

o        Use of Accounting Benefit Rider and Supplemental Coverage Rider

         When you apply for the Policy, you can combine coverage under either or both the Accounting Benefit Rider (ABR) and the Supplemental Coverage Rider
(SCR) with coverage under the base Policy. You must allocate at least $50,000 to base Specified Amount, and the total Specified Amount must be at least $100,000 if you elect the ABR and $250,000 if you elect the SCR. The SCR Specified Amount cannot exceed nine (9) times the base Specified Amount. Use of these riders will change the cost of your insurance coverage.

Accounting Benefit Rider

         Allocating a portion of the total Specified Amount to the ABR increases early year Cash Surrender Values and decreases later year Cash Surrender Values, as compared to all base coverage. There is no Surrender Charge associated with the ABR Specified Amount, but Monthly Deductions for the rider generally are higher than Monthly Deductions for base coverage. The Monthly Deduction for the ABR consists of a cost of insurance charge and an ABR Specified Amount charge. The ABR Specified Amount charge is an amount per $1000 of ABR Specified Amount and will vary based on gender, rate class, Issue Age, Policy year, and Specified Amount.

         This rider is available only at issue. You cannot surrender the rider separately from the Policy.

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
Supplemental Coverage Rider

         The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the Policy's Specified Amount to this rider. The SCR will adjust over time to maintain total death benefit coverage as described below.

         The death benefit for the SCR is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefits change. The total death benefit depends on which death benefit option is in effect.

         You may allocate a portion of the total Specified Amount to the SCR. The SCR death benefit will adjust over time to maintain the total death benefit as described below. The SCR death benefit at any point in time equals the difference between the total death benefit and the death benefit calculated without the SCR. The total death benefit depends on the death benefit option you select.

Option A: If Option A is in effect, the total death benefit is the greater of:
         1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount; and
         2.   the Account Value multiplied by the corridor factor.

Option B: If Option B is in effect, the total death benefit is the greater of:
         1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the Account Value; and
         2.   the Account Value multiplied by the corridor factor.

Option C: If Option C is in effect, the total death benefit is the greater of:
         1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the sum of premiums paid minus the sum of partial withdrawals taken; and
         2.   the Account Value multipled by the corridor factor.
         If the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         If the Account Value grows sufficiently large, it is possible for the SCR death benefit to become zero. As long as the SCR death benefit remains zero, the SCR cost of insurance will be zero. The SCR death benefit can never be less than zero. Even when the SCR death benefit is zero, the rider remains in effect until you remove it from the Policy.

         Example: If your Account Value increases over time due to positive investment performance in the Subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your Account Value multiplied by the corridor factor could exceed the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would reduce so that your total death benefit remains constant. Eventually, your Account Value could peak and begin to decline so that, when multiplied by the corridor factor, the result would become less than the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would increase so that your total death benefit remains constant.

         There is no Surrender Charge associated with the SCR Specified Amount. The Monthly Deduction for the SCR consists of a cost of insurance charge and an SCR Specified Amount charge. The SCR Specified Amount charge is an amount per $1000 of SCR Specified Amount and will vary based on gender, rate class, Issue age, Policy year, and Specified Amount. Current rates for the SCR generally are lower than current rates for the base Policy, but maximum rates generally are higher.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

         POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Excel Performance VUL                  29

         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

                 Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
o      the Cash Surrender Value; minus                          loan  interest  rate of 1.0%:  we  charge  a  current
o      loan interest on Policy Debt  including the requested    interest  rate  with a 4.0%  effective  annual  yield
       loan to the next Annual Date; minus                      (guaranteed  not to exceed 4.0%),  but we also credit
o      the sum of the next three Monthly Deductions.            an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After five (5) Policy  years,  a  Preferred  Loan  Interest  Rate.  Current  net annual portion of the Policy Debt may qualify for the preferred  loan  loan  interest  rate of 0.0%:  we  charge  a  current interest  rate.  The portion  eligible for the preferred  loan  interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
o      the Account Value; plus                                  an interest  rate with an  effective  annual yield of
o      the sum of partial withdrawals taken, minus              3.0% to any amounts in the loan account.
o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
         o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
         o The applicable Surrender Charge is described in the CHARGES section of this prospectus.
         o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

Excel Performance VUL                  30

     If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any charge.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o    Partial withdrawals will be deducted from your Policy Investment
     Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o    We reserve the right to defer withdrawal payments from the Fixed
     Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

o        Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Excel Performance VUL                  31

TAX MATTERS
--------------------------------------------------------------------------------

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o        Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

         o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
         o the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax adviser.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited, which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose not to make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Excel Performance VUL                  32

o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
         o All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
         o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
         o A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

o        Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

Excel Performance VUL                  33

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Excel Performance VUL                  34

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION
--------------------------------------------------------------------------------

         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

DISTRIBUTION OF THE POLICY
--------------------------------------------------------------------------------

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2011 we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

Excel Performance VUL                  35

APPENDIX A: Optional Features
--------------------------------------------------------------------------------

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Accidental Death Benefit Rider
     This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes.

o    Accounting Benefit Rider ("ABR") *
     This rider provides term insurance upon the Insured's life in addition to the Specified Amount of insurance coverage under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Guaranteed Insurability Rider
     This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

o    Insurance Exchange Rider
     This rider provides the right to exchange the Policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured. Costs associated with the new policy will vary. For purposes of calculating any Surrender Charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this Policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Scheduled Increase Rider
     This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the issue date of the rider will be the rate class of the scheduled increases. You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test.

o    Supplemental Coverage Rider ("SCR") *
     This rider provides a supplemental death benefit that automatically adjusts over time to maintain the total death benefit coverage you select. For example, if your base death benefit (and any ABR term death benefit) decreases below the total death benefit, the SCR death benefit will increase to maintain the total death benefit amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the Insured.

o    Total Disability Benefit Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the cost of insurance charge for this rider. The Owner chooses the benefit level at the issue of the rider.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

* More information about the ABR and SCR riders is found in the Death Benefits section of this prospectus.

Excel Performance VUL                  36

DEFINED TERMS
--------------------------------------------------------------------------------
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the policy schedule upon whose life this policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Excel Performance VUL                  37

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.


We, Us, Our, Ameritas Life means Ameritas Life Insurance Corp.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.
--------------------------------------------------------------------------------

Excel Performance VUL                  38

                                    THANK YOU
                         for reviewing this prospectus.
    You should also review the fund prospectuses for the portfolio underlying each Subaccount variable Investment Option you wish to select.

                             IF YOU HAVE QUESTIONS,
             wish to request a Statement of Additional Information,
               or inquire about a Policy, including a personalized
               illustration (without charge), contact your sales
                  representative, or write or telephone us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                       Toll-Free Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                           Internet: ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our website. Or, call us at our toll-free number and we will send you the form you need.

         ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") dated May 1, 2012 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's Internet site at (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-151913"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-942-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.


(c) 2012 Ameritas Life Insurance Corp.

                       [Ameritas Life Insurance Corp.Logo]
                                           A UNIFI Company

Excel Performance VUL        Last Page            SEC Registration #: 811-04473

--------------------------------------------------------------------------------

Statement of Additional Information:  May 1, 2012
to accompany Policy Prospectuses dated:  May 1, 2012

                                            [AMERITAS LIFE INSURANCE CORP. LOGO]
                                                                 A UNIFI Company

VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT V
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                Page

General Information and History....................1

Services...........................................2
Underwriter
Distribution of the Policy

More Information on Charges........................4
Asset Allocation Program

Distribution of Materials..........................6
Advertising
Performance Data

Licensing Agreement................................7
Financial Statements

--------------------------------------------------------------------------------
Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                  5900 O Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                                  ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

           GENERAL INFORMATION AND HISTORY

           Ameritas Variable Separate Account V is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. "UNIFI(R) Companies" is a marketing name for the subsidiaries of UNIFI(R). The UNIFI(R) Companies are a diversified family of financial services businesses. For a complete list of the UNIFI(R) Companies and their products and services, visit the UNIFI(R) Companies' website at www.unificompanies.com. Each UNIFI(R) Company is solely responsible for its own financial condition and contractual obligations.


Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 1

         SERVICES

     Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account V (the "Registrant"). For 2009 and 2010, these services were provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011, and no amounts are reported for 2011 in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life relating to the Registrant and its variable life insurance products, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

                                         -------------- --------------- --------------
AFFILIATE:*             YEAR:                 2009           2010            2011
------------------------------------------------------- --------------- --------------
Acacia Life Insurance Company                $335,860        $139,387           $0
------------------------------------------------------- --------------- --------------
The Union Central Life Insurance Company   $6,268,538      $3,808,789           $0
------------------------------------------------------- --------------- --------------
* Each affiliate listed became a wholly owned subsidiary of Ameritas Life in 2009.

         Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Summit Investment Advisors, Inc. ("Summit"), for purpose of Summit developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services Summit performed under this agreement for Ameritas Variable Separate Account V, Ameritas Life paid Summit $9,049.20 in the year ended December 31, 2010, and $12,829.07 in the year ended December 31, 2011.

         Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

         UNDERWRITER

         Excel Performance VUL Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510. Other policies in Ameritas Variable Separate Account V were also distributed by AIC, a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

                                                           YEAR:        2009              2010             2011
----------------------------------------------------------------- ---------------- ----------------- ----------------
Variable life insurance commission the Depositor paid to AIC         $4,685,237       $4,041,168        $3,478,777
that was paid to other broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------- ---------------- ----------------- ----------------
Variable life insurance commission earned and kept by AIC.              $14,815           $12,776           $1,648
----------------------------------------------------------------- ---------------- ----------------- ----------------
Fees the Depositor paid to AIC for variable life insurance             $287,278          $100,473          $64,696
Principal Underwriter services.
----------------------------------------------------------------- ---------------- ----------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority (FINRA). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 2

         Distribution Compensation for Currently Sold Products
          o Excel Performance VUL: We pay commissions for the sale of the Policies. If the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee. The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and Policies for compensating sales representatives.

         Distribution Compensation for Products No Longer Being Sold
          o    Overture Applause!, Overture Applause! II, and Overture
               Encore!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

          o Overture Life SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.
          o Overture Viva!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture Bravo!(R): During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

          o Overture Ovation!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 3

         We pay commissions for the sale of the Policies. Because sales representatives of the Distributor are also insurance agents for other Ameritas Life Insurance Corp. products, as well as for Ameritas Life Insurance Corp. of New York(SM), Acacia Life Insurance Company, and/or The Union Central Life Insurance Company ("UNIFI(R) Companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that UNIFI(R) Companies offer. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from UNIFI(R) Companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's sales representatives who meet certain UNIFI(R) Companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

o        ASSET ALLOCATION PROGRAM

The Service
         Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("Summit"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by UNIFI(R). AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

         If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 4

         If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
         Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, Summit determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. Summit may also choose passively managed index investment options to optimize returns for a given risk profile. Summit's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, Summit looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. Summit avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
         Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

         When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs. AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

         When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
         Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

         Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

         Potential Conflicts of Interest. AIC and Summit may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 5

Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit, also an affiliate of ours. CIM and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and the impact of the models on insurance reserves. Neither AIC nor we dictate to Summit the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 6

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         FINANCIAL STATEMENTS

         The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

         Our financial statements follow this page of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account V (the "Account") as of December 31, 2011 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account V as of December 31, 2011, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 20, 2012

                                        AMERITAS VARIABLE SEPARATE ACCOUNT V
                                        ------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
      1,024,695.959 shares at $18.69 per share (cost $22,925,908)                   $  19,151,567
    Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
      18,719.250 shares at $18.63 per share (cost $413,747)                               348,740
    Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
      606,270.480 shares at $36.89 per share (cost $22,074,299)                        22,365,318
    Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
      14,106.939 shares at $36.81 per share (cost $472,766)                               519,276
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      2,208,708.589 shares at $5.39 per share (cost $12,458,992)                       11,904,939
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      68,918.581 shares at $5.36 per share (cost $382,559)                                369,404
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      709,983.407 shares at $13.63 per share (cost $13,507,065)                         9,677,074
    Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
      10,979.442 shares at $13.58 per share (cost $202,092)                               149,101
    Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
      915,855.104 shares at $13.80 per share (cost $13,902,487)                        12,638,800
    Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
      10,484.718 shares at $13.71 per share (cost $146,806)                               143,745
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
      785,723.752 shares at $12.97 per share (cost $9,943,747)                         10,190,837
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      937,033.901 shares at $23.02 per share (cost $23,711,660)                        21,570,520
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      35,984.489 shares at $22.95 per share (cost $937,314)                               825,844
    Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
      159,251.598 shares at $13.35 per share (cost $2,137,477)                          2,126,009
    Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
      5,765.941 shares at $13.26 per share (cost $72,945)                                  76,456
    Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
      85,121.656 shares at $29.08 per share (cost $2,086,800)                           2,475,338
    Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
      1,480.305 shares at $11.15 per share (cost $17,214)                                  16,505
  The Alger Portfolios (Alger):
  -----------------------------
    Alger Balanced Portfolio, Class I-2 (Balanced) -
      448,489.914 shares at $11.30 per share (cost $5,598,000)                          5,067,936
    Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
      2,971.065 shares at $51.95 per share (cost $145,690)                                154,347

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                        AMERITAS VARIABLE SEPARATE ACCOUNT V
                                        ------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
      250,202.950 shares at $10.04 per share (cost $2,474,655)                      $   2,512,038
    MFS Utilities Series Portfolio, Initial Class (Utilities) -
      411,032.537 shares at $26.08 per share (cost $9,412,514)                          10,719,729
    MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
      242,104.081 shares at $14.29 per share (cost $3,618,123)                           3,459,667
    MFS Research International Series Portfolio, Initial Class (Research) -
      367,459.627 shares at $10.86 per share (cost $4,661,453)                           3,990,612
    MFS Total Return Series Portfolio, Initial Class (Total Return) -
      25,340.114 shares at $18.53 per share (cost $440,708)                                469,552
    MFS Value Series Portfolio, Initial Class (Value) -
      1,567.545 shares at $12.68 per share (cost $18,876)                                   19,876
  The Universal Institutional Funds, Inc. (Van Kampen):
  -----------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      1,077,229.336 shares at $12.53 per share (cost $15,048,076)                       13,497,684
    UIF Global Tactical Asset Allocation Portfolio, Class I (Intl. Magnum) -
      212,919.338 shares at $8.57 per share (cost $2,323,139)                            1,824,719
    UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
      450,525.870 shares at $13.57 per share (cost $6,677,149)                           6,113,636
  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Strategic Portfolio (Core Strat.) -
      926,309.452 shares at $15.71 per share (cost $15,564,421)                         14,552,321
    Calvert VP Money Market Portfolio (Money Market) -
      17,698,028.361 shares at $1.00 per share (cost $17,698,028) $   17,698,028
       Dividends Receivable                                                   19
                                                                  --------------
        Total                                                                           17,698,047
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      271,146.884 shares at $42.78 per share (cost $10,018,391)                         11,599,664
    Calvert VP SRI Balanced Portfolio (Balanced) -
      388,117.378 shares at $1.749 per share (cost $643,540)                               678,817
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      24,238.093 shares at $31.66 per share (cost $688,317)                                767,378
    Calvert VP SRI Equity Portfolio (Equity) -
      23,105.839 shares at $19.09 per share (cost $382,422)                                441,090
    Calvert VP Income Portfolio (Income) -
      212,477.922 shares at $15.75 per share (cost $3,367,485)                           3,346,527

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                                        AMERITAS VARIABLE SEPARATE ACCOUNT V
                                        ------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Income & Growth Fund Portfolio,
     Class I (Income & Growth) -
      620,696.379 shares at $6.14 per share (cost $3,986,930)                       $   3,811,076
    American Century VP Value Fund Portfolio, Class I (Value) -
      39,245.166 shares at $5.80 per share (cost $249,182)                                227,622
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
      55,001.739 shares at $13.50 per share (cost $686,722)                               742,523
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      180,917.757 shares at $26.37 per share (cost $5,225,628)                          4,770,801
    Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
      328,442.510 shares at $12.14 per share (cost $4,133,760)                          3,987,292
    Invesco V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
      2,891.221 shares at $16.41 per share (cost $46,285)                                  47,445
    Invesco Van Kampen V.I. Global Value Equity Fund, Series I (Global Value) -
      377,325.312 shares at $6.80 per share (cost $4,095,574)                           2,565,812
    Invesco V.I. Capital Development Fund, Series I (Capital) -
      81,315.633 shares at $12.45 per share (cost $1,216,892)                           1,012,380
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
      360,484.086 shares at $66.38 per share (cost $22,983,787)                        23,928,934
    Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
      153,373.332 shares at $57.44 per share (cost $8,481,100)                          8,809,764
    Calvert VP Nasdaq 100 Index Portfolio (Nasdaq-100 Index) -
      195,295.994 shares at $29.67 per share (cost $5,043,396)                          5,794,432
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      119,417.015 shares at $63.54 per share (cost $7,847,845)                          7,587,757
    Calvert VP Inflation Protected Plus Portfolio (Inflation) -
      48,594.985 shares at $59.03 per share (cost $2,699,239)                           2,868,562
    Calvert VP Natural Resources Portfolio (Natural Resources) -
      88,440.848 shares at $49.84 per share (cost $4,358,025)                           4,407,892
    Calvert VP Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
      158,083.084 shares at $55.50 per share (cost $8,500,079)                          8,773,611
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      273,920.150 shares at $76.32 per share (cost $17,840,971)                        20,905,586
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      436,847.601 shares at $64.22 per share (cost $21,827,747)                        28,054,353

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                                        AMERITAS VARIABLE SEPARATE ACCOUNT V
                                        ------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      732,917.863 shares at $11.42 per share (cost $13,299,623)                     $   8,369,922
  Dreyfus Investment Portfolios (Dreyfus):
  ----------------------------------------
    Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
      89,770.382 shares at $13.14 per share (cost $1,240,629)                           1,179,583
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
      221,320.848 shares at $11.36 per share (cost $2,462,746)                          2,514,205
    DWS Global Thematic VIP Portfolio, Class A (Thematic) -
      25,971.283 shares at $7.90 per share (cost $211,635)                                205,173
  DWS Variable Series I (Scudder):
  --------------------------------
    DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
      346.985 shares at $18.58 per share (cost $6,275)                                      6,447
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
      16,246.328 shares at $14.26 per share (cost $209,380)                               231,673
    Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
      2,507.293 shares at $18.29 per share (cost $42,828)                                  45,858
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
      321,191.714 shares at $11.17 per share (cost $3,163,585)                          3,587,711
    T. Rowe Price Equity Income Portfolio-II (Equity Income) -
      1,652.258 shares at $19.37 per share (cost $30,474)                                  32,004
  Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
  --------------------------------------------------------------------------
    Franklin Income Securities Fund Portfolio, Class 2 (Income) -
      2,028.214 shares at $14.32 per share (cost $28,761)                                  29,044
  Ivy Funds Variable Insurance Portfolios (Ivy):
  ----------------------------------------------
    Ivy Funds VIP Science and Technology Portfolio (Science) -
      914.756 shares at $15.2468 per share (cost $15,024)                                  13,947
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      958,478.008 shares at $11.02 per share (cost $10,599,118)                        10,562,428
  Oppenheimer Variable Account Funds (Oppenheimer):
  -------------------------------------------------
    Oppenheimer Global Securities Fund/VA Portfolio, Non-Service
     Shares (Global Securities) -
      3,219.822 shares at $27.46 per share (cost $91,273)                                  88,416


The accompanying notes are an integral part of these financial statements.

                                      FS-5

                                        AMERITAS VARIABLE SEPARATE ACCOUNT V
                                        ------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Financial Investors Variable Insurance Trust - ALPS (Ibbotson):
  ---------------------------------------------------------------
    Ibbotson Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
      36,588.822 shares at $9.81 per share (cost $378,064)                          $     358,936
    Ibbotson Growth ETF Asset Allocation Portfolio, Class II (Growth) -
      7,502.352 shares at $9.07 per share (cost $77,302)                                   68,046
    Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
      40,885.411 shares at $10.49 per share (cost $448,555)                               428,888
                                                                                    -------------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                      $ 367,481,236
                                                                                    =============

The accompanying notes are an integral part of these financial statements.

                                      FS-6

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                    Equity-Income
                                                                                          IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     499,436
 Mortality and expense risk charge                                                       (170,225)
                                                                                    --------------
Net investment income(loss)                                                               329,211
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                          (453,881)
                                                                                    --------------
Net realized gain(loss)                                                                  (453,881)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            170,528
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      45,858
                                                                                    ==============


                                                                                            Equity-Income IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     329,211   $     191,338
 Net realized gain(loss)                                                                 (453,881)     (1,104,116)
 Net change in unrealized appreciation/depreciation                                       170,528       3,593,242
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           45,858       2,680,464
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,547,726       1,709,330
 Subaccounts transfers (including fixed account), net                                    (236,063)     (1,063,797)
 Transfers for policyowner benefits and terminations                                   (1,827,410)     (2,020,163)
 Policyowner maintenance charges                                                       (1,542,553)     (1,641,699)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (2,058,300)     (3,016,329)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (2,012,442)       (335,865)
Net assets at beginning of period                                                      21,164,009      21,499,874
                                                                                    --------------  --------------
Net assets at end of period                                                         $  19,151,567   $  21,164,009
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income
       SC                                  Growth IC                               Growth SC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         8,710                         $        87,241                         $         1,436
         (3,595)                               (202,236)                                 (4,969)
----------------                        ----------------                        ----------------
          5,115                                (114,995)                                 (3,533)
----------------                        ----------------                        ----------------


           ----                                  84,203                                   1,912
        (16,663)                                148,196                                  15,870
----------------                        ----------------                        ----------------
        (16,663)                                232,399                                  17,782
----------------                        ----------------                        ----------------

         11,354                                (179,029)                                (15,414)
----------------                        ----------------                        ----------------


$          (194)                        $       (61,625)                        $        (1,165)
================                        ================                        ================

          Equity-Income SC                           Growth IC                               Growth SC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         5,115     $         3,406     $      (114,995)    $      (127,830)    $        (3,533)    $        (3,856)
        (16,663)            (13,798)            232,399            (402,290)             17,782             (10,333)
         11,354              62,951            (179,029)          5,365,430             (15,414)            124,177
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           (194)             52,559             (61,625)          4,835,310              (1,165)            109,988
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         23,130              27,860           1,829,593           2,024,940              28,318              28,945
        (39,672)             (8,679)           (181,564)           (374,913)            (84,223)             62,129
        (46,407)             (5,018)         (2,296,208)         (2,241,000)            (24,456)           (108,454)
        (18,999)            (19,137)         (1,987,101)         (1,989,742)            (37,279)            (34,977)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (81,948)             (4,974)         (2,635,280)         (2,580,715)           (117,640)            (52,357)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (82,142)             47,585          (2,696,905)          2,254,595            (118,805)             57,631
        430,882             383,297          25,062,223          22,807,628             638,081             580,450
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       348,740     $       430,882     $    22,365,318     $    25,062,223     $       519,276     $       638,081
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                      High Income
                                                                                          IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     818,709
 Mortality and expense risk charge                                                        (84,586)
                                                                                    --------------
Net investment income(loss)                                                               734,123
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            28,225
                                                                                    --------------
Net realized gain(loss)                                                                    28,225
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (577,440)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     184,908
                                                                                    ==============


                                                                                            High Income IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     734,123   $     559,050
 Net realized gain(loss)                                                                   28,225         (43,799)
 Net change in unrealized appreciation/depreciation                                      (577,440)        534,955
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          184,908       1,050,206
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,151,668         696,719
 Subaccounts transfers (including fixed account), net                                   3,578,457      (2,055,816)
 Transfers for policyowner benefits and terminations                                     (563,836)       (618,199)
 Policyowner maintenance charges                                                         (835,378)       (682,547)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    3,330,911      (2,659,843)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  3,515,819      (1,609,637)
Net assets at beginning of period                                                       8,389,120       9,998,757
                                                                                    --------------  --------------
Net assets at end of period                                                         $  11,904,939   $   8,389,120
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
  High Income
       SC                                 Overseas IC                             Overseas SC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        24,873                         $       161,240                         $         2,289
         (2,955)                                (97,954)                                 (1,941)
----------------                        ----------------                        ----------------
         21,918                                  63,286                                     348
----------------                        ----------------                        ----------------


           ----                                  22,844                                     391
            313                                (240,190)                                (19,747)
----------------                        ----------------                        ----------------
            313                                (217,346)                                (19,356)
----------------                        ----------------                        ----------------

        (14,249)                             (1,984,349)                                (27,362)
----------------                        ----------------                        ----------------


$         7,982                         $    (2,138,409)                        $       (46,370)
================                        ================                        ================


           High Income SC                           Overseas IC                             Overseas SC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        21,918     $        17,113     $        63,286     $        66,093     $           348     $           728
            313               1,575            (217,346)           (433,350)            (19,356)            (15,373)
        (14,249)             20,737          (1,984,349)          1,735,740             (27,362)             42,252
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          7,982              39,425          (2,138,409)          1,368,483             (46,370)             27,607
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         24,851              28,980             836,727             936,882              11,888              14,047
         83,482            (128,613)             28,997            (317,627)            (13,297)            (11,264)
         (2,409)            (66,976)         (1,017,960)           (982,248)             (5,377)             (7,596)
        (16,150)            (15,294)           (818,050)           (890,234)            (11,138)            (12,436)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         89,774            (181,903)           (970,286)         (1,253,227)            (17,924)            (17,249)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         97,756            (142,478)         (3,108,695)            115,256             (64,294)             10,358
        271,648             414,126          12,785,769          12,670,513             213,395             203,037
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       369,404     $       271,648     $     9,677,074     $    12,785,769     $       149,101     $       213,395
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                    Asset Mgr. IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     262,455
 Mortality and expense risk charge                                                       (118,130)
                                                                                    --------------
Net investment income(loss)                                                               144,325
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                           64,071
 Net realized gain(loss) on sale of fund shares                                           (84,339)
                                                                                    --------------
Net realized gain(loss)                                                                   (20,268)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (540,364)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (416,307)
                                                                                    ==============


                                                                                            Asset Mgr. IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     144,325   $     114,576
 Net realized gain(loss)                                                                  (20,268)       (235,535)
 Net change in unrealized appreciation/depreciation                                      (540,364)      1,942,265
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (416,307)      1,821,306
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,015,905       1,068,092
 Subaccounts transfers (including fixed account), net                                     119,667        (230,558)
 Transfers for policyowner benefits and terminations                                   (1,674,549)     (1,623,864)
 Policyowner maintenance charges                                                       (1,132,198)     (1,262,231)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,671,175)     (2,048,561)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (2,087,482)       (227,255)
Net assets at beginning of period                                                      14,726,282      14,953,537
                                                                                    --------------  --------------
Net assets at end of period                                                         $  12,638,800   $  14,726,282
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                                                                   Contrafund
 Asset Mgr. SC                            Inv. Bond IC                                 IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         2,837                         $       323,588                         $       232,458
         (1,414)                                (83,320)                               (190,940)
----------------                        ----------------                        ----------------
          1,423                                 240,268                                  41,518
----------------                        ----------------                        ----------------


            728                                 276,298                                    ----
            296                                  99,813                                (186,806)
----------------                        ----------------                        ----------------
          1,024                                 376,111                                (186,806)
----------------                        ----------------                        ----------------

         (8,785)                                 39,241                                (608,163)
----------------                        ----------------                        ----------------


$        (6,338)                        $       655,620                         $      (753,451)
================                        ================                        ================


           Asset Mgr. SC                            Inv. Bond IC                           Contrafund IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         1,423     $           965     $       240,268     $       308,634     $        41,518     $        95,969
          1,024                 237             376,111             219,585            (186,806)           (748,725)
         (8,785)             16,027              39,241             260,943            (608,163)          4,210,747
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (6,338)             17,229             655,620             789,162            (753,451)          3,557,991
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         12,079               7,056             792,370             925,369           1,860,911           2,014,110
            795              (7,178)           (356,033)           (382,962)           (504,420)           (740,032)
           ----                ----            (956,779)         (1,035,289)         (2,049,069)         (2,483,289)
         (7,419)             (7,110)           (851,337)           (965,903)         (1,863,542)         (1,956,584)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
          5,455              (7,232)         (1,371,779)         (1,458,785)         (2,556,120)         (3,165,795)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           (883)              9,997            (716,159)          ( 669,623)         (3,309,571)            392,196
        144,628             134,631          10,906,996          11,576,619          24,880,091          24,487,895
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       143,745     $       144,628     $    10,190,837     $    10,906,996     $    21,570,520     $    24,880,091
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                    Contrafund SC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       8,019
 Mortality and expense risk charge                                                         (8,227)
                                                                                    --------------
Net investment income(loss)                                                                  (208)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           (16,594)
                                                                                    --------------
Net realized gain(loss)                                                                   (16,594)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (14,754)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (31,556)
                                                                                    ==============


                                                                                              Contrafund SC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        (208)  $       1,443
 Net realized gain(loss)                                                                  (16,594)        (59,811)
 Net change in unrealized appreciation/depreciation                                       (14,754)        190,334
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (31,556)        131,966
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       37,913          69,270
 Subaccounts transfers (including fixed account), net                                     (34,725)        (29,985)
 Transfers for policyowner benefits and terminations                                      (44,457)       (116,411)
 Policyowner maintenance charges                                                          (47,927)        (49,358)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (89,196)       (126,484)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (120,752)          5,482
Net assets at beginning of period                                                         946,596         941,114
                                                                                    --------------  --------------
Net assets at end of period                                                         $     825,844   $     946,596
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
    Asset Mgr.                              Asset Mgr.
     Gr. IC                                  Gr. SC                                Mid Cap IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        37,651                         $         1,268                         $         7,141
        (19,533)                                   (732)                                (23,414)
----------------                        ----------------                        ----------------
         18,118                                     536                                 (16,273)
----------------                        ----------------                        ----------------


          4,531                                     164                                   4,732
         37,180                                     176                                 322,556
----------------                        ----------------                        ----------------
         41,711                                     340                                 327,288
----------------                        ----------------                        ----------------

       (220,992)                                 (6,708)                               (630,755)
----------------                        ----------------                        ----------------


$      (161,163)                        $        (5,832)                        $      (319,740)
================                        ================                        ================


         Asset Mgr. Gr. IC                       Asset Mgr. Gr. SC                           Mid Cap IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        18,118     $         9,317     $           536     $           167     $       (16,273)    $       (11,316)
         41,711              (2,050)                340                 302             327,288             176,432
       (220,992)            351,324              (6,708)             10,225            (630,755)            595,683
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (161,163)            358,591              (5,832)             10,694            (319,740)            760,799
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        175,552             198,702               2,102               2,102             490,018             551,278
        (66,450)             30,086                  78                 (37)           (890,388)            (74,168)
       (316,162)           (175,223)               ----                ----            (151,997)           (228,724)
       (190,637)           (199,653)               (722)               (635)           (278,388)           (316,105)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (397,697)           (146,088)              1,458               1,430            (830,755)            (67,719)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (558,860)            212,503              (4,374)             12,124          (1,150,495)            693,080
      2,684,869           2,472,366              80,830              68,706           3,625,833           2,932,753
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,126,009     $     2,684,869     $        76,456     $        80,830     $     2,475,338     $     3,625,833
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                     Strategic IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $         660
 Mortality and expense risk charge                                                            (66)
                                                                                    --------------
Net investment income(loss)                                                                   594
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                              291
 Net realized gain(loss) on sale of fund shares                                                 4
                                                                                    --------------
Net realized gain(loss)                                                                       295
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               (618)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $         271
                                                                                    ==============


                                                                                             Strategic IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $         594   $         232
 Net realized gain(loss)                                                                      295             196
 Net change in unrealized appreciation/depreciation                                          (618)           (102)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                              271             326
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       10,756           5,025
 Subaccounts transfers (including fixed account), net                                       2,214            (315)
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                           (3,031)         (1,174)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                        9,939           3,536
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     10,210           3,862
Net assets at beginning of period                                                           6,295           2,433
                                                                                    --------------  --------------
Net assets at end of period                                                         $      16,505   $       6,295
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                   Alger                                                        MFS
----------------------------------------------------------------------------    ------------------------------------

    Balanced                              Capital App                            Strategic Inc
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       159,788                         $           124                         $       142,115
        (46,582)                                   (866)                                (20,835)
----------------                        ----------------                        ----------------
        113,206                                    (742)                                121,280
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
       (108,333)                                  2,083                                  13,712
----------------                        ----------------                        ----------------
       (108,333)                                  2,083                                  13,712
----------------                        ----------------                        ----------------

        (34,209)                                 (4,363)                                (36,858)
----------------                        ----------------                        ----------------


$       (29,336)                        $        (3,022)                        $        98,134
================                        ================                        ================


              Balanced                              Capital App                            Strategic Inc.
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       113,206     $        96,557     $          (742)    $          (190)    $       121,280     $       109,994
       (108,333)           (103,919)              2,083                 210              13,712               2,603
        (34,209)            526,362              (4,363)              9,274             (36,858)            126,717
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (29,336)            519,000              (3,022)              9,294              98,134             239,314
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        474,801             547,783              62,747              50,575             174,328             183,622
       (461,238)            284,207              23,253              12,086             (50,778)            (93,282)
       (622,262)           (396,632)             (2,883)               ----            (139,488)           (233,565)
       (483,238)           (512,472)            (15,398)             (9,888)           (214,414)           (223,364)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,091,937)            (77,114)             67,719              52,773            (230,352)           (366,589)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,121,273)            441,886              64,697              62,067            (132,218)           (127,275)
      6,189,209           5,747,323              89,650              27,583           2,644,256           2,771,531
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,067,936     $     6,189,209     $       154,347     $        89,650     $     2,512,038     $     2,644,256
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                 MFS
                                                                                    ------------------------------

                                                                                      Utilities
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     358,871
 Mortality and expense risk charge                                                        (87,707)
                                                                                    --------------
Net investment income(loss)                                                               271,164
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           205,470
                                                                                    --------------
Net realized gain(loss)                                                                   205,470
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            167,680
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     644,314
                                                                                    ==============


                                                                                              Utilities
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     271,164   $     268,055
 Net realized gain(loss)                                                                  205,470         (11,469)
 Net change in unrealized appreciation/depreciation                                       167,680       1,024,313
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          644,314       1,280,899
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      753,579         848,543
 Subaccounts transfers (including fixed account), net                                    (149,351)       (624,948)
 Transfers for policyowner benefits and terminations                                     (780,662)       (775,046)
 Policyowner maintenance charges                                                         (923,984)       (939,920)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,100,418)     (1,491,371)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (456,104)       (210,472)
Net assets at beginning of period                                                      11,175,833      11,386,305
                                                                                    --------------  --------------
Net assets at end of period                                                         $  10,719,729   $  11,175,833
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                        MFS
--------------------------------------------------------------------------------------------------------------------
      New
   Discovery                                Research                              Total Return
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $        83,658                         $        11,868
        (32,939)                                (42,787)                                 (3,540)
----------------                        ----------------                        ----------------
        (32,939)                                 40,871                                   8,328
----------------                        ----------------                        ----------------


        507,119                                    ----                                    ----
        183,105                                  45,090                                   7,331
----------------                        ----------------                        ----------------
        690,224                                  45,090                                   7,331
----------------                        ----------------                        ----------------

     (1,116,864)                               (425,872)                                (11,367)
----------------                        ----------------                        ----------------


$      (459,579)                        $      (339,911)                        $         4,292
================                        ================                        ================


           New Discovery                              Research                              Total Return
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (32,939)    $       (27,212)    $        40,871     $        78,171     $         8,328     $         7,331
        690,224              32,047              45,090            (538,046)              7,331               2,469
     (1,116,864)          1,083,952            (425,872)            935,004             (11,367)             17,541
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (459,579)          1,088,787            (339,911)            475,129               4,292              27,341
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        345,940             284,528             869,203           1,396,829              47,442              30,004
       (102,342)            375,762          (2,861,824)         (1,367,834)             68,363             180,987
       (334,872)           (425,353)           (316,282)           (564,540)            (38,258)            (16,867)
       (354,692)           (277,540)           (482,981)           (764,724)            (30,828)            (22,074)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (445,966)            (42,603)         (2,791,884)         (1,300,269)             46,719             172,050
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (905,545)          1,046,184          (3,131,795)           (825,140)             51,011             199,391
      4,365,212           3,319,028           7,122,407           7,947,547             418,541             219,150
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     3,459,667     $     4,365,212     $     3,990,612     $     7,122,407     $       469,552     $       418,541
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                 MFS
                                                                                    ------------------------------

                                                                                        Value
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $         242
 Mortality and expense risk charge                                                           (109)
                                                                                    --------------
Net investment income(loss)                                                                   133
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                               66
 Net realized gain(loss) on sale of fund shares                                                65
                                                                                    --------------
Net realized gain(loss)                                                                       131
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               (578)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $        (314)
                                                                                    ==============


                                                                                                Value
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $         133   $          17
 Net realized gain(loss)                                                                      131              33
 Net change in unrealized appreciation/depreciation                                          (578)          1,247
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                             (314)          1,297
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        6,858           3,544
 Subaccounts transfers (including fixed account), net                                       2,640           5,565
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                           (1,373)           (849)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                        8,125           8,260
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                      7,811           9,557
Net assets at beginning of period                                                          12,065           2,508
                                                                                    --------------  --------------
Net assets at end of period                                                         $      19,876   $      12,065
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                     Van Kampen
--------------------------------------------------------------------------------------------------------------------
    Emerging                                                                        U.S. Real
    Markets                               Intl. Magnum                               Estate
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        61,581                         $        25,770                         $        52,498
       (108,214)                                (15,950)                                (49,321)
----------------                        ----------------                        ----------------
        (46,633)                                  9,820                                   3,177
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         20,113                                (125,494)                               (122,398)
----------------                        ----------------                        ----------------
         20,113                                (125,494)                               (122,398)
----------------                        ----------------                        ----------------

     (3,051,227)                                 38,593                                 446,662
----------------                        ----------------                        ----------------


$    (3,077,747)                        $       (77,081)                        $       327,441
================                        ================                        ================


          Emerging Markets                          Intl. Magnum                          U.S. Real Estate
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (46,633)    $       (20,558)    $         9,820     $        47,472     $         3,177     $        82,740
         20,113            (163,239)           (125,494)           (136,095)           (122,398)           (422,132)
     (3,051,227)          2,358,894              38,593             185,403             446,662           1,831,313
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (3,077,747)          2,175,097             (77,081)             96,780             327,441           1,491,921
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,660,406           1,298,126             163,980             186,081             515,918             571,270
      2,816,168            (421,900)           (309,055)            (78,470)            (68,942)            (33,005)
       (952,093)         (1,066,871)           (157,812)           (203,282)           (470,823)           (550,554)
     (1,186,298)         (1,093,826)           (141,012)           (155,700)           (573,875)           (590,550)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      2,338,183          (1,284,471)           (443,899)           (251,371)           (597,722)           (602,839)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (739,564)            890,626            (520,980)           (154,591)           (270,281)            889,082
     14,237,248          13,346,622           2,345,699           2,500,290           6,383,917           5,494,835
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    13,497,684     $    14,237,248     $     1,824,719     $     2,345,699     $     6,113,636     $     6,383,917
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Calvert
                                                                                    ------------------------------

                                                                                      Core Strat.
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      79,262
 Mortality and expense risk charge                                                       (154,564)
                                                                                    --------------
Net investment income(loss)                                                               (75,302)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           929,142
                                                                                    --------------
Net realized gain(loss)                                                                   929,142
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (2,777,863)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $  (1,924,023)
                                                                                    ==============


                                                                                              Core Strat.
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (75,302)  $     (86,677)
 Net realized gain(loss)                                                                  929,142         (83,597)
 Net change in unrealized appreciation/depreciation                                    (2,777,863)      2,328,046
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       (1,924,023)      2,157,772
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    2,205,926       3,273,924
 Subaccounts transfers (including fixed account), net                                  (6,873,532)     (1,579,933)
 Transfers for policyowner benefits and terminations                                   (1,658,706)     (2,177,037)
 Policyowner maintenance charges                                                       (1,687,792)     (2,268,247)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (8,014,104)     (2,751,293)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (9,938,127)       (593,521)
Net assets at beginning of period                                                      24,490,448      25,083,969
                                                                                    --------------  --------------
Net assets at end of period                                                         $  14,552,321   $  24,490,448
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------
     Money
     Market                                Small Cap                                Balanced
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         1,862                         $          ----                         $         8,965
       (136,195)                               (109,224)                                 (5,449)
----------------                        ----------------                        ----------------
       (134,333)                               (109,224)                                  3,516
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
           ----                                 329,559                                   6,717
----------------                        ----------------                        ----------------
           ----                                 329,559                                   6,717
----------------                        ----------------                        ----------------

           ----                                (593,760)                                 14,360
----------------                        ----------------                        ----------------


$      (134,333)                        $      (373,425)                        $        24,593
================                        ================                        ================


            Money Market                             Small Cap                                Balanced
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      (134,333)    $      (140,017)    $      (109,224)    $      (101,545)    $         3,516     $         4,220
           ----                 378             329,559            (237,470)              6,717             (12,367)
           ----                ----            (593,760)          4,054,959              14,360              82,866
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (134,333)           (139,639)           (373,425)          3,715,944              24,593              74,719
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      3,119,216           4,355,056             902,620           1,089,534              81,019              90,940
      3,990,288           1,683,731            (177,407)         (1,780,442)              7,318            (155,826)
     (6,206,064)         (6,350,993)         (1,097,689)         (1,216,531)            (78,178)            (40,616)
     (1,818,337)         (2,101,162)         (1,025,962)         (1,086,835)            (71,229)            (73,740)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (914,897)         (2,413,368)         (1,398,438)         (2,994,274)            (61,070)           (179,242)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,049,230)         (2,553,007)         (1,771,863)            721,670             (36,477)           (104,523)
     18,747,277          21,300,284          13,371,527          12,649,857             715,294             819,817
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    17,698,047     $    18,747,277     $    11,599,664     $    13,371,527     $       678,817     $       715,294
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Calvert
                                                                                    ------------------------------

                                                                                        Mid Cap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                         (6,819)
                                                                                    --------------
Net investment income(loss)                                                                (6,819)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                           47,348
 Net realized gain(loss) on sale of fund shares                                            39,009
                                                                                    --------------
Net realized gain(loss)                                                                    86,357
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (59,708)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      19,830
                                                                                    ==============


                                                                                                Mid Cap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $      (6,819)  $      (6,754)
 Net realized gain(loss)                                                                   86,357            (304)
 Net change in unrealized appreciation/depreciation                                       (59,708)        247,288
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           19,830         240,230
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        1,550           1,537
 Subaccounts transfers (including fixed account), net                                     (53,785)        (22,934)
 Transfers for policyowner benefits and terminations                                      (89,629)        (73,486)
 Policyowner maintenance charges                                                          (64,974)        (69,845)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (206,838)       (164,728)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (187,008)         75,502
Net assets at beginning of period                                                         954,386         878,884
                                                                                    --------------  --------------
Net assets at end of period                                                         $     767,378   $     954,386
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                  Calvert                                                 American Century
----------------------------------------------------------------------------    ------------------------------------
                                                                                    Income &
     Equity                                  Income                                  Growth
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $       140,095                         $        62,071
         (4,557)                                (26,814)                                (29,732)
----------------                        ----------------                        ----------------
         (4,557)                                113,281                                  32,339
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         39,862                                  14,918                                 (29,600)
----------------                        ----------------                        ----------------
         39,862                                  14,918                                 (29,600)
----------------                        ----------------                        ----------------

        (55,378)                                (18,456)                                 86,121
----------------                        ----------------                        ----------------


$       (20,073)                        $       109,743                         $        88,860
================                        ================                        ================


               Equity                                  Income                             Income & Growth
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (4,557)    $        (4,116)    $       113,281     $       132,447     $        32,339     $        29,621
         39,862               5,547              14,918               8,969             (29,600)           (132,373)
        (55,378)             97,918             (18,456)            113,829              86,121             579,816
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (20,073)             99,349             109,743             255,245              88,860             477,064
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         63,376              75,983             364,584             394,486             430,660             479,019
       (209,648)            183,027            (273,348)            (28,836)           (106,506)           (225,200)
        (40,733)            (29,126)           (236,980)           (383,328)           (323,852)           (366,021)
        (47,661)            (52,806)           (276,429)           (316,969)           (324,532)           (341,102)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (234,666)            177,078            (422,173)           (334,647)           (324,230)           (453,304)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (254,739)            276,427            (312,430)            (79,402)           (235,370)             23,760
        695,829             419,402           3,658,957           3,738,359           4,046,446           4,022,686
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       441,090     $       695,829     $     3,346,527     $     3,658,957     $     3,811,076     $     4,046,446
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                          American Century
                                                                                    ------------------------------

                                                                                        Value
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       4,521
 Mortality and expense risk charge                                                         (1,550)
                                                                                    --------------
Net investment income(loss)                                                                 2,971
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            (1,675)
                                                                                    --------------
Net realized gain(loss)                                                                    (1,675)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               (917)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $         379
                                                                                    ==============


                                                                                                Value
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $       2,971   $       3,132
 Net realized gain(loss)                                                                   (1,675)        (19,165)
 Net change in unrealized appreciation/depreciation                                          (917)         39,949
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                              379          23,916
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       28,690          32,657
 Subaccounts transfers (including fixed account), net                                       2,561         (47,375)
 Transfers for policyowner benefits and terminations                                       (4,456)        (22,465)
 Policyowner maintenance charges                                                          (13,939)        (17,250)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       12,856         (54,433)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     13,235         (30,517)
Net assets at beginning of period                                                         214,387         244,904
                                                                                    --------------  --------------
Net assets at end of period                                                         $     227,622   $     214,387
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

          American Century                                                  AIM
------------------------------------    ----------------------------------------------------------------------------
                                              Intl.
    Mid Cap                                  Growth                                  Global
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         9,860                         $        10,150                         $       158,581
         (5,892)                                (20,959)                                (21,876)
----------------                        ----------------                        ----------------
          3,968                                 (10,809)                                136,705
----------------                        ----------------                        ----------------


         18,865                                    ----                                    ----
         20,002                                 (12,603)                                 15,640
----------------                        ----------------                        ----------------
         38,867                                 (12,603)                                 15,640
----------------                        ----------------                        ----------------

        (47,814)                               (542,052)                               (566,317)
----------------                        ----------------                        ----------------


$        (4,979)                        $      (565,464)                        $      (413,972)
================                        ================                        ================


              Mid Cap                               Intl. Growth                               Global
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         3,968     $        10,399     $       (10,809)    $         8,349     $       136,705     $        56,846
         38,867               5,523             (12,603)             24,680              15,640             322,697
        (47,814)             84,952            (542,052)              8,201            (566,317)           (176,918)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (4,979)            100,874            (565,464)             41,230            (413,972)            202,625
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         50,905              53,031             595,938              55,940             597,892             369,823
        (21,270)            542,418           4,569,228             152,390           2,602,676          (1,349,323)
        (11,269)            (20,669)           (177,108)            (98,340)           (192,504)           (131,646)
        (65,539)            (54,855)           (271,270)            (32,742)           (280,279)           (215,895)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (47,173)            519,925           4,716,788              77,248           2,727,785          (1,327,041)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (52,152)            620,799           4,151,324             118,478           2,313,813          (1,124,416)
        794,675             173,876             619,477             500,999           1,673,479           2,797,895
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       742,523     $       794,675     $     4,770,801     $       619,477     $     3,987,292     $     1,673,479
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                  AIM
                                                                                    ------------------------------

                                                                                      Small Cap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                           (219)
                                                                                    --------------
Net investment income(loss)                                                                  (219)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                               905
                                                                                    --------------
Net realized gain(loss)                                                                       905
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             (2,265)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      (1,579)
                                                                                    ==============


                                                                                              Small Cap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        (219)  $         (57)
 Net realized gain(loss)                                                                      905              75
 Net change in unrealized appreciation/depreciation                                        (2,265)          3,078
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           (1,579)          3,096
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        9,806           5,866
 Subaccounts transfers (including fixed account), net                                      22,977           7,349
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                           (2,642)         (1,183)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       30,141          12,032
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     28,562          15,128
Net assets at beginning of period                                                          18,883           3,755
                                                                                    --------------  --------------
Net assets at end of period                                                         $      47,445   $      18,883
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                    AIM                                                        Summit
----------------------------------------------------------------------------    ------------------------------------
                                                                                       S&P
  Global Value                              Capital                                  MidCap
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        98,903                         $          ----                         $       172,625
        (22,878)                                 (5,581)                               (193,116)
----------------                        ----------------                        ----------------
         76,025                                  (5,581)                                (20,491)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
       (332,868)                                (21,425)                                294,065
----------------                        ----------------                        ----------------
       (332,868)                                (21,425)                                294,065
----------------                        ----------------                        ----------------

        (76,938)                               (204,512)                             (1,561,124)
----------------                        ----------------                        ----------------


$      (333,781)                        $      (231,518)                        $    (1,287,550)
================                        ================                        ================


            Global Value                              Capital                                S&P MidCap
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        76,025     $        37,848     $        (5,581)    $          ----     $        (20,491)   $        36,454
       (332,868)           (421,044)            (21,425)               ----              294,065             30,725
        (76,938)            698,348            (204,512)               ----           (1,561,124)         2,628,817
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (333,781)            315,152            (231,518)               ----           (1,287,550)         2,695,996
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        299,570             339,881              71,997                ----            2,294,061          1,492,920
       (211,002)           (178,293)          1,298,071                ----            5,187,868         16,475,843
       (369,813)           (467,588)            (68,539)               ----           (2,173,919)        (1,320,876)
       (235,781)           (257,835)            (57,631)               ----           (2,022,070)        (1,263,776)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (517,026)           (563,835)          1,243,898                ----            3,285,940         15,384,111
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (850,807)           (248,683)          1,012,380                ----            1,998,390         18,080,107
      3,416,619           3,665,302                ----                ----           21,930,544          3,850,437
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,565,812     $     3,416,619     $     1,012,380     $          ----     $     23,928,934    $    21,930,544
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------
                                                                                       Russell
                                                                                      Small Cap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      47,891
 Mortality and expense risk charge                                                        (75,463)
                                                                                    --------------
Net investment income(loss)                                                               (27,572)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                          315,061
 Net realized gain(loss) on sale of fund shares                                           495,225
                                                                                    --------------
Net realized gain(loss)                                                                   810,286
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (1,174,087)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (391,373)
                                                                                    ==============


                                                                                          Russell Small Cap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (27,572)  $       1,208
 Net realized gain(loss)                                                                  810,286           5,564
 Net change in unrealized appreciation/depreciation                                    (1,174,087)      1,735,163
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (391,373)      1,741,935
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,248,110       1,070,067
 Subaccounts transfers (including fixed account), net                                  (2,011,809)      7,183,145
 Transfers for policyowner benefits and terminations                                     (762,723)       (562,014)
 Policyowner maintenance charges                                                         (817,811)       (654,876)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (2,344,233)      7,036,322
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (2,735,606)      8,778,257
Net assets at beginning of period                                                      11,545,370       2,767,113
                                                                                    --------------  --------------
Net assets at end of period                                                      $      8,809,764   $  11,545,370
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------
   Nasdaq-100
     Index                                 EAFE Intl.                              Inflation
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        16,620                         $       199,920                         $        50,052
        (46,646)                                (65,185)                                (18,749)
----------------                        ----------------                        ----------------
        (30,026)                                134,735                                  31,303
----------------                        ----------------                        ----------------


        300,933                                    ----                                  21,034
        439,663                                 360,215                                  61,927
----------------                        ----------------                        ----------------
        740,596                                 360,215                                  82,961
----------------                        ----------------                        ----------------

       (556,332)                             (1,523,008)                                110,936
----------------                        ----------------                        ----------------


$       154,238                         $    (1,028,058)                        $       225,200
================                        ================                        ================


          Nasdaq-100 Index                           EAFE Intl.                              Inflation
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (30,026)    $       (20,245)    $       134,735     $        73,525     $        31,303     $        21,612
        740,596              88,683             360,215              30,076              82,961              93,869
       (556,332)            937,517          (1,523,008)          1,203,128             110,936              15,800
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        154,238           1,005,955          (1,028,058)          1,306,729             225,200             131,281
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        798,908             682,552           1,561,287           1,212,540             292,367             269,556
       (553,751)          2,936,878          (1,519,661)          7,477,440             766,859            (680,092)
       (412,392)           (305,441)           (529,963)           (343,580)           (194,390)           (202,415)
       (528,597)           (409,695)           (818,293)           (578,653)           (188,440)           (193,801)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (695,832)          2,904,294          (1,306,630)          7,767,747             676,396            (806,752)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (541,594)          3,910,249          (2,334,688)          9,074,476             901,596            (675,471)
      6,336,026           2,425,777           9,922,445             847,969           1,966,966           2,642,437
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,794,432     $     6,336,026     $     7,587,757     $     9,922,445     $     2,868,562     $     1,966,966
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------
                                                                                       Natural
                                                                                      Resources
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      14,450
 Mortality and expense risk charge                                                        (31,462)
                                                                                    --------------
Net investment income(loss)                                                               (17,012)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            73,253
                                                                                    --------------
Net realized gain(loss)                                                                    73,253
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (582,173)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (525,932)
                                                                                    ==============


                                                                                          Natural Resources
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (17,012)  $      (7,065)
 Net realized gain(loss)                                                                   73,253          15,407
 Net change in unrealized appreciation/depreciation                                      (582,173)        709,845
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (525,932)        718,187
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      737,761         478,039
 Subaccounts transfers (including fixed account), net                                   1,002,167       1,844,775
 Transfers for policyowner benefits and terminations                                     (359,793)       (125,329)
 Policyowner maintenance charges                                                         (389,837)       (255,976)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      990,298       1,941,509
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    464,366       2,659,696
Net assets at beginning of period                                                       3,943,526       1,283,830
                                                                                    --------------  --------------
Net assets at end of period                                                         $   4,407,892   $   3,943,526
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------

    Barclays                                S&P 500                                  Zenith
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       206,635                         $       327,032                         $       632,666
        (54,078)                               (151,176)                               (251,696)
----------------                        ----------------                        ----------------
        152,557                                 175,856                                 380,970
----------------                        ----------------                        ----------------


         58,318                                 672,268                                    ----
         61,295                                 330,601                               2,114,858
----------------                        ----------------                        ----------------
        119,613                               1,002,869                               2,114,858
----------------                        ----------------                        ----------------

        313,398                              (1,158,145)                             (3,096,675)
----------------                        ----------------                        ----------------


$       585,568                         $        20,580                         $      (600,847)
================                        ================                        ================


              Barclays                                S&P 500                                  Zenith
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       152,557     $        85,002     $       175,856     $       111,394     $       380,970     $       241,667
        119,613              21,552           1,002,869           1,034,774           2,114,858           1,357,051
        313,398             (39,849)         (1,158,145)          1,011,645          (3,096,675)          1,815,959
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        585,568              66,705              20,580           2,157,813            (600,847)          3,414,677
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,275,609             596,713           2,459,820           2,004,165           3,525,080           4,663,413
      2,887,858           5,001,511           4,308,563            (445,268)         (4,749,758)         (3,397,891)
       (527,105)           (158,429)         (1,587,269)         (1,953,298)         (2,773,169)         (3,539,611)
       (680,858)           (274,487)         (1,839,935)         (1,652,560)         (2,905,928)         (3,501,830)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      2,955,504           5,165,308           3,341,179          (2,046,961)         (6,903,775)         (5,775,919)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      3,541,072           5,232,013           3,361,759             110,852          (7,504,622)         (2,361,242)
      5,232,539                 526          17,543,827          17,432,975          35,558,975          37,920,217
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     8,773,611     $     5,232,539     $    20,905,586     $    17,543,827     $    28,054,353     $    35,558,975
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                             Third Avenue
                                                                                    ------------------------------

                                                                                         Value
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     179,688
 Mortality and expense risk charge                                                        (79,220)
                                                                                    --------------
Net investment income(loss)                                                               100,468
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                          (600,464)
                                                                                    --------------
Net realized gain(loss)                                                                  (600,464)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (1,872,180)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $  (2,372,176)
                                                                                    ==============


                                                                                                Value
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     100,468   $     343,116
 Net realized gain(loss)                                                                 (600,464)     (1,596,189)
 Net change in unrealized appreciation/depreciation                                    (1,872,180)      2,534,911
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       (2,372,176)      1,281,838
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,052,202       1,331,154
 Subaccounts transfers (including fixed account), net                                    (910,819)     (2,400,057)
 Transfers for policyowner benefits and terminations                                     (653,154)       (977,862)
 Policyowner maintenance charges                                                         (854,432)     (1,037,714)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,366,203)     (3,084,479)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,738,379)     (1,802,641)
Net assets at beginning of period                                                      12,108,301      13,910,942
                                                                                    --------------  --------------
Net assets at end of period                                                         $   8,369,922   $  12,108,301
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

              Dreyfus                                                     Scudder
------------------------------------    ----------------------------------------------------------------------------
                                            Small
     MidCap                               Mid Value                                 Thematic
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         4,992                         $        17,531                         $         1,511
         (9,807)                                (16,035)                                 (1,894)
----------------                        ----------------                        ----------------
         (4,815)                                  1,496                                    (383)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         (6,666)                                 22,400                                   3,901
----------------                        ----------------                        ----------------
         (6,666)                                 22,400                                   3,901
----------------                        ----------------                        ----------------

          1,783                                (242,215)                                (41,883)
----------------                        ----------------                        ----------------


$        (9,698)                        $      (218,319)                        $       (38,365)
================                        ================                        ================


               MidCap                             Small Mid Value                             Thematic
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (4,815)    $         1,813     $         1,496     $        24,935     $          (383)    $           601
         (6,666)            (36,703)             22,400              71,401               3,901               1,585
          1,783             294,765            (242,215)            206,317             (41,883)             23,713
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (9,698)            259,875            (218,319)            302,653             (38,365)             25,899
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        117,195             118,598             352,240             318,891              18,272              28,727
        (68,360)            101,186           1,142,883          (1,617,337)            (22,023)              4,445
        (70,400)            (64,594)           (121,789)           (141,722)             (3,722)               (737)
       (105,518)            (90,440)           (195,727)           (210,182)            (17,904)            (18,421)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (127,083)             64,750           1,177,607          (1,650,350)            (25,377)             14,014
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (136,781)            324,625             959,288          (1,347,697)            (63,742)             39,913
      1,316,364             991,739           1,554,917           2,902,614             268,915             229,002
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,179,583     $     1,316,364     $     2,514,205     $     1,554,917     $       205,173     $       268,915
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Scudder
                                                                                    ------------------------------
                                                                                        Capital
                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $          36
 Mortality and expense risk charge                                                            (36)
                                                                                    --------------
Net investment income(loss)                                                                  ----
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                                 2
                                                                                    --------------
Net realized gain(loss)                                                                         2
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               (307)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $        (305)
                                                                                    ==============


                                                                                            Capital Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        ----   $           1
 Net realized gain(loss)                                                                        2               1
 Net change in unrealized appreciation/depreciation                                          (307)            480
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                             (305)            482
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        3,805           2,848
 Subaccounts transfers (including fixed account), net                                        ----             134
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                             (994)           (501)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                        2,811           2,481
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                      2,506           2,963
Net assets at beginning of period                                                           3,941             978
                                                                                    --------------  --------------
Net assets at end of period                                                         $       6,447   $       3,941
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                              Neuberger Berman                                                 T. Rowe
----------------------------------------------------------------------------    ------------------------------------

    Regency                                 Guardian                               Blue Chip
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         1,946                         $           220                         $          ----
        (20,646)                                   (292)                                (33,606)
----------------                        ----------------                        ----------------
        (18,700)                                    (72)                                (33,606)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
      1,141,556                                     373                                 336,334
----------------                        ----------------                        ----------------
      1,141,556                                     373                                 336,334
----------------                        ----------------                        ----------------

       (903,624)                                 (2,293)                               (209,400)
----------------                        ----------------                        ----------------


$       219,232                         $        (1,992)                        $        93,328
================                        ================                        ================


              Regency                                 Guardian                               Blue Chip
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (18,700)    $        16,435     $           (72)    $           (43)    $       (33,606)    $       (54,033)
      1,141,556              27,807                 373                  68             336,334            (271,981)
       (903,624)            917,926              (2,293)              4,529            (209,400)            881,040
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        219,232             962,168              (1,992)              4,554              93,328             555,026
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        337,531             652,428              16,009               8,787             716,345           1,282,326
     (5,566,447)          4,411,683                 618              17,806          (1,843,491)         (5,613,617)
       (151,423)           (158,899)             (1,942)               ----            (333,698)           (549,647)
       (250,713)           (304,553)             (4,385)             (2,654)           (399,903)           (761,586)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (5,631,052)          4,600,659              10,300              23,939          (1,860,747)         (5,642,524)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (5,411,820)          5,562,827               8,308              28,493          (1,767,419)         (5,087,498)
      5,643,493              80,666              37,550               9,057           5,355,130          10,442,628
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       231,673     $     5,643,493     $        45,858     $        37,550     $     3,587,711     $     5,355,130
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                T. Rowe
                                                                                    ------------------------------
                                                                                        Equity
                                                                                        Income
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $         387
 Mortality and expense risk charge                                                           (151)
                                                                                    --------------
Net investment income(loss)                                                                   236
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                                76
                                                                                    --------------
Net realized gain(loss)                                                                        76
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               (116)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $         196
                                                                                    ==============


                                                                                            Equity Income
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $         236   $         119
 Net realized gain(loss)                                                                       76            (184)
 Net change in unrealized appreciation/depreciation                                          (116)          1,422
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                              196           1,357
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        6,119           8,567
 Subaccounts transfers (including fixed account), net                                      12,501           3,449
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                           (2,315)         (1,417)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       16,305          10,599
                                                                                    --------------  --------------


Total increase(decrease) in net assets                                                     16,501          11,956
Net assets at beginning of period                                                          15,503           3,547
                                                                                    --------------  --------------
Net assets at end of period                                                         $      32,004   $      15,503
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

         Franklin Templeton                             Ivy                                    Pimco
------------------------------------    ------------------------------------    ------------------------------------
                                                                                     Total
     Income                                 Science                                  Return
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         1,275                         $          ----                         $       253,007
           (155)                                    (99)                                (71,032)
----------------                        ----------------                        ----------------
          1,120                                     (99)                                181,975
----------------                        ----------------                        ----------------


           ----                                     441                                 152,030
             39                                     865                                  24,396
----------------                        ----------------                        ----------------
             39                                   1,306                                 176,426
----------------                        ----------------                        ----------------

         (1,071)                                 (2,054)                               (117,958)
----------------                        ----------------                        ----------------


$            88                         $          (847)                        $       240,443
================                        ================                        ================


               Income                                 Science                               Total Return
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         1,120     $           289     $           (99)    $           (33)    $       181,975     $       127,168
             39                  23               1,306                 124             176,426             335,689
         (1,071)                991              (2,054)                788            (117,958)             62,651
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

             88               1,303                (847)                879             240,443             525,508
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         10,706               4,247               7,728               6,901           1,365,512           1,128,182
          6,638               7,302                (530)              1,897           2,823,721              74,023
           ----                ----                (137)                (37)           (712,305)           (634,643)
         (3,420)             (1,247)             (2,416)             (1,541)           (804,742)           (680,301)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         13,924              10,302               4,645               7,220           2,672,186            (112,739)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         14,012              11,605               3,798               8,099           2,912,629             412,769
         15,032               3,427              10,149               2,050           7,649,799           7,237,030
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        29,044     $        15,032     $        13,947     $        10,149     $    10,562,428     $     7,649,799
================    ================    ================    ================    ================    ================

                                       AMERITAS VARIABLE SEPARATE ACCOUNT V
                                       ------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                              Oppenheimer
                                                                                    ------------------------------
                                                                                        Global
                                                                                      Securities
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $         833
 Mortality and expense risk charge                                                           (524)
                                                                                    --------------
Net investment income(loss)                                                                   309
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                               182
                                                                                    --------------
Net realized gain(loss)                                                                       182
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             (8,958)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      (8,467)
                                                                                    ==============


                                                                                          Global Securities
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $         309   $         (17)
 Net realized gain(loss)                                                                      182             116
 Net change in unrealized appreciation/depreciation                                        (8,958)          5,300
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           (8,467)          5,399
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       37,900          23,851
 Subaccounts transfers (including fixed account), net                                      21,781          11,001
 Transfers for policyowner benefits and terminations                                       (1,111)            (43)
 Policyowner maintenance charges                                                           (8,886)         (5,051)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       49,684          29,758
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     41,217          35,157
Net assets at beginning of period                                                          47,199          12,042
                                                                                    --------------  --------------
Net assets at end of period                                                         $      88,416   $      47,199
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Ibbotson
--------------------------------------------------------------------------------------------------------------------

    Balanced                                  Growth                                 Income
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         3,767                         $           805                         $         3,689
         (1,586)                                   (524)                                 (2,129)
----------------                        ----------------                        ----------------
          2,181                                     281                                   1,560
----------------                        ----------------                        ----------------


          5,927                                     807                                   6,915
           (587)                                (11,192)                                 (1,274)
----------------                        ----------------                        ----------------
          5,340                                 (10,385)                                  5,641
----------------                        ----------------                        ----------------

        (19,127)                                 (9,256)                                (19,666)
----------------                        ----------------                        ----------------


$       (11,606)                        $       (19,360)                        $       (12,465)
================                        ================                        ================


              Balanced                                 Growth                                  Income
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         2,181     $          ----     $           281     $          ----     $         1,560     $          ----
          5,340                ----             (10,385)               ----               5,641                ----
        (19,127)               ----              (9,256)               ----             (19,666)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (11,606)               ----             (19,360)               ----             (12,465)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         13,879                ----               6,311                ----              13,157                ----
        395,271                ----              89,929                ----             475,238                ----
        (21,817)               ----              (1,899)               ----             (28,312)               ----
        (16,791)               ----              (6,935)               ----             (18,730)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        370,542                ----              87,406                ----             441,353                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        358,936                ----              68,046                ----             428,888                ----
           ----                ----                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       358,936     $          ----     $        68,046     $          ----     $       428,888     $          ----
================    ================    ================    ================    ================    ================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                      ------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010
                ------------------------------------------------

1.   ORGANIZATION
-----------------

     Ameritas Variable Separate Account V (the "Account") was established on May 28, 1987, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2011, there are sixty-eight subaccounts available within the Account listed as follows:

     Fidelity Management & Research                    Massachusetts Financial Services Company,
      Company (Advisor)                                 continued
      Fidelity (Fund Series short cite)                 MFS, continued
       *Equity-Income IC (Subaccount short cite)         *Total Return
       *Equity-Income SC                                  (Commenced May 21, 2008)
       *Growth IC                                        *Value
       *Growth SC                                         (Commenced April 23, 2009)
       *High Income IC
       *High Income SC                                 Morgan Stanley Investment Management Inc.
       *Overseas IC                                     Van Kampen
       *Overseas SC                                      *Emerging Markets
       *Asset Mgr. IC                                    *Intl. Magnum
       *Asset Mgr. SC                                    *U.S. Real Estate
       *Inv. Bond IC
       *Contrafund IC                                  Calvert Investment Management, Inc.
       *Contrafund SC                                   (formerly Calvert Asset Management
       *Asset Mgr. Gr. IC                               Company, Inc.) (See Note 3)
       *Asset Mgr. Gr. SC                               Calvert
       *Mid Cap IC                                       *Core Strat.
       *Strategic IC                                     *Money Market
                                                         *Small Cap
     Fred Alger Management, Inc.                         *Balanced
      Alger                                              *Mid Cap
       *Balanced                                         *Equity
       *Capital App                                      *Income
        (Commenced March 12, 2009)
                                                       American Century Investment Management,
     Massachusetts Financial Services Company           Inc.
      MFS                                               American Century
       *Strategic Inc.                                   *Income & Growth
       *Utilities                                        *Value
       *New Discovery                                    *Mid Cap
       *Research                                          (Commenced May 16, 2008)
        (Commenced April 30, 2008)

                                      FS-41

1.  ORGANIZATION, continued

     Invesco Advisors, Inc.                            Neuberger Berman Management LLC
      (formerly Invesco AIM Advisors, Inc.)             Neuberger Berman
      AIM                                                *Regency
       *Intl. Growth                                      (Commenced May 15, 2008)
        (Commenced May 15, 2008)                         *Guardian
       *Global                                            (Commenced March 18, 2009)
        (Commenced May 1, 2009)
       *Small Cap                                      T. Rowe Price Associates, Inc.
        (Commenced April 23, 2009)                      T. Rowe
       *Global Value                                     *Blue Chip
       *Capital                                           (Commenced April 30, 2008)
        (Commenced April 29, 2011)                       *Equity Income
                                                          (Commenced March 18, 2009)
     Calvert Investment Management, Inc.
      (formerly Calvert Asset Management )             Franklin Advisors, Inc.
       Company, Inc.) (See Note 3)                      Franklin Templeton
      Summit                                             *Income
       *S&P MidCap(1)                                     (Commenced March 10, 2009)
       *Russell Small Cap(1)
       *Nasdaq-100 Index                               Waddell & Reed Investment Management
       *EAFE Intl.(1)                                   Company
       *Inflation                                       Ivy
        (Commenced April 30, 2008)                       *Science
       *Natural Resources                                 (Commenced March 12, 2009)
        (Commenced May 13, 2008)
       *Barclays                                       Pacific Investment Management Company
        (Commenced March 18, 2009)                      LLC
       *S&P 500                                         Pimco
        (Commenced December 11, 2008)                    *Total Return
       *Zenith                                            (Commenced May 1, 2009)
        (Commenced December 11, 2008)
                                                       OppenheimerFunds, Inc.
     Third Avenue Management LLC                        Oppenheimer
      Third Avenue                                       *Global Securities
       *Value                                             (Commenced February 23, 2009)

     The Dreyfus Corporation                           ALPS Advisors, Inc.
      Dreyfus                                           Ibbotson
       *MidCap                                           *Balanced
                                                          (Commenced April 29, 2011)
     Deutsche Investment Management Americas             *Growth
      Inc.                                                (Commenced April 29, 2011)
      Scudder                                            *Income
       *Small Mid Value                                   (Commenced April 29, 2011)
        (Commenced April 30, 2008)
       *Thematic
        (Commenced May 2, 2008)
       *Capital Growth
        (Commenced September 14, 2009)

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.
      (1) Subaccount names remained the same except Class I was added.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

       o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
       o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
       o Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES
     ---------------

     Affiliates of ALIC provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2011 and 2010, as follows:

                                                                         Management/
                                                     Investment         Administrative
                                                    Advisory Fee             Fee
                                                   ---------------      --------------
     Calvert:
      Core Strat.                                      0.00750              0.00050
      Money Market                                     0.00200              0.00050
      Small Cap                                        0.00850              0.00050
      Balanced                                         0.00425              0.00275
      Mid Cap                                          0.00650              0.00250
      Equity                                           0.00500              0.00200
      Income                                           0.00400              0.00300
     Summit:
      S&P MidCap                                       0.00300              0.00100
      Russell Small Cap                                0.00350              0.00100
      Nasdaq-100 Index                                 0.00350              0.00100
      EAFE Intl.                                       0.00560              0.00100
      Inflation                                        0.00500              0.00100
      Natural Resources                                0.00550              0.00100
      Barclays                                         0.00300              0.00100
      S&P 500                                          0.00250              0.00100
      Zenith                                           0.00640              0.00100

4.   PURCHASES AND SALES OF INVESTMENTS
     ----------------------------------
The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2011 were as follows:

                                                      Purchases             Sales
                                                   ---------------      --------------
     Fidelity:
      Equity-Income IC                             $     1,015,854      $    2,744,942
      Equity-Income SC                                      24,471             101,304
      Growth IC                                            315,096           2,981,169
      Growth SC                                             17,816             137,077
      High Income IC                                     7,708,147           3,643,114
      High Income SC                                       173,993              62,300
      Overseas IC                                          442,978           1,327,134
      Overseas SC                                           85,228             102,414
      Asset Mgr. IC                                        815,346           2,278,124
      Asset Mgr. SC                                         32,161              24,556
      Inv. Bond IC                                       1,616,290           2,471,502

                                      FS-44

4.   PURCHASES AND SALES OF INVESTMENTS, continued
     ---------------------------------------------

                                                      Purchases             Sales
                                                   ---------------      --------------
     Fidelity, continued:
      Contrafund IC                                $       672,791      $    3,187,394
      Contrafund SC                                         56,356             145,760
      Asset Mgr. Gr. IC                                    126,972             502,021
      Asset Mgr. Gr. SC                                      3,633               1,475
      Mid Cap IC                                           427,194           1,269,491
      Strategic IC                                          12,100               1,276

     Alger:
      Balanced                                             391,878           1,370,609
      Capital App                                           81,502              14,524

     MFS:
      Strategic Inc.                                       452,919             561,991
      Utilities                                            755,353           1,584,607
      New Discovery                                      1,351,425           1,323,211
      Research                                           1,329,369           4,080,382
      Total Return                                         138,812              83,765
      Value                                                  9,129                 805

     Van Kampen:
      Emerging Markets                                   3,722,778           1,431,227
      Intl. Magnum                                         161,143             595,222
      U.S. Real Estate                                     548,717           1,143,263

     Calvert:
      Core Strat.                                          813,112           8,902,519
      Money Market                                      10,041,469          11,090,629
      Small Cap                                            538,729           2,046,391
      Balanced                                              82,511             140,066
      Mid Cap                                               48,118             214,427
      Equity                                                61,062             300,285
      Income                                               377,583             686,474

     American Century:
      Income & Growth                                      222,075             513,966
      Value                                                 28,947              13,119
      Mid Cap                                              140,487             164,827

     AIM:
      Intl. Growth                                       4,916,198             210,219
      Global                                             3,095,633             231,144
      Small Cap                                             34,826               4,904
      Global Value                                         359,504             800,506
      Capital                                            1,382,479             144,162

                                      FS-45

4.   PURCHASES AND SALES OF INVESTMENTS, continued
     ---------------------------------------------

                                                      Purchases             Sales
                                                   ---------------      --------------
     Summit:
      S&P MidCap                                   $     6,297,283      $    3,031,834
      Russell Small Cap                                  1,247,118           3,303,863
      Nasdaq-100 Index                                   1,688,434           2,113,360
      EAFE Intl.                                         1,377,377           2,549,273
      Inflation                                          1,627,973             899,240
      Natural Resources                                  1,475,053             501,768
      Barclays                                           4,460,062           1,293,684
      S&P 500                                            5,749,657           1,560,353
      Zenith                                             1,261,252           7,784,057

     Third Avenue:
      Value                                                841,926           2,107,661

     Dreyfus:
      MidCap                                               287,164             419,062

     Scudder:
      Small Mid Value                                    1,476,514             297,412
      Thematic                                              24,179              49,938
      Capital Growth                                         2,842                  31

     Neuberger Berman:
      Regency                                              109,183           5,758,935
      Guardian                                              13,021               2,793

     T. Rowe:
      Blue Chip                                            416,566           2,310,919
      Equity Income                                         18,041               1,499

     Franklin Templeton:
      Income                                                16,266               1,222

     Ivy:
      Science                                               16,482              11,496

     Pimco:
      Total Return                                       4,653,265           1,647,073

     Oppenheimer:
      Global Securities                                     52,111               2,117

     Ibbotson:
      Balanced                                             392,504              13,854
      Growth                                               268,982             180,488
      Income                                               484,373              34,544

5.   FINANCIAL HIGHLIGHTS
-------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2011, these fees range between .65 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

--------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity:
Equity-Income IC
----------------
2011                   22.35   56.76           519,049   19,151,567     2.43      0.65    1.20     (0.23)     0.32
2010                   22.28   56.89           560,757   21,164,009     1.77      0.65    1.20     13.78     14.41
2009                   19.47   50.00           625,396   21,499,874     2.28      0.65    1.20     28.65     29.37
2008                   15.05   38.87           678,188   18,427,741     2.11      0.65    1.20    (43.34)   (43.03)
2007                   26.42   68.60         1,021,696   46,143,181     1.86      0.65    1.20     (0.37)     0.31

Equity-Income SC
----------------
2011                   27.57   31.71            11,158      348,740     2.17      0.90    0.90     (0.04)    (0.04)
2010                   27.58   31.72            13,757      430,882     1.75      0.90    0.90     14.06     14.06
2009                   24.18   27.81            13,971      383,297     2.17      0.90    0.90     28.87     28.87
2008                   18.77   21.58            16,936      361,428     0.83      0.90    0.90    (43.22)   (43.22)
2007                   33.05   38.01            63,936    2,262,450     1.76      0.90    0.90      0.51      0.51

Growth IC
---------
2011                   36.97   61.45           427,356   22,365,318     0.36      0.65    1.20     (0.99)    (0.44)
2010                   37.13   62.06           465,808   25,062,223     0.27      0.65    1.20     22.69     23.37
2009                   30.10   50.58           501,616   22,807,628     0.44      0.65    1.20     26.76     27.46
2008                   23.61   39.91           543,559   19,761,702     0.80      0.65    1.20    (47.80)   (47.51)
2007                   44.99   76.45           601,464   41,967,496     0.84      0.65    1.20     22.92     25.44

Growth SC
---------
2011                   35.49   41.35            12,918      519,276     0.26      0.90    0.90     (0.75)    (0.75)
2010                   35.76   41.66            15,705      638,081     0.18      0.90    0.90     22.95     22.95
2009                   29.08   33.89            17,524      580,450     0.34      0.90    0.90     27.00     27.00
2008                   22.90   26.68            18,389      483,317     0.46      0.90    0.90    (47.71)   (47.71)
2007                   43.79   51.02            35,183    1,664,799     0.60      0.90    0.90     25.73     25.73

High Income IC
--------------
2011                    8.10   40.30           932,959   11,904,939     7.63      0.65    1.20      2.79      3.36
2010                    7.84   39.20           510,840    8,389,120     7.02      0.65    1.20     12.47     13.09
2009                    6.93   34.86           738,620    9,998,757     8.41      0.65    1.20     42.24     43.03
2008                    4.85   24.51           685,256    6,839,129     8.96      0.65    1.20    (25.88)   (25.47)
2007                    6.50   33.06           601,835    8,382,687     7.67      0.65    1.20     (1.95)     1.55

High Income SC
--------------
2011                   12.46   14.83            24,908      369,404     7.52      0.90    0.90      2.95      3.00
2010                   12.11   14.40            18,883      271,648     5.97      0.90    0.90     12.77     12.78
2009                   10.73   12.77            32,504      414,126    10.14      0.90    0.90     42.49     42.49
2008                    7.53    8.96            24,158      215,721     7.03      0.90    0.90    (25.74)   (25.73)
2007                   10.14   12.07            98,325    1,029,898     8.08      0.90    0.90      1.73      1.73

                                      FS-48

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Overseas IC
-----------
2011                   16.71   25.76           409,685    9,677,074     1.37      0.65    1.20    (18.15)   (17.70)
2010                   20.30   31.47           438,107   12,785,769     1.39      0.65    1.20     11.77     12.38
2009                   18.06   28.16           483,242   12,670,513     2.14      0.65    1.20     25.02     25.71
2008                   14.37   22.53           532,018   11,217,122     2.27      0.65    1.20    (44.48)   (44.17)
2007                   25.74   40.57           743,294   27,168,333     3.28      0.65    1.20     (1.21)    15.91

Overseas SC
-----------
2011                   17.79   22.09             7,390      149,101     1.06      0.90    0.90    (17.97)   (17.97)
2010                   21.68   26.93             8,558      213,395     1.25      0.90    0.90     11.98     11.98
2009                   19.36   24.05             9,113      203,037     1.98      0.90    0.90     25.31     25.31
2008                   15.45   19.19             9,932      179,816     1.61      0.90    0.90    (44.37)   (44.37)
2007                   27.78   34.50            19,196      636,201     4.30      0.90    0.90     16.15     16.15

Asset Mgr. IC
-------------
2011                   16.97   35.64           410,759   12,638,800     1.91      0.65    1.20     (3.72)    (3.19)
2010                   17.53   37.02           425,084   14,726,282     1.65      0.65    1.20     12.90     13.53
2009                   15.44   32.79           462,310   14,953,537     2.37      0.65    1.20     27.57     28.28
2008                   12.04   25.70           512,295   13,098,003     2.59      0.65    1.20    (29.57)   (29.18)
2007                   16.99   36.49           550,086   20,166,313     6.05      0.65    1.20     12.03     14.12

Asset Mgr. SC
-------------
2011                   19.49   22.73             6,644      143,745     1.80      0.90    0.90     (3.56)    (3.56)
2010                   20.21   23.57             6,433      144,628     1.61      0.90    0.90     13.12     13.12
2009                   17.87   20.84             6,766      134,631     2.36      0.90    0.90     27.79     27.79
2008                   13.98   16.30             8,322      131,904     2.34      0.90    0.90    (29.46)   (29.46)
2007                   19.82   23.11             8,891      199,962     6.10      0.90    0.90     14.32     14.32

Inv. Bond IC
------------
2011                   16.06   30.91           438,893   10,190,837     3.08      0.65    1.20      6.06      6.64
2010                   15.06   29.15           496,471   10,906,996     3.45      0.65    1.20      6.52      7.11
2009                   14.06   27.36           550,311   11,576,619     8.96      0.65    1.20     14.34     14.97
2008                   12.23   23.93           776,028   13,628,771     4.42      0.65    1.20     (4.41)    (3.88)
2007                   12.73   25.03           882,273   16,460,685     3.77      0.65    1.20      3.10      3.55

Contrafund IC
-------------
2011                   31.69   41.45           536,506   21,570,520     0.97      0.65    1.20     (3.69)    (3.15)
2010                   32.72   43.04           595,371   24,880,091     1.21      0.65    1.20     15.82     16.46
2009                   28.10   37.16           677,134   24,487,895     1.39      0.65    1.20     34.09     34.83
2008                   20.84   27.71           755,902   20,431,326     0.85      0.65    1.20    (43.20)   (42.89)
2007                   36.49   48.79         1,065,649   49,667,293     0.99      0.65    1.20     (1.62)    16.18

                                      FS-49

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Contrafund SC
-------------
2011                   33.17   38.93            21,433      825,844     0.87      0.90    0.90     (3.51)   (3.50)
2010                   34.38   40.35            23,694      946,596     1.06      0.90    0.90     16.06    16.06
2009                   29.62   34.76            27,417      941,114     1.31      0.90    0.90     34.45    34.45
2008                   22.03   25.85            30,692      784,620     0.57      0.90    0.90    (43.13)  (43.13)
2007                   38.74   45.46            59,793    2,567,807     0.92      0.90    0.90     16.45    16.45

Asset Mgr. Gr. IC
-----------------
2011                   13.68   21.10           102,733    2,126,009     1.55      0.65    1.20     (7.29)   (6.78)
2010                   14.67   22.76           119,420    2,684,869     1.19      0.65    1.20     14.96    19.69
2009                   19.80   20.45           124,233    2,472,366     1.57      0.70    1.20     31.32    31.98
2008                   15.08   15.49           142,463    2,150,862     1.83      0.70    1.20    (36.58)  (36.26)
2007                   23.78   24.31           142,007    3,372,613     4.11      0.70    1.20     17.54    18.14

Asset Mgr. Gr. SC
-----------------
2011                   17.87   17.87             4,278       76,456     1.55      0.90    0.90     (7.10)   (7.10)
2010                   19.24   19.24             4,201       80,830     1.13      0.90    0.90     15.14    15.14
2009                   16.71   16.71             4,112       68,706     1.47      0.90    0.90     31.60    31.60
2008                   12.70   12.70             6,174       78,398     1.88      0.90    0.90    (36.45)  (36.45)
2007                   19.98   19.98             4,117       82,261     4.01      0.90    0.90     17.81    17.81

Mid Cap IC
----------
2011                   29.01   29.23            83,047    2,475,338     0.23      0.65    0.90    (11.39)  (11.19)
2010                   32.74   32.92           108,659    3,625,833     0.38      0.65    0.90     27.65    28.00
2009                   25.65   25.72           112,107    2,932,753     1.08      0.65    0.90     26.93    29.39
2008                   27.07   27.07             4,903      132,717     0.48      0.70    0.70    (39.87)  (39.87)
2007                   45.01   45.01             4,476      201,460     0.88      0.70    0.70     14.82    14.82

Strategic IC
------------
2011                   13.87   13.87             1,190       16,505     6.86      0.70    0.70      3.94     3.94
2010                   13.34   13.34               472        6,295     6.62      0.70    0.70      8.87     8.87
2009                   12.26   12.26               199        2,433     5.76      0.70    0.70     28.30    28.30
2008                    ----    ----              ----         ----     ----      ----    ----      ----     ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----     ----

Alger:
Balanced
--------
2011                   11.51   33.37           224,982    5,067,936     2.80      0.65    1.20     (1.16)   (0.62)
2010                   11.58   33.76           264,924    6,189,209     2.51      0.65    1.20      6.56     9.02
2009                   19.59   30.97           271,595    5,747,323     3.23      0.70    1.20     27.71    28.35
2008                   15.27   24.25           304,977    5,000,018     2.62      0.70    1.20    (32.58)  (32.24)
2007                   22.53   35.97           339,553    8,318,444     2.08      0.70    1.20     11.02    11.58

                                      FS-50

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Alger, continued:
Capital App
-----------
2011                   51.11   51.11             3,020      154,347     0.10      0.70    0.70     (0.99)    (0.99)
2010                   51.62   51.62             1,737       89,650     0.35      0.70    0.70     13.23     13.23
2009                   45.59   45.59               605       27,583     ----      0.70    1.20     61.64     61.64
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

MFS:
Strategic Inc.
--------------
2011                   13.00   18.36           135,118    2,512,038     5.48      0.65    1.20      3.49      4.06
2010                   12.49   17.74           147,906    2,644,256     4.87      0.65    1.20      8.79      9.41
2009                   11.42   16.31           168,646    2,771,531     9.37      0.65    1.20     22.77     23.45
2008                    9.25   13.28           147,532    1,970,174     7.17      0.65    1.20    (13.09)   (12.41)
2007                   15.28   15.89           218,121    3,307,294     4.45      0.70    1.20      2.44      2.96

Utilities
---------
2011                   29.56   55.03           215,061   10,719,729     3.21      0.65    1.20      5.51      6.10
2010                   27.86   52.16           235,302   11,175,833     3.27      0.65    1.20     12.45     15.42
2009                   24.14   46.38           267,335   11,386,305     4.96      0.65    1.20     31.63     32.36
2008                   18.24   35.24           301,708    9,803,838     1.52      0.65    1.20    (38.42)     5.23
2007                   56.01   57.22           355,338   18,787,027     0.94      0.70    1.20     26.36     27.00

New Discovery
-------------
2011                   16.22   20.40           163,857    3,459,667     ----      0.65    1.20    (11.34)   (10.85)
2010                   18.20   23.01           183,980    4,365,212     ----      0.65    1.20     29.99     34.71
2009                   17.08   17.96           189,003    3,319,028     ----      0.70    1.20     61.24     62.05
2008                   10.60   11.08           186,803    2,029,798     ----      0.70    1.20    (40.06)   (39.75)
2007                   17.68   18.40           205,523    3,709,558     ----      0.70    1.20      1.29      1.80

Research
--------
2011                   11.11   11.23           356,579    3,990,612     1.43      0.65    0.90    (11.62)   (11.45)
2010                   12.58   12.69           563,194    7,122,407     1.81      0.65    0.90      9.75     10.09
2009                   11.46   11.52           691,465    7,947,547     1.87      0.65    0.90     29.68     30.01
2008                    8.84    8.86           751,287    6,646,067     ----      0.65    0.90    (41.32)   (34.83)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Total Return
------------
2011                   19.83   19.88            23,644      469,552     2.61      0.70    0.90      0.86      1.07
2010                   19.66   19.67            21,292      418,541     2.91      0.70    0.90      8.95      9.17
2009                   17.99   18.02            12,161      219,150     1.82      0.70    0.90     16.97     17.21
2008                   15.38   15.38             3,463       53,220     ----      0.70    0.90    (16.62)    (9.68)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

                                      FS-51

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
MFS, continued:
Value
-----
2011                   13.04   13.04             1,525       19,876     1.54      0.70    0.70     (0.99)    (0.99)
2010                   13.17   13.17               916       12,065     0.94      0.70    0.70     10.76     10.76
2009                   11.89   11.89               211        2,508     ----      0.70    0.70     28.91     28.91
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Van Kampen:
Emerging Markets
----------------
2011                   16.94   21.51           677,987   13,497,684     0.43      0.65    1.20    (19.19)   (18.75)
2010                   20.85   26.62           553,005   14,237,248     0.62      0.65    1.20     17.61     18.26
2009                   17.63   22.63           601,633   13,346,622     ----      0.65    1.20     67.82     68.75
2008                   10.45   13.49           634,948    8,447,661     ----      0.65    1.20    (57.14)   (56.90)
2007                   24.24   31.47           677,917   21,243,288     0.44      0.65    1.20     (3.84)    38.77

Intl. Magnum
------------
2011                    8.61   12.84           136,801    1,824,719     1.29      0.65    1.20     (4.83)    (4.28)
2010                    9.00   13.50           167,164    2,345,699     2.91      0.65    1.20      4.42     18.89
2009                   12.92   13.80           186,730    2,500,290     2.98      0.70    1.20     30.95     31.61
2008                    9.87   10.49           198,144    2,020,761     3.24      0.70    1.20    (45.29)   (45.01)
2007                   18.04   19.07           224,777    4,173,206     1.46      0.70    1.20     13.22     13.79

U.S. Real Estate
----------------
2011                   23.63   33.83           181,408    6,113,636     0.83      0.65    1.20      4.66      5.24
2010                   22.45   32.32           198,704    6,383,917     2.16      0.65    1.20     28.41     29.12
2009                   17.39   25.17           219,257    5,494,835     3.20      0.65    1.20     26.82     27.53
2008                   13.64   19.85           301,957    5,914,186     3.45      0.65    1.20    (39.75)   (38.64)
2007                   32.35   34.01           305,639    9,775,957     1.11      0.70    1.20    (18.07)   (17.65)

Calvert:
Core Strat.
-----------
2011                   17.91   17.95           761,124   14,552,321     0.40      0.65    1.20    (13.86)   (13.39)
2010                   20.73   20.79         1,107,280   24,490,448     0.40      0.65    1.20      9.26      9.86
2009                   18.87   19.03         1,239,655   25,083,969     1.36      0.65    1.20     41.73     42.51
2008                   13.24   13.43         1,299,109   18,514,906     0.85      0.65    1.20    (41.13)   (40.80)
2007                   22.36   22.80         1,326,272   31,957,726     0.74      0.65    1.20      3.09      5.67

                                      FS-52

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert, continued:
Money Market
------------
2011                    1.04    2.08        13,020,143   17,698,047     0.01      0.65    1.20     (1.18)    (0.63)
2010                    1.04    2.10        13,494,007   18,747,277     0.10      0.65    1.20     (1.10)    (0.55)
2009                    1.05    2.13        15,288,219   21,300,284     0.90      0.65    1.20     (0.32)     0.24
2008                    1.05    2.13        18,363,752   25,985,997     2.96      0.65    1.20      1.77      2.33
2007                    1.02    2.10        13,368,962   18,607,689     4.97      0.65    1.20      2.31      3.79

Small Cap
---------
2011                   41.64   51.06           229,272   11,599,664     ----      0.65    1.20     (3.18)    (2.65)
2010                   42.78   52.74           256,104   13,371,527     ----      0.65    1.20     35.83     36.58
2009                   31.32   38.83           336,859   12,649,857     0.07      0.65    1.20     33.17     33.90
2008                   23.39   29.16           364,294   10,368,905     ----      0.65    1.20    (37.76)   (37.42)
2007                   37.38   46.84           390,819   17,930,528     ----      0.65    1.20     (5.57)    10.46

Balanced
--------
2011                    2.22    2.44           286,702      678,817     1.28      0.70    1.20      3.32      3.82
2010                    2.15    2.35           313,165      715,294     1.38      0.70    1.20     10.76     11.32
2009                    1.94    2.11           398,723      819,817     2.18      0.70    1.20     23.80     24.42
2008                    1.56    1.70           412,812      683,307     2.06      0.70    1.20    (32.15)   (31.80)
2007                    2.31    2.49           574,644    1,388,843     2.45      0.70    1.20      1.52      2.04

Mid Cap
-------
2011                   33.54   34.94            21,646      767,378     ----      0.65    1.20      1.11      1.18
2010                   34.55   36.43            27,305      954,386     ----      0.70    1.20     29.91     30.56
2009                   26.60   27.90            32,772      878,884     ----      0.70    1.20     30.44     31.10
2008                   20.39   21.28            45,248      929,119     ----      0.70    1.20    (37.95)   (37.63)
2007                   32.86   34.12            66,275    2,187,258     ----      0.70    1.20      8.84      9.39

Equity
------
2011                   18.98   19.62            22,101      441,090     ----      0.65    0.90     (9.41)    (2.23)
2010                   20.06   20.44            34,172      695,829     0.06      0.70    0.90     16.21     16.45
2009                   17.26   17.55            23,957      419,402     0.41      0.70    0.90     33.06     33.33
2008                   12.97   13.16            24,827      326,054     ----      0.70    0.90    (36.37)   (36.24)
2007                   20.39   20.65            22,852      470,788     ----      0.70    0.90      9.00      9.21

Income
------
2011                   19.53   23.90           138,580    3,346,527     3.89      0.65    0.90      2.99      3.24
2010                   18.92   23.21           155,960    3,658,957     4.30      0.65    0.90      6.90      7.17
2009                   17.65   21.71           170,649    3,738,359     4.40      0.65    0.90     19.70     20.01
2008                   14.71   18.14           306,292    5,606,215     3.70      0.65    0.90    (12.44)   (12.21)
2007                   16.75   20.71           446,329    9,272,421     4.76      0.65    0.90      2.78      4.06

                                      FS-53

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
American Century:
Income & Growth
---------------
2011                    6.57    7.70           486,229    3,811,076     1.56      0.65    0.90      2.19      2.45
2010                    6.41    7.54           528,085    4,046,446     1.52      0.65    0.90     13.12     13.41
2009                    5.65    6.66           594,688    4,022,686     4.75      0.65    0.90     17.04     17.33
2008                    4.82    5.69           632,670    3,648,995     2.04      0.65    0.90    (35.18)     4.98
2007                    8.78    8.96           683,721    6,075,118     2.26      0.70    0.90     (0.97)    (0.77)

Value
-----
2011                    9.97    9.97            22,824      227,622     2.03      0.70    0.70      0.31      0.31
2010                    9.94    9.94            21,565      214,387     2.13      0.70    0.70     12.63     12.63
2009                    8.83    8.83            27,747      244,904     5.54      0.70    0.70     19.03     19.03
2008                    7.42    7.42            25,585      189,722     2.55      0.70    0.70    (27.29)   (27.29)
2007                   10.20   10.20            29,337      299,185     1.45      0.70    0.70     (5.80)    (5.80)

Mid Cap
-------
2011                   13.95   14.61            50,931      742,523     1.34      0.65    0.90     (1.58)    (0.91)
2010                   14.14   14.85            53,674      794,675     2.47      0.65    0.90      4.04     18.19
2009                   12.56   12.59            13,843      173,876     3.25      0.70    0.90     28.78     29.04
2008                    9.75    9.76            13,153      128,210     ----      0.70    0.90    (23.25)   (22.21)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

AIM:
Intl. Growth
------------
2011                   26.61   27.69           172,176    4,770,801     0.35      0.65    0.90     (7.13)    (6.66)
2010                   28.69   29.82            20,689      619,477     2.38      0.65    0.90      2.67     11.21
2009                   26.81   26.89            18,683      500,999     2.55      0.70    0.90     34.03     34.30
2008                   20.00   20.02             1,096       21,925     1.49      0.70    0.90    (17.88)    (7.83)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Global
------
2011                   13.02   13.12           304,923    3,987,292     5.24      0.65    0.90     (7.32)    (7.11)
2010                   14.05   14.12           118,803    1,673,479     3.41      0.65    0.90     16.43     16.75
2009                   12.07   12.10           231,651    2,797,895     ----      0.65    0.90     35.02     41.97
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

                                      FS-54

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
AIM, continued:
Small Cap
---------
2011                   16.09   16.09             2,948       47,445     ----      0.70    0.70     (1.42)    (1.42)
2010                   16.32   16.32             1,157       18,883     ----      0.70    0.70     27.65     27.65
2009                   12.79   12.79               294        3,755     0.25      0.70    0.70     28.45     28.45
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Global Value
------------
2011                    7.07   14.08           185,540    2,565,812     3.32      0.65    1.20    (11.95)   (11.46)
2010                    7.98   15.99           214,054    3,416,619     1.90      0.65    1.20      9.63     10.24
2009                    7.24   14.59           250,928    3,665,302     7.33      0.65    1.20     (0.96)    14.61
2008                    6.75   12.73           302,407    3,846,666     2.61      0.65    1.20    (40.86)    (9.53)
2007                   21.52   22.68           338,032    7,260,481     1.85      0.70    1.20      5.36      5.89

Capital
-------
2011                   12.37   12.39            81,732    1,012,380     ----      0.65    0.90    (18.16)   (18.03)
2010                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2009                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Summit:
S&P MidCap
----------
2011                   65.99   66.52         1,322,535   23,928,934     0.70      0.65    1.20     (3.40)    (2.87)
2010                   68.31   68.49         1,184,174   21,930,544     1.04      0.65    1.20     10.09     26.15
2009                   13.06   16.67           265,466    3,850,437     0.92      0.70    0.90     35.16     35.43
2008                    9.66   12.31           299,099    3,198,720     2.14      0.70    0.90    (37.20)   (37.08)
2007                   15.39   19.57           334,029    5,845,220     0.89      0.70    0.90      6.42      6.63

Russell Small Cap
-----------------
2011                   14.27   60.24           561,227    8,809,764     0.47      0.65    0.90     (5.63)    (5.50)
2010                   15.12   63.75           708,829   11,545,370     0.75      0.65    0.90     24.92     25.23
2009                   12.10   50.90           216,453    2,767,113     0.62      0.65    0.90      1.48     25.07
2008                    9.68   10.30           230,939    2,343,192     2.06      0.70    0.90    (34.56)   (34.42)
2007                   14.78   67.00           242,149    3,750,432     0.64      0.65    0.90     (3.08)    (1.86)

Nasdaq-100 Index
----------------
2011                    5.83   30.91           897,244    5,794,432     0.26      0.65    0.90      2.13      2.35
2010                    5.71   30.20         1,026,354    6,336,026     0.26      0.65    0.90     18.50     18.86
2009                    4.82   25.41           488,549    2,425,777     0.09      0.65    0.90     51.70     52.13
2008                    3.17    3.21           469,006    1,527,736     0.04      0.70    0.90    (42.42)   (42.30)
2007                    5.50    5.56           518,771    2,928,887     1.17      0.70    0.90     17.43      7.67

                                      FS-55

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Summit, continued:
EAFE Intl.
----------
2011                   64.69   65.26           111,872    7,587,757     2.23      0.65    1.20    (13.78)   (13.28)
2010                   75.03   75.25           126,907    9,922,445     2.03      0.65    1.20      7.40      7.61
2009                   73.33   73.82            11,027      847,969     2.40      0.70    0.90     26.73     26.96
2008                   57.86   65.21             6,364      400,558     3.67      0.70    0.90    (43.09)   (42.27)
2007                  114.58  114.58             3,985      456,636     1.44      0.70    0.70      9.33      9.33

Inflation
---------
2011                   62.49   62.86            45,728    2,868,562     2.00      0.65    0.90      9.67      9.68
2010                   56.98   57.31            34,355    1,966,966     1.68      0.65    0.90      5.13      5.68
2009                   54.20   54.23            48,666    2,642,437     0.42      0.65    0.90      6.66      7.06
2008                   50.65   50.82            28,096    1,429,228     2.78      0.65    0.90     (7.54)    (5.84)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Natural Resources
-----------------
2011                   48.76   49.38            89,789    4,407,892     0.34      0.65    0.90    (10.74)   (10.71)
2010                   54.63   55.30            71,727    3,943,526     0.46      0.65    0.90     15.93     16.46
2009                   47.12   47.49            27,184    1,283,830     0.35      0.65    0.90     29.90     39.05
2008                   36.27   36.33            14,162      514,440     0.17      0.70    0.90    (47.39)   (46.11)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Barclays
--------
2011                   57.72   57.86           150,806    8,773,611     2.75      0.65    0.90      7.49      7.69
2010                   53.70   53.73            96,883    5,232,539     3.84      0.65    0.90      3.29      3.35
2009                   53.27   53.27                10          526     8.74      0.70    0.70      3.55      3.55
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

S&P 500
-------
2011                   84.29   85.71           244,941   20,905,586     1.68      0.65    1.20      0.52      1.07
2010                   83.85   84.80           207,461   17,543,827     1.46      0.65    1.20     13.32     13.95
2009                   73.99   74.41           234,589   17,432,975     2.01      0.65    1.20     24.60     25.28
2008                   59.38   59.40           256,498   15,234,250     1.64      0.65    1.20      2.75      2.78
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Zenith
------
2011                   66.09   67.21           419,130   28,054,353     1.98      0.65    1.20     (2.85)    (2.32)
2010                   68.03   68.80           518,288   35,558,975     1.47      0.65    1.20     10.27     10.88
2009                   61.69   62.05           611,977   37,920,217     2.09      0.65    1.20     23.91     24.59
2008                   49.79   49.80           659,549   32,845,804     0.52      0.65    1.20      2.79      2.82
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

                                      FS-56

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Third Avenue:
Value
-----
2011                   18.54   22.26           373,847    8,369,922     1.73      0.65    0.90    (21.86)   (21.82)
2010                   23.71   28.49           421,854   12,108,301     3.57      0.65    0.90     12.85     13.33
2009                   20.92   25.24           548,329   13,910,942     ----      0.65    0.90     44.05     44.41
2008                   14.49   17.52           579,535   10,223,181     0.84      0.65    0.90    (44.17)   (44.02)
2007                   25.88   31.39           649,632   20,490,208     2.20      0.65    0.90    (14.57)    (5.66)

Dreyfus:
MidCap
------
2011                   13.11   20.31            57,440    1,179,583     0.38      0.65    0.90     (8.05)    (0.70)
2010                   20.46   20.80            63,533    1,316,364     0.91      0.70    0.90     25.81     26.06
2009                   16.26   16.50            60,291      991,739     0.93      0.70    0.90     34.12     34.39
2008                   12.12   12.27            63,456      776,774     0.77      0.70    0.90    (40.98)   (40.86)
2007                   20.54   20.76            73,181    1,514,410     0.30      0.70    0.90      0.47      0.68

Scudder:
Small Mid Value
---------------
2011                   11.50   11.63           217,188    2,514,205     0.81      0.65    0.90     (6.90)    (6.69)
2010                   12.36   12.47           125,316    1,554,917     1.91      0.65    0.90     21.94     22.27
2009                   10.13   10.20           285,642    2,902,614     1.54      0.65    0.90     28.54     28.89
2008                    7.88    7.91           196,743    1,552,488     ----      0.65    0.90    (30.80)   (24.37)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Thematic
--------
2011                    7.90    7.91            25,865      205,173     0.63      0.65    0.90    (20.90)   (15.15)
2010                    9.31    9.32            28,785      268,915     1.04      0.65    0.90     12.64     16.66
2009                    8.27    8.30            27,665      229,002     0.59      0.70    0.90     42.53     42.82
2008                    5.81    5.81             4,658       27,064     ----      0.70    0.90    (48.22)   (47.18)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Capital Growth
--------------
2011                   18.76   18.76               344        6,447     0.69      0.70    0.70     (5.13)    (5.13)
2010                   19.78   19.78               199        3,941     0.74      0.70    0.70     15.90     15.90
2009                   17.07   17.07                57          978     ----      0.70    0.70      8.16      8.16
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

                                      FS-57

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Neuberger Berman:
Regency
-------
2011                   14.26   14.51            15,965      231,673     0.07      0.65    0.90    (15.46)    (7.27)
2010                   15.38   15.65           356,357    5,643,493     1.30      0.65    0.90     24.97     27.62
2009                   12.52   12.75             6,413       80,666     3.01      0.70    0.90     45.54     49.40
2008                    8.60    8.76               469        4,104     1.22      0.70    0.90    (47.25)    (5.04)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Guardian
--------
2011                   18.26   18.26             2,512       45,858     0.52      0.70    0.70     (3.61)    (3.61)
2010                   18.94   18.94             1,982       37,550     0.50      0.70    0.70     18.19     18.19
2009                   16.03   16.03               565        9,057     1.72      0.70    0.70     38.31     38.31
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

T. Rowe:
Blue Chip
---------
2011                   10.82   10.94           329,267    3,587,711     ----      0.65    0.90      0.69      0.71
2010                   10.75   10.86           494,715    5,355,130     ----      0.65    0.90     14.68     15.25
2009                    9.37    9.42         1,110,899   10,442,628     ----      0.65    0.90     40.52     40.88
2008                    6.67    6.69           960,179    6,411,078     0.15      0.65    0.90    (39.37)   (34.54)
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Equity Income
-------------
2011                   20.08   20.08             1,594       32,004     1.78      0.70    0.70     (1.71)    (1.71)
2010                   20.43   20.43               759       15,503     1.85      0.70    0.70     13.94     13.94
2009                   17.93   17.93               198        3,547     1.37      0.70    0.70     47.32     47.32
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Franklin Templeton:
Income
------
2011                   17.37   17.37             1,673       29,044     5.70      0.70    0.70      1.67      1.67
2010                   17.08   17.08               880       15,032     4.36      0.70    0.70     11.89     11.89
2009                   15.26   15.26               225        3,427     7.77      0.70    0.70     53.51     53.51
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Ivy:
Science
-------
2011                   17.09   17.09               816       13,947     ----      0.70    0.70     (6.42)    (6.42)
2010                   18.27   18.27               556       10,149     ----      0.70    0.70     11.97     11.97
2009                   16.31   16.31               126        2,050     ----      0.70    0.70     50.19     50.19
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

                                      FS-58

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Pimco:
Total Return
------------
2011                   12.59   12.67           833,599   10,562,428     2.63      0.65    0.90      2.70      2.94
2010                   12.26   12.30           621,277    7,649,799     2.42      0.65    0.90      7.11      7.41
2009                   11.45   11.46           630,998    7,237,030     3.63      0.65    0.90      7.46      9.13
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Oppenheimer:
Global Securities
-----------------
2011                   29.41   29.41             3,006       88,416     1.10      0.70    0.70     (8.93)    (8.93)
2010                   32.29   32.29             1,462       47,199     0.63      0.70    0.70     15.16     15.16
2009                   28.04   28.04               429       12,042     0.98      0.70    0.70     65.28     65.28
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Ibbotson:
Balanced
--------
2011                   10.02   10.03            35,803      358,936     1.31      0.70    0.90     (7.23)    (7.11)
2010                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2009                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Growth
------
2011                    9.24    9.25             7,358       68,046     0.77      0.70    0.90    (11.08)   (10.95)
2010                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2009                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

Income
------
2011                   10.69   10.70            40,090      428,888     0.94      0.70    0.90     (3.95)    (3.82)
2010                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2009                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2008                    ----    ----              ----         ----     ----      ----    ----      ----      ----
2007                    ----    ----              ----         ----     ----      ----    ----      ----      ----

6.   CHANGES IN UNITS OUTSTANDING
---------------------------------

     The change in units outstanding for the periods ended December 31, were as follows:

                                                   2011                2010
                                             ---------------     ---------------
     Fidelity:
     Equity-Income IC
     ----------------
     Units issued                                   336,687             396,600
     Units redeemed                                (378,395)           (461,239)
                                             ---------------     ---------------
     Net increase (decrease)                        (41,708)            (64,639)
                                             ===============     ===============

     Equity-Income SC
     ----------------
     Units issued                                     3,364               4,827
     Units redeemed                                  (5,963)             (5,041)
                                             ---------------     ---------------
     Net increase (decrease)                         (2,599)               (214)
                                             ===============     ===============

     Growth IC
     ---------
     Units issued                                   172,660             238,350
     Units redeemed                                (211,112)           (274,158)
                                             ---------------     ---------------
     Net increase (decrease)                        (38,452)            (35,808)
                                             ===============     ===============

     Growth SC
     ---------
     Units issued                                     1,685               5,601
     Units redeemed                                  (4,472)             (7,420)
                                             ---------------     ---------------
     Net increase (decrease)                         (2,787)             (1,819)
                                             ===============     ===============

     High Income IC
     --------------
     Units issued                                 2,004,148             914,703
     Units redeemed                              (1,582,029)         (1,142,483)
                                             ---------------     ---------------
     Net increase (decrease)                        422,119            (227,780)
                                             ===============     ===============

     High Income SC
     --------------
     Units issued                                    26,708              27,221
     Units redeemed                                 (20,683)            (40,842)
                                             ---------------     ---------------
     Net increase (decrease)                          6,025             (13,621)
                                             ===============     ===============

     Overseas IC
     -----------
     Units issued                                   272,231             292,037
     Units redeemed                                (300,653)           (337,172)
                                             ---------------     ---------------
     Net increase (decrease)                        (28,422)            (45,135)
                                             ===============     ===============

     Overseas SC
     -----------
     Units issued                                     4,186               6,442
     Units redeemed                                  (5,354)             (6,997)
                                             ---------------     ---------------
     Net increase (decrease)                         (1,168)               (555)
                                             ===============     ===============

     Asset Mgr. IC
     -------------
     Units issued                                   144,139             128,396
     Units redeemed                                (158,464)           (165,622)
                                             ---------------     ---------------
     Net increase (decrease)                        (14,325)            (37,226)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     Fidelity, continued:
     Asset Mgr. SC
     -------------
     Units issued                                     1,766               2,780
     Units redeemed                                  (1,555)             (3,113)
                                             ---------------     ---------------
     Net increase (decrease)                            211                (333)
                                             ===============     ===============

     Inv. Bond IC
     ------------
     Units issued                                   358,135             402,391
     Units redeemed                                (415,713)           (456,231)
                                             ---------------     ---------------
     Net increase (decrease)                        (57,578)            (53,840)
                                             ===============     ===============

     Contrafund IC
     -------------
     Units issued                                   305,493             343,363
     Units redeemed                                (364,358)           (425,126)
                                             ---------------     ---------------
     Net increase (decrease)                        (58,865)            (81,763)
                                             ===============     ===============

     Contrafund SC
     -------------
     Units issued                                     6,017               7,962
     Units redeemed                                  (8,278)            (11,685)
                                             ---------------     ---------------
     Net increase (decrease)                         (2,261)             (3,723)
                                             ===============     ===============

     Asset Mgr. Gr. IC
     -----------------
     Units issued                                    27,583              43,487
     Units redeemed                                 (44,270)            (48,300)
                                             ---------------     ---------------
     Net increase (decrease)                        (16,687)             (4,813)
                                             ===============     ===============

     Asset Mgr. Gr. SC
     -----------------
     Units issued                                       372                 383
     Units redeemed                                    (295)               (294)
                                             ---------------     ---------------
     Net increase (decrease)                             77                  89
                                             ===============     ===============

     Mid Cap IC
     ----------
     Units issued                                   278,334             388,036
     Units redeemed                                (303,946)           (391,484)
                                             ---------------     ---------------
     Net increase (decrease)                        (25,612)             (3,448)
                                             ===============     ===============

     Strategic IC
     ------------
     Units issued                                     1,011                 466
     Units redeemed                                    (293)               (193)
                                             ---------------     ---------------
     Net increase (decrease)                            718                 273
                                             ===============     ===============

     Alger:
     Balanced
     --------
     Units issued                                    75,514              93,661
     Units redeemed                                (115,456)           (100,332)
                                             ---------------     ---------------
     Net increase (decrease)                        (39,942)             (6,671)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     Alger, continued:
     Capital App
     -----------
     Units issued                                     1,942               1,575
     Units redeemed                                    (659)               (443)
                                             ---------------     ---------------
     Net increase (decrease)                          1,283               1,132
                                             ===============     ===============

     MFS:
     Strategic Inc.
     --------------
     Units issued                                   125,290             149,779
     Units redeemed                                (138,078)           (170,519)
                                             ---------------     ---------------
     Net increase (decrease)                        (12,788)            (20,740)
                                             ===============     ===============

     Utilities
     ---------
     Units issued                                   110,636             113,032
     Units redeemed                                (130,877)           (145,065)
                                             ---------------     ---------------
     Net increase (decrease)                        (20,241)            (32,033)
                                             ===============     ===============

     New Discovery
     -------------
     Units issued                                   122,723             127,681
     Units redeemed                                (142,846)           (132,704)
                                             ---------------     ---------------
     Net increase (decrease)                        (20,123)             (5,023)
                                             ===============     ===============

     Research
     --------
     Units issued                                 1,610,429           2,557,485
     Units redeemed                              (1,817,044)         (2,685,756)
                                             ---------------     ---------------
     Net increase (decrease)                       (206,615)           (128,271)
                                             ===============     ===============

     Total Return
     ------------
     Units issued                                    20,095              24,240
     Units redeemed                                 (17,743)            (15,109)
                                             ---------------     ---------------
     Net increase (decrease)                          2,352               9,131
                                             ===============     ===============

     Value
     -----
     Units issued                                       714                 775
     Units redeemed                                    (105)                (70)
                                             ---------------     ---------------
     Net increase (decrease)                            609                 705
                                             ===============     ===============

     Van Kampen:
     Emerging Markets
     ----------------
     Units issued                                 1,301,186             835,799
     Units redeemed                              (1,176,204)           (884,427)
                                             ---------------     ---------------
     Net increase (decrease)                        124,982             (48,628)
                                             ===============     ===============

     Intl. Magnum
     ------------
     Units issued                                    83,613             100,600
     Units redeemed                                (113,976)           (120,166)
                                             ---------------     ---------------
     Net increase (decrease)                        (30,363)            (19,566)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     Van Kampen, continued:
     U.S. Real Estate
     ----------------
     Units issued                                   116,967             139,263
     Units redeemed                                (134,263)           (159,816)
                                             ---------------     ---------------
     Net increase (decrease)                        (17,296)            (20,553)
                                             ===============     ===============

     Calvert:
     Core Strat.
     -----------
     Units issued                                 1,489,994           2,413,082
     Units redeemed                              (1,836,150)         (2,545,457)
                                             ---------------     ---------------
     Net increase (decrease)                       (346,156)           (132,375)
                                             ===============     ===============

     Money Market
     ------------
     Units issued                                15,199,831          16,201,113
     Units redeemed                             (15,673,695)        (17,995,325)
                                             ---------------     ---------------
     Net increase (decrease)                       (473,864)         (1,794,212)
                                             ===============     ===============

     Small Cap
     ---------
     Units issued                                    86,562             177,682
     Units redeemed                                (113,394)           (258,437)
                                             ---------------     ---------------
     Net increase (decrease)                        (26,832)            (80,755)
                                             ===============     ===============

     Balanced
     --------
     Units issued                                   249,516             235,970
     Units redeemed                                (275,979)           (321,528)
                                             ---------------     ---------------
     Net increase (decrease)                        (26,463)            (85,558)
                                             ===============     ===============

     Mid Cap
     -------
     Units issued                                       601                 790
     Units redeemed                                  (6,260)             (6,257)
                                             ---------------     ---------------
     Net increase (decrease)                         (5,659)             (5,467)
                                             ===============     ===============

     Equity
     ------
     Units issued                                    21,887              22,847
     Units redeemed                                 (33,958)            (12,632)
                                             ---------------     ---------------
     Net increase (decrease)                        (12,071)             10,215
                                             ===============     ===============

     Income
     ------
     Units issued                                   148,032             179,131
     Units redeemed                                (165,412)           (193,820)
                                             ---------------     ---------------
     Net increase (decrease)                        (17,380)            (14,689)
                                             ===============     ===============

     American Century:
     Income & Growth
     ---------------
     Units issued                                   498,805             577,064
     Units redeemed                                (540,661)           (643,667)
                                             ---------------     ---------------
     Net increase (decrease)                        (41,856)            (66,603)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     American Century, continued:
     Value
     -----
     Units issued                                    21,183              28,454
     Units redeemed                                 (19,924)            (34,636)
                                             ---------------     ---------------
     Net increase (decrease)                          1,259              (6,182)
                                             ===============     ===============

     Mid Cap
     -------
     Units issued                                    52,688              68,080
     Units redeemed                                 (55,431)            (28,249)
                                             ---------------     ---------------
     Net increase (decrease)                         (2,743)             39,831
                                             ===============     ===============

     AIM:
     Intl. Growth
     ------------
     Units issued                                   442,785              33,341
     Units redeemed                                (291,298)            (31,335)
                                             ---------------     ---------------
     Net increase (decrease)                        151,487               2,006
                                             ===============     ===============

     Global
     ------
     Units issued                                   932,732             579,380
     Units redeemed                                (746,612)           (692,228)
                                             ---------------     ---------------
     Net increase (decrease)                        186,120            (112,848)
                                             ===============     ===============

     Small Cap
     ---------
     Units issued                                     4,718                 958
     Units redeemed                                  (2,927)                (95)
                                             ---------------     ---------------
     Net increase (decrease)                          1,791                 863
                                             ===============     ===============

     Global Value
     ------------
     Units issued                                   142,200             138,787
     Units redeemed                                (170,714)           (175,661)
                                             ---------------     ---------------
     Net increase (decrease)                        (28,514)            (36,874)
                                             ===============     ===============

     Capital
     -------
     Units issued                                   123,702                ----
     Units redeemed                                 (41,970)               ----
                                             ---------------     ---------------
     Net increase (decrease)                         81,732                ----
                                             ===============     ===============

     Summit:
     S&P MidCap
     ----------
     Units issued                                 1,486,698           1,648,362
     Units redeemed                              (1,348,337)           (729,654)
                                             ---------------     ---------------
     Net increase (decrease)                        138,361             918,708
                                             ===============     ===============

     Russell Small Cap
     ----------------
     Units issued                                 1,102,080           1,286,465
     Units redeemed                              (1,249,682)           (794,089)
                                             ---------------     ---------------
     Net increase (decrease)                       (147,602)            492,376
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     Summit, continued:
     Nasdaq-100 Index
     ----------------
     Units issued                                 2,485,347           2,034,850
     Units redeemed                              (2,614,457)         (1,497,045)
                                             ---------------     ---------------
     Net increase (decrease)                       (129,110)            537,805
                                             ===============     ===============

     EAFE Intl.
     ----------
     Units issued                                   404,630             327,555
     Units redeemed                                (419,665)           (211,675)
                                             ---------------     ---------------
     Net increase (decrease)                        (15,035)            115,880
                                             ===============     ===============

     Inflation
     ---------
     Units issued                                   108,293              97,775
     Units redeemed                                 (96,920)           (112,086)
                                             ---------------     ---------------
     Net increase (decrease)                         11,373             (14,311)
                                             ===============     ===============

     Natural Resources
     -----------------
     Units issued                                   262,429             150,257
     Units redeemed                                (244,367)           (105,714)
                                             ---------------     ---------------
     Net increase (decrease)                         18,062              44,543
                                             ===============     ===============

     Barclays
     --------
     Units issued                                   585,011             259,655
     Units redeemed                                (531,088)           (162,782)
                                             ---------------     ---------------
     Net increase (decrease)                         53,923              96,873
                                             ===============     ===============

     S&P 500
     -------
     Units issued                                   228,680              92,572
     Units redeemed                                (191,200)           (119,700)
                                             ---------------     ---------------
     Net increase (decrease)                         37,480             (27,128)
                                             ===============     ===============

     Zenith
     ------
     Units issued                                   479,312             737,298
     Units redeemed                                (578,470)           (830,987)
                                             ---------------     ---------------
     Net increase (decrease)                        (99,158)            (93,689)
                                             ===============     ===============

     Third Avenue:
     Value
     -----
     Units issued                                   271,942             401,784
     Units redeemed                                (319,949)           (528,259)
                                             ---------------     ---------------
     Net increase (decrease)                        (48,007)           (126,475)
                                             ===============     ===============

     Dreyfus:
     MidCap
     ------
     Units issued                                    52,555              42,466
     Units redeemed                                 (58,648)            (39,224)
                                             ---------------     ---------------
     Net increase (decrease)                         (6,093)              3,242
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     Scudder:
     Small Mid Value
     ---------------
     Units issued                                   618,596             606,624
     Units redeemed                                (526,724)           (766,950)
                                             ---------------     ---------------
     Net increase (decrease)                         91,872            (160,326)
                                             ===============     ===============

     Thematic
     --------
     Units issued                                    14,709              18,219
     Units redeemed                                 (17,629)            (17,099)
                                             ---------------     ---------------
     Net increase (decrease)                         (2,920)              1,120
                                             ===============     ===============

     Capital Growth
     --------------
     Units issued                                       196                 170
     Units redeemed                                     (51)                (28)
                                             ---------------     ---------------
     Net increase (decrease)                            145                 142
                                             ===============     ===============

     Neuberger Berman:
     Regency
     -------
     Units issued                                   459,234             991,225
     Units redeemed                                (799,626)           (641,281)
                                             ---------------     ---------------
     Net increase (decrease)                       (340,392)            349,944
                                             ===============     ===============

     Guardian
     --------
     Units issued                                       864               1,587
     Units redeemed                                    (334)               (170)
                                             ---------------     ---------------
     Net increase (decrease)                            530               1,417
                                             ===============     ===============

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                 1,453,673           2,747,008
     Units redeemed                              (1,619,121)         (3,363,192)
                                             ---------------     ---------------
     Net increase (decrease)                       (165,448)           (616,184)
                                             ===============     ===============

     Equity Income
     -------------
     Units issued                                     1,283               1,147
     Units redeemed                                    (448)               (586)
                                             ---------------     ---------------
     Net increase (decrease)                            835                 561
                                             ===============     ===============

     Franklin Templeton:
     Income
     ------
     Units issued                                     2,133                 988
     Units redeemed                                  (1,340)               (333)
                                             ---------------     ---------------
     Net increase (decrease)                            793                 655
                                             ===============     ===============

     Ivy:
     Science
     -------
     Units issued                                     1,070                 606
     Units redeemed                                    (810)               (176)
                                             ---------------     ---------------
     Net increase (decrease)                            260                 430
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------     ---------------
     Pimco:
     Total Return
     ------------
     Units issued                                 2,621,959           2,267,498
     Units redeemed                              (2,409,637)         (2,277,219)
                                             ---------------     ---------------
     Net increase (decrease)                        212,322              (9,721)
                                             ===============     ===============

     Oppenheimer:
     Global Securities
     -----------------
     Units issued                                     2,108               1,479
     Units redeemed                                    (564)               (446)
                                             ---------------     ---------------
     Net increase (decrease)                          1,544               1,033
                                             ===============     ===============

     Ibbotson:
     Balanced
     --------
     Units issued                                    41,774                ----
     Units redeemed                                  (5,971)               ----
                                             ---------------     ---------------
     Net increase (decrease)                         35,803                ----
                                             ===============     ===============

     Growth
     ------
     Units issued                                    27,919                ----
     Units redeemed                                 (20,561)               ----
                                             ---------------     ---------------
     Net increase (decrease)                          7,358                ----
                                             ===============     ===============

     Income
     ------
     Units issued                                    63,319                ----
     Units redeemed                                 (23,229)               ----
                                             ---------------     ---------------
     Net increase (decrease)                         40,090                ----
                                             ===============     ===============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 30, 2012

                                                  AMERITAS LIFE INSURANCE CORP.
                                                Balance Sheets - Statutory Basis
                                                 (in thousands, except shares)

                                                                                           December 31
                                                                                ---------------------------------
                ADMITTED ASSETS                                                       2011             2010
                                                                                ---------------- ----------------
Bonds                                                                           $     1,665,427  $     1,680,007
Preferred stocks                                                                         11,481           12,387
Common stocks                                                                         1,022,490          923,043
Mortgage loans                                                                          415,493          403,270
Real estate:
  Properties occupied by the company                                                     23,722           24,594
  Properties held for the production of income                                           29,063           30,572
Cash, cash equivalents, and short-term investments                                      119,360           41,837
Loans on insurance contracts                                                             94,304           98,341
Other investments                                                                       102,816           85,780
                                                                                ---------------- ----------------
     Total Cash and Invested Assets                                                   3,484,156        3,299,831

Investment income due and accrued                                                        24,558           24,828
Deferred and uncollected premiums                                                        23,294           18,386
Federal income tax recoverable - affiliates                                              19,340            4,652
Net deferred income tax asset                                                            27,574           23,417
Other admitted assets                                                                    26,663           17,939
Separate account assets                                                               3,672,752        3,735,517
                                                                                ---------------- ----------------
     Total Admitted Assets                                                      $     7,278,337  $     7,124,570
                                                                                ================ ================

                LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     1,837,390  $     1,745,709
Deposit-type funds                                                                      205,982          198,502
Reserves for unpaid claims                                                               40,210           34,791
Dividends payable to policyholders                                                        8,440            8,585
Interest maintenance reserve                                                              4,525            3,551
Accrued commissions, expenses and insurance taxes                                        47,393           31,205
Accrued separate account transfers                                                      (64,430)         (75,043)
Asset valuation reserve                                                                  52,001           49,332
Other liabilities                                                                       124,926           61,544
Separate account liabilities                                                          3,672,752        3,735,517
                                                                                ---------------- ----------------
     Total Liabilities                                                                5,929,189        5,793,693
                                                                                ---------------- ----------------
Common stock, par value $0.10 per share; 25,000,000 shares authorized,
  issued and outstanding                                                                  2,500            2,500
Additional paid in capital                                                              457,438          457,438
Special surplus - additional deferred tax asset                                           9,895            9,113
Unassigned surplus                                                                      879,315          861,826
                                                                                ---------------- ----------------
     Total Capital and Surplus                                                        1,349,148        1,330,877
                                                                                ---------------- ----------------
     Total Liabilities, Capital and Surplus                                     $     7,278,337  $     7,124,570
                                                                                ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                                   AMERITAS LIFE INSURANCE CORP.
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                          (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
  Premium income                                                                $     1,265,260  $     1,154,797  $     1,228,645
  Net investment income                                                                 162,405          127,839          119,853
  Commissions and expense allowances on reinsurance ceded                                 3,136            2,823            3,176
  Miscellaneous income                                                                   41,806           39,454           35,209
                                                                                ---------------- ---------------- ----------------
     Total Premiums and Other Revenue                                                 1,472,607        1,324,913        1,386,883
                                                                                ---------------- ---------------- ----------------
Expenses
  Benefits to policyholders                                                           1,043,317          976,962          933,160
  Change in reserves for life, accident and health policies                              83,696           17,331           27,510
  Commissions                                                                            62,384           53,775           58,836
  General insurance expenses                                                            177,670          142,200          153,804
  Taxes, licenses and fees                                                               20,410           15,198           17,139
  Net transfers to separate accounts                                                     31,233           35,708          126,113
                                                                                ---------------- ---------------- ----------------
     Total Expenses                                                                   1,418,710        1,241,174        1,316,562
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Dividends, Federal Income Tax
  Expense and Net Realized Capital Gains (Losses)                                        53,897           83,739           70,321

  Dividends to policyholders                                                              8,321            8,969            8,245
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Federal Income Tax Expense and
  Net Realized Capital Gains (Losses)                                                    45,576           74,770           62,076

  Federal income tax expense                                                             18,393            1,401           10,216
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Net Realized Capital Gains
  (Losses)                                                                               27,183           73,369           51,860

  Net realized capital gains (losses)                                                      (996)           4,581           (1,934)
                                                                                ---------------- ---------------- ----------------

Net Income                                                                               26,187           77,950           49,926

Additional paid in capital
  Capital contributions from parent                                                           -                -          452,438
Change in special surplus - additional deferred tax asset                                   782              298            8,815
Unassigned surplus
  Change in net unrealized capital gains, net of taxes                                   27,432           20,816           63,620
  Change in net deferred income taxes                                                    18,322           (1,769)         (13,745)
  Change in non-admitted assets                                                         (21,562)           6,813           22,677
  Change in asset valuation reserve                                                      (2,669)         (22,226)         (22,111)
  Change in liability for reinsurance in unauthorized companies                               -               (1)           1,854
  Change in minimum pension liability                                                    (1,183)               -                -
  Prior year reserve errors                                                              (7,985)               -                -
  Prior year incurred but not reported error                                             (1,053)               -                -
  Cumulative effect of change in accounting principle                                         -                -             (103)
  Dividends paid to stockholder                                                         (20,000)               -          (25,000)
                                                                                ---------------- ---------------- ----------------
Increase in Capital and Surplus                                                          18,271           81,881          538,371
Capital and Surplus at the Beginning of the Year                                      1,330,877        1,248,996          710,625
                                                                                ---------------- ---------------- ----------------
     Capital and Surplus at the End of Year                                     $     1,349,148  $     1,330,877  $     1,248,996
                                                                                ================ ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                                                  AMERITAS LIFE INSURANCE CORP.
                                            Statements of Cash Flows - Statutory Basis
                                                          (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
Premium collected net of reinsurance                                            $     1,260,871  $     1,158,269  $     1,227,463
Net investment income received                                                          165,308          130,261          123,323
Miscellaneous income                                                                     44,878           42,109           38,433
Benefits paid to policyholders                                                       (1,040,033)        (986,021)        (931,922)
Net transfers to separate accounts                                                      (20,621)         (41,547)        (129,037)
Commissions, expenses and taxes paid                                                   (241,521)        (211,339)        (201,461)
Dividends paid to policyholders                                                          (8,465)          (8,761)          (9,819)
Federal income taxes received (paid)                                                    (38,273)           9,573               (4)
                                                                                ---------------- ---------------- ----------------
     Net Cash from Operating Activities                                                 122,144           92,544          116,976
                                                                                ---------------- ---------------- ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                       393,214          352,659          467,198
Cost of investments acquired                                                           (462,054)        (446,616)      (1,006,301)
Net change in loans on insurance contracts                                                4,069            2,372            7,633
                                                                                ---------------- ---------------- ----------------
     Net Cash from Investing Activities                                                 (64,771)         (91,585)        (531,470)
                                                                                ---------------- ---------------- ----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Paid in capital contributions                                                                 -                -          452,438
Payments on borrowed funds                                                                    -                -           (7,456)
Change in deposit-type funds                                                              7,480            1,093           (2,731)
Dividends to stockholder                                                                (20,000)               -          (25,000)
Other miscellaneous, net                                                                 32,670           11,486          (16,427)
                                                                                ---------------- ---------------- ----------------
     Net Cash from Financing and Miscellaneous Activities                                20,150           12,579          400,824
                                                                                ---------------- ---------------- ----------------

Net Increase (Decrease) in Cash, Cash Equivalents and
  Short-Term Investments                                                                 77,523           13,538          (13,670)

Cash, Cash Equivalents and Short-Term Investments                                        41,837           28,299           41,969
  - Beginning of Year                                                           ---------------- ---------------- ----------------

Cash, Cash Equivalents and Short-Term Investments                               $       119,360  $        41,837  $        28,299
  - End of Year                                                                 ================ ================ ================

Non-cash transactions reported in operating, investing and financing activities:
  Affiliated companies contributed by parent                                    $             -  $             -  $       452,087
  Postretirement benefit plan merger contributed by parent                                    -                -              351

            The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations

Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. ("AMFI"), a mortgage banking business, and owns 17.7% of Paycor, Inc., a payroll processing company, and the remaining 82.3% ownership is with an unaffiliated third party.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in UNIFI, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary, and BNL Financial Corp. (acquired December 31, 2011) ("BNL Financial"), a holding company, which owns 100% of Brokers National Life Assurance Company ("BNL"), an Arkansas domiciled life insurance subsidiary. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property, Calvert Investments, Inc. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment company. Acacia Life also owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business.

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at the offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Certain reinsurance contracts that do not qualify for transfer of risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist. Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $7,500 and $10,000 as of December 31, 2011 and 2010, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus The value of affiliated subsidiaries was $816,746 and $746,337 and the value of affiliated mutual funds was $1,953 and $488 at December 31, 2011 and 2010, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,578, $2,961 and $1,859 were recorded as realized losses during 2011, 2010 and 2009, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. In 2011, the Company began buying and selling futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $5,068, $(1,122) and $(3,612) for the years ended December 31, 2011, 2010 and 2009, respectively. The total variation margin on closed futures contracts is reflected in net investment income and totaled $20,635, $(1,990) and $(5,341) for the years ended December 31, 2011, 2010 and
2009, respectively.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2011 and 2010 was $29,998 and $13,997, respectively.

In 2011, the Company began selling call options ("Volatility call options") to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. If option volatility increases, the Company will pay cash to the counterparty based on the expiration value. If option volatility decreases, the Volatility call options will expire without value. The Company has written Volatility call options that expire through May 16, 2012. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company has posted a long-term Agency CMO in the amount of $2,565 with the bank. The collateral (Agency CMO) is recorded in "Bonds" on the Balance Sheets - Statutory Basis as an asset by the Company.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The Volatility call options are carried at their fair value and are reflected in "Other liabilities" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired call options are reflected in "Net investment income" and changes in the fair value of open call options are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The notional amount of the Volatility call options at December 31, 2011 was $(8,323).

Changes in the fair value of expired call options are reflected in "Net investment income" and changes in the fair value of open call options are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. $38 was recorded in "Net investment income" related to the expired Volatility call options for the year ended December 31, 2011. Changes in the fair value of open call options that do not meet the requirements of an effective hedge are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $269 for the year ended December 31, 2011.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted. The amount excluded from unassigned surplus was $34, $0 and $0 at December 31, 2011, 2010 and 2009, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $86,299 and $65,519 at December 31, 2011 and 2010, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $12,788 and $12,355, operating software at cost of $2,542 and $2,452, and non-operating software at cost of $33,028 and $32,107 are carried at cost less accumulated depreciation at December 31, 2011 and 2010, respectively. The admitted value of the Company's EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $39,235 and $37,324, was $2,137 and $1,770, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. EDP equipment and operating software is

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $7,327, $7,704 and $7,206 for the years ended December 31, 2011, 2010 and 2009 respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2011.

Reserves for Life Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,571,087 or 14.2% and $2,384,084 or 13.6% of the individual life policies in force as of December 31, 2011 and 2010, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $1,267, $983 and $233 for 2011, 2010 and 2009, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $416 and $404 at December 31, 2011 and 2010, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2011, the Internal Revenue Service ("IRS") started an examination of the consolidated income tax return filed by UNIFI for tax years 2007-2009.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101") In August 2011, the NAIC issued SSAP No. 101, which supersedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement is effective beginning January 1, 2012. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R") In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R") In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" (SSAP No. 35R)
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (SSAP No.
91R)
In May 2010, the NAIC issued SSAP No. 91R, which incorporates revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded DTA admissibility is elective. If the RBC requirements are met, an admitted DTA may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with DTAs if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R were effective for the year ended December 31, 2009 and interim and annual financial statements through December 31, 2011. The adoption of this statement resulted in an increase in surplus of $8,815 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $103, net of tax, at December 31, 2009.

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Correction of Errors
During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected as a direct decrease to surplus of $7,985.

During 2011, the Company discovered an error in the incurred but not reported ("IBNR") reinsurance process. This error was corrected as a direct decrease to surplus of $1,053.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL
-------------------------------------------

Effective December 31, 2011, the Company formed a wholly-owned company, Ameritas Life Holdings, Inc. ("ALH") which simultaneously merged with BNL Financial, an Iowa corporation, which owns 100% of Brokers National Life Assurance Company ("BNL Assurance"), an Arkansas domiciled life insurance company for $34,889 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill in the amount of $15,745 which is recorded in "Common stocks" in the Balance Sheets - Statutory Basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2011:

                                                                                                  Gross       Gross
                                                                             Cost or Amortized  Unrealized  Unrealized
                                                                                    Cost          Gains       Losses     Fair Value
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government                                                              $          99,010  $   11,830  $        -  $   110,840
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities of
  governments and their political
  subdivisions                                                                         192,203      15,628           -      207,831
Hybrid securities                                                                       16,075       1,280        (305)      17,050
Industrial and miscellaneous (unaffiliated)                                          1,358,325     116,780      (4,006)   1,471,099
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $       1,665,613  $  145,518  $   (4,311) $ 1,806,820
====================================================================================================================================

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2010:

                                                                                                  Gross       Gross
                                                                             Cost or Amortized  Unrealized  Unrealized
                                                                                    Cost          Gains       Losses     Fair Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                                                              $         143,652  $   11,765  $       (1) $   155,416
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities of
  governments and their political
  subdivisions                                                                         182,834      10,774        (417)     193,191
Hybrid securities                                                                       18,754       1,841        (158)      20,437
Industrial and miscellaneous (unaffiliated)                                          1,335,657      92,310      (5,617)   1,422,350
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $       1,680,897  $  116,690  $   (6,193) $ 1,791,394
====================================================================================================================================

At December 31, 2011 and 2010, the amortized cost of bonds was reduced by $186 and $890, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,665,427 and $1,680,007, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The cost or amortized cost and fair value of bonds at December 31, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   Cost or Amortized
                                                                                                          Cost           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                            $          78,540    $    80,222
Due after one year through five years                                                                        419,926        454,668
Due after five years through ten years                                                                       831,962        912,251
Due after ten years                                                                                          254,186        270,885
Bonds with multiple repayment dates                                                                           80,999         88,794
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                        $       1,665,613    $ 1,806,820
====================================================================================================================================

Sales of bond investments in 2011, 2010 and 2009 resulted in proceeds of $36,883, $50,390 and $120,970 respectively, on which the Company realized gross gains of $3,695, $4,605 and $10,997, respectively, and gross losses of $104, $296 and $574, respectively.

Realized capital gains (losses) are as follows:

                                                                                              Years Ended December 31
                                                                                ----------------------------------------------------
                                                                                       2011             2010              2009
                                                                                ----------------  ----------------  ----------------
Bonds:
  Gross realized capital gains on sales                                         $         3,695   $         4,605  $        10,997
  Gross realized capital losses on sales                                                   (104)             (296)            (574)
------------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses) on sales                                              3,591             4,309           10,423
Other, including impairments and net gain on dispositions
  other than sales                                                                       (2,969)           (1,298)         (31,977)
------------------------------------------------------------------------------------------------------------------------------------
Total bonds                                                                                 622             3,011          (21,554)
Preferred stocks                                                                              -             1,012           (1,000)
Common stocks                                                                             6,097            11,067            9,842
Mortgage loans                                                                                -              (762)               -
Real estate                                                                               2,786             4,080               79
Other investments                                                                        (3,067)           (2,851)           6,660
------------------------------------------------------------------------------------------------------------------------------------
Realized capital gains (losses) before federal income taxes
  and transfer to IMR                                                                     6,438            15,557           (5,973)
Realized capital gains transferred to IMR                                                 3,449             4,822            7,832
Federal income tax expense (benefit)                                                      3,985             6,154          (11,871)
------------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $          (996)  $         4,581  $        (1,934)
====================================================================================================================================

The Company has an agreement with the FHLB, to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. As of December 31, 2011 and 2010 the Company owned $4,573 and $4,661 of FHLB stock, respectively. As of December 31, 2011 and 2010, the Company had issued $100,000 of funding agreements with the FHLB. Additional borrowing capacity of $20,000 is available to the

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Company. There is $106,814 and $116,333 of bonds pledged as collateral at December 31, 2011 and 2010, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,025 and $100,031 as of December 31, 2011 and 2010, respectively.

An aging of unrealized losses on the Company's investments in bonds, unaffiliated preferred stocks and unaffiliated common stocks were as follows:

                                                                            December 31, 2011
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ------------------------------  ------------------------------  ------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                       Fair  Value        Losses       Fair  Value        Losses       Fair  Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                      $           8   $           -   $           -   $           -   $           8   $           -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                   12               -               -               -              12               -
Hybrid securities                             8,205            (305)              -               -           8,205            (305)
Industrial and miscellaneous
  (unaffiliated)                            117,441          (2,912)         10,846          (1,094)        128,287          (4,006)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                 125,666          (3,217)         10,846          (1,094)        136,512          (4,311)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                              1,979             (75)              -               -           1,979             (75)
Common Stocks                                76,703         (10,751)          3,074          (1,281)         79,777         (12,032)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $     204,348   $     (14,043)  $      13,920   $      (2,375)  $     218,268   $     (16,418)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            December 31, 2010
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ------------------------------  ------------------------------  ------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                       Fair  Value        Losses       Fair  Value        Losses       Fair  Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                      $         729   $          (1)  $           -   $           -   $         729   $        (1)
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                9,792            (417)              -               -           9,792          (417)
Hybrid securities                             2,963             (40)          3,967            (118)          6,930          (158)
Industrial and miscellaneous
  (unaffiliated)                            104,691          (2,744)         22,157          (2,873)        126,848        (5,617)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                 118,175          (3,202)         26,124          (2,991)        144,299        (6,193)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                  -               -             529             (73)            529           (73)
Common Stocks                                13,879            (941)          2,057            (414)         15,936        (1,355)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $     132,054   $      (4,143)  $      28,710   $      (3,478)  $     160,764   $    (7,621)
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The unrealized losses related to bonds in 2011 and 2010 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2011 and 2010.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2011 and 2010 are temporary. During 2011, 2010 and 2009, the Company recorded $0, $0 and $721, respectively, of other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2011 and 2010, bonds totaling $84,558 and $91,318, respectively, (4.7% and 5.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2011, 2010 and 2009, the Company recorded realized losses for other-than-temporary impairments on bonds of $3,203, $1,490 and $32,238, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2011 and 2010, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $3,342 and $7,853 and a fair value of $4,366 and $7,859, respectively. Additionally, as of December 31, 2011 and 2010, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $1,001 and $2,027 and a fair value of $1,153 and $2,102, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                                              Amortized       OTTI Recognized in Loss
                                                             Cost Before   -----------------------------
                                                                OTTI         Interest     Non-interest           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $      450      $      -      $      325            $      357
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $    1,659      $      -      $      478            $    1,074
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $        -      $      -      $        -            $        -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $    1,746      $      -      $    1,311            $      479
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
52520MGY3                         $       450         $         125         $     325         $          125       $      357
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       450         $         125         $     325         $          125       $      357
====================================================================================================================================

                                                           June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05953YCF6                         $       654         $         309         $     345         $          309       $       58
------------------------------------------------------------------------------------------------------------------------------------
05949CKB1                               1,005                   872               133                    872            1,016
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     1,659         $       1,181         $     478         $        1,181       $    1,074
====================================================================================================================================

                                                          December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94983FAF7                         $     1,746         $         435         $   1,311         $          435       $      479
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     1,746         $         435         $   1,311         $          435       $      479
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2010 is as follows:

                                                              Amortized       OTTI Recognized in Loss
                                                             Cost Before   -----------------------------
                                                                OTTI         Interest     Non-interest           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2010
  Present value of cash flows                                $        -      $      -      $        -            $        -
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2010
  Present value of cash flows                                $    2,649      $      -      $      670            $      785
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2010
  Present value of cash flows                                $      929      $      -      $      234            $      571
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2010
  Present value of cash flows                                $      197      $      -      $      146            $      118
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           June 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
76110HL56                         $       275        $          231         $      44         $          231       $      123
761118JU3                                 143                    76                67                     76               84
05953YCF6                                 784                   686                98                    686               94
52520MGY3                                 675                   576                99                    576              120
17312DAL2                                 501                   320               181                    320              232
17313QAC2                                 271                    90               181                     90              132
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     2,649        $        1,979         $     670         $        1,979       $      785
====================================================================================================================================

                                                         September 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94985EAD3                         $       929        $          695         $     234         $          695       $      571
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       929        $          695         $     234         $          695       $      571
====================================================================================================================================

                                                          December 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
466247B93                         $       197        $           51         $     146         $           51       $      118
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       197        $           51         $     146         $           51       $      118
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $       46,973    $    46,366    $    (607)     $          669    $      646     $     (23)
------------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $        4,582    $     4,345    $    (237)     $        4,457    $    3,252     $  (1,205)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                   December 31, 2011        December 31, 2010
                                 ----------------------   ----------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
                                 ----------  ----------   ----------  ----------
  Region
  ------
  New England and Mid-Atlantic   $   16,896      4.1%     $   12,765      3.1%
  South Atlantic                     52,898     12.7          36,099      9.0
  North Central                     130,847     31.5         129,019     32.0
  South Central                      77,986     18.8          72,191     17.9
  Mountain                           64,306     15.5          71,679     17.8
  Pacific                            72,560     17.4          81,517     20.2
                                 ----------    ------     ----------    ------

       Total                     $  415,493    100.0%     $  403,270    100.0%
                                 ==========    ======     ==========    ======

  Property Type
  -------------
  Apartment and residential      $   20,358      4.9%     $   23,264      5.7%
  Warehouses and industrial         152,656     36.7         148,267     36.8
  Retail and shopping center         69,029     16.6          64,847     16.1
  Office                            147,834     35.6         139,993     34.7
  Other                              25,616      6.2          26,899      6.7
                                 ----------    ------     ----------    ------

       Total                     $  415,493    100.0%     $  403,270    100.0%
                                 ==========    ======     ==========    ======

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans at December 31, 2011 are summarized as follows:

                                  Construction and               Commercial
                                  Land Development               Real Estate
                                  ----------------               -----------
     DSCR Distribution
       Below 1.0                    $         -                  $    50,966
       1.0 - 1.2                              -                       63,021
       1.2 - 1.8                          7,300                      211,612
       Greater than 1.8                       -                       73,841
                                    -----------                  -----------
       Total                        $     7,300                  $   399,440
                                    ===========                  ===========

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:


                                    December 31, 2011
                                    -----------------
               Loan to Value
                 Below 60%                $8,753
                                          ------
                 Total                    $8,753
                                          ======

An aging analysis of the loans held by the Company is summarized as follows:


                                                             December 31, 2011
                                                             -----------------
         Carry value of loans less than 90 days past due         $    2,353
         Carry value of loans 90 days or more past due                    -
         Carry value of current loans                               413,140
                                                                 ----------
         Total                                                   $  415,493
                                                                 ==========

At December 31, 2011 the average size of an individual mortgage loan was $1,650. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $8,190 and $2,864 at December 31, 2011 and 2010, respectively. As of December 31, 2011, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.63% and 4.00%.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

In 2011, the Company issued 19 new commercial mortgage loans at the maximum and minimum rates of interest of 8.00% and 5.10% totaling $44,400. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days past due. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2011 and 2010, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Mortgage loans are evaluated individually for impairment. At December 31, 2011 and 2010, the Company held two impaired mortgage loans with a total carry value of $3,801 and $3,750 and recognized $0 and $762 of other-than-temporary impairments, respectively. There was interest income recognized on these loans of $276 in 2011 and $0 in 2010 subsequent to impairment. There were no impaired mortgage loans in 2009.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $42,237 and $38,996 as of December 31, 2011 and 2010, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
     Income:
          Bonds                                                                 $        90,083  $        92,507  $        90,265
          Preferred stocks                                                                  823              902            1,270
          Common stocks                                                                  14,380            2,913            2,371
          Mortgage loans                                                                 25,871           25,201           24,574
          Real estate                                                                    15,128           16,385           16,180
          Loans on insurance contracts                                                    5,606            5,928            6,152
          Short-term investments                                                             46               45              221
          Derivatives                                                                    20,674           (1,990)          (5,341)
          Other investments                                                               8,348            6,453            3,122
          Amortization of interest maintenance reserve                                    1,267              983              233
                                                                                ---------------- ---------------- ----------------

          Gross investment income                                                       182,226          149,327          139,047
                                                                                ---------------- ---------------- ----------------
     Expenses:
          Depreciation                                                                    3,435            4,417            3,676
          Other                                                                          16,386           17,071           15,518
                                                                                ---------------- ---------------- ----------------

          Total investment expenses                                                      19,821           21,488           19,194
                                                                                ---------------- ---------------- ----------------
               Net investment income                                            $       162,405  $       127,839  $       119,853
                                                                                ================ ================ ================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: The fair values for these investments are based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                2011                         2010
                                                   ---------------------------------------------------------
                                                   Book/Adjusted    Fair Value   Book/Adjusted    Fair Value
                                                   Carrying Value                Carrying Value
------------------------------------------------------------------------------------------------------------
Financial Assets:
     Bonds                                         $   1,665,427   $ 1,806,820   $   1,680,007   $ 1,791,394
     Preferred stocks                                     11,481        12,101          12,387        12,932
     Common stocks                                       205,744       205,744         176,706       176,706
     Mortgage loans                                      415,493       436,872         403,270       427,098
     Cash, cash equivalents and short-term
       investments                                       119,360       119,360          41,837        41,837
     Loans on insurance contracts                         94,304        98,467          98,341       104,062
     Other investments                                     3,851         3,851           5,493         5,518
     Investment income due and accrued                    24,558        24,558          24,828        24,828
     Separate account assets                           3,672,752     3,672,752       3,735,517     3,735,517
                                                   -------------   -----------   -------------   -----------
     Total financial assets                        $   6,212,970   $ 6,380,525   $   6,178,386   $ 6,319,892
                                                   =============   ===========   =============   ===========
Financial Liabilities:
     Deposit-type funds                            $     205,982   $   206,233   $     198,502   $   198,737
     Separate account liabilities                      3,672,752     3,672,752       3,735,517     3,735,517
                                                   -------------   -----------   -------------   -----------
     Total financial liabilities                   $   3,878,734   $ 3,878,985   $   3,934,019   $ 3,934,254
                                                   =============   ===========   =============   ===========

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined under SSAP No. 100 fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. The levels of the fair value hierarchy are as follows:

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------
Assets:
  Bonds                                            $         -    $      679     $     26      $       705
  Common stocks                                        201,171             -            -          201,171
  Other Investments                                          -             -          410              410
------------------------------------------------------------------------------------------------------------
Subtotal excluding separate account assets             201,171           679          436          202,286
  Separate account assets                            3,672,525             -            -        3,672,525
------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value    $ 3,873,696    $      679     $    436      $ 3,874,811
------------------------------------------------------------------------------------------------------------

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------
Assets:
  Bonds                                            $         -    $        2     $    274      $       276
  Common stocks                                        172,045             -            -          172,045
  Mortgages                                                  -             -        3,750            3,750
  Other Investments                                          -             -          879              879
------------------------------------------------------------------------------------------------------------
Subtotal excluding separate account assets             172,045             2        4,903          176,950
  Separate account assets                            3,735,486             -            -        3,735,486
------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value    $ 3,907,531    $        2     $  4,903      $ 3,912,436
------------------------------------------------------------------------------------------------------------

The valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2011, there were two NAIC 6 bonds carried at fair value and at December 31, 2010 there was one NAIC 6 bond carried at fair value. The bonds are classified as Level 2 due to the price being based on observable market data.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
--------------------------------

Level 3 - Financial Assets
The Company classified in Level 3 at December 31, 2011 and 2010, several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data. The Company also classified one limited partnership carried at fair value in Level 3 at December 31, 2011 and one impaired mortgage loan and one limited partnership carried at fair value in Level 3 at December 31, 2010. The fair values were derived using unobservable market data.

The following table summarizes changes to our financial instruments for the years ended December 31, 2011 and 2010 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                    Common       Bonds        Mortgages       Other
                                                    Stocks                                 Investments
---------------------------------------------------------------------------------------------------------
Fair value at January 1, 2010                      $    8,295    $       -    $       -    $           -
Total gains or losses (realized and unrealized)
  Included in net income                                6,289            -            -                -
  Included in unassigned surplus                       (4,595)           -            -                -
Purchases, sales, issuances, and settlements           (9,989)           -            -                -
Transfers in/out of Level 3                                 -          274        3,750              879
---------------------------------------------------------------------------------------------------------
Fair value at December 31, 2010                             -          274        3,750              879
Total gains or losses (realized and unrealized)
  Included in net income                                    -            -            -                -
  Included in unassigned surplus                            -            -            -                -
Purchases/issuances                                         -            -            -                -
Sales/settlements                                           -            -            -                -
Transfers into Level 3                                      -           26            -              410
Transfers out of Level 3                                    -         (274)      (3,750)            (879)
---------------------------------------------------------------------------------------------------------
Fair value at December 31, 2011                    $        -    $      26    $       -    $         410
---------------------------------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES
---------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the DTAs will be realized.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES (continued)
---------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2011 are as follows:

                                             Ordinary             Capital               Total
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets                    $  79,577            $   4,560             $  84,137
Statutory valuation allowance                        -                    -                     -
---------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets              79,577                4,560                84,137
Deferred tax liabilities                         8,493               11,506                19,999
---------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     71,084               (6,946)               64,138
---------------------------------------------------------------------------------------------------------
Deferred tax assets non-admitted                36,564                    -                36,564
---------------------------------------------------------------------------------------------------------
Net deferred tax assets                      $  34,520            $  (6,946)            $  27,574
=========================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2011 is as follows:

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP no. 10R Paragraph 10.a.                       $    17,679  $        -  $     17,679
     b.     SSAP no. 10R Paragraph 10.b.
           (lesser of 10.b.i. or 10.b.ii. below)               $         -  $        -  $          -
     c.     SSAP no. 10R Paragraph 10.b.i.                     $         -  $        -  $          -
     d.     SSAP no. 10R Paragraph 10.b.ii.                            xxx         xxx  $    133,883
     e.     SSAP no. 10R Paragraph 10.c.                       $     8,493  $   11,506  $     19,999
     f.     Total (a + b + e)                                  $    26,172  $   11,506  $     37,678

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph 10.e.i.                  $    25,261  $        -  $     25,261
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser of 10.e.ii.a. or 10.e.ii.b. below)          $     2,313  $        -  $      2,313
     i.     SSAP  no. 10R Paragraph 10.e.ii.a.                 $     2,313  $        -  $      2,313
     j      SSAP  no.  10R  Paragraph  10.e.ii.b.                      xxx         xxx  $    200,824
     k.     SSAP  no.  10R  Paragraph 10.e.iii.                $     8,493  $   11,506  $     19,999
     l.     Total (g + h + k)                                  $    36,067  $   11,506  $     47,573

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $  1,419,978
     Authorized  control  level                                                         $    141,865

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c
     Admitted  deferred  tax  assets                           $    26,172  $   11,506  $     37,678
     Admitted  assets                                                  xxx         xxx  $  7,252,697
     Adjusted  statutory  surplus*                                     xxx         xxx  $  1,338,827
     Total  adjusted  capital  from  DTAs                              xxx         xxx  $  1,419,978

     Increase  due  to  SSAP  No.10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $     9,895  $        -  $      9,895
     Admitted  assets                                                  xxx         xxx  $      9,895
     Statutory  surplus                                                xxx         xxx  $      9,895

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2010 are as follows:

                                             Ordinary             Capital               Total
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets                    $  60,898            $   4,566            $  65,464
Statutory valuation allowance                        -                    -                    -
---------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets              60,898                4,566               65,464
Deferred tax liabilities                         6,560               17,443               24,003
---------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     54,338              (12,877)              41,461
---------------------------------------------------------------------------------------------------------
Deferred tax assets non-admitted                18,044                    -               18,044
---------------------------------------------------------------------------------------------------------
Net deferred tax assets                      $  36,294            $ (12,877)           $  23,417
=========================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2010 is as follows:

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP no. 10R Paragraph 10.a.                       $    14,304  $        -  $     14,304
     b.     SSAP no. 10R Paragraph 10.b.
           (lesser of 10.b.i. or 10.b.ii. below)               $         -  $        -  $          -
     c.     SSAP no. 10R Paragraph 10.b.i.                     $         -  $        -  $          -
     d.     SSAP no. 10R Paragraph 10.b.ii.                            xxx         xxx  $    129,352
     e.     SSAP no. 10R Paragraph 10.c.                       $     6,560  $   17,443  $     24,003
     f.     Total (a + b + e)                                  $    20,864  $   17,443  $     38,307

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph 10.e.i.                  $    23,417  $        -  $     23,417
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser  of  10.e.ii.a.  or  10.e.ii.b. below)      $         -  $        -  $          -
     i.     SSAP  no.  10R  Paragraph  10.e.ii.a.              $         -  $        -  $          -
     j      SSAP  no.  10R  Paragraph  10.e.ii.b.                      xxx         xxx  $    194,028
     k.     SSAP  no.  10R  Paragraph 10.e.iii.                $     6,560  $   17,443  $     24,003
     l.     Total (g + h + k)                                  $    29,977  $   17,443  $     47,420

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $  1,395,956
     Authorized  control  level                                                         $    122,860

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c
     Admitted  deferred  tax  assets                           $    20,864  $   17,443  $     38,307
     Admitted  assets                                                  xxx         xxx  $  7,115,457
     Adjusted  statutory  surplus*                                     xxx         xxx  $  1,293,523
     Total  adjusted  capital  from  DTAs                              xxx         xxx  $  1,395,956

     Increase  due  to  SSAP  No.10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $     9,113  $        -  $      9,113
     Admitted  assets                                                  xxx         xxx  $      9,113
     Statutory  surplus                                                xxx         xxx  $      9,113

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The changes in the components of the net deferred tax asset/(liability) from December 31, 2010 to December 31, 2011 are as follows:

                                                                 Ordinary     Capital     Total
                                                                 --------     -------     -----
     Gross  deferred  tax assets                               $    18,679  $       (6) $   18,673
     Statutory  valuation  allowance                                     -           -           -
                                                               ------------ ----------- -----------
     Adjusted  gross  deferred  tax  assets                         18,679          (6)     18,673
     Deferred  tax  liabilities                                      1,933      (5,937)     (4,004)
                                                               ------------ ----------- -----------
     Subtotal  -  net  deferred  tax  asset/(liability)             16,746       5,931      22,677
     Deferred tax assets non-admitted                               18,520           -      18,520
                                                               ------------ ----------- -----------
     Net  admitted  deferred  tax assets                       $    (1,774) $    5,931  $    4,157
                                                               ============ =========== ===========

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP  no.  10R  Paragraph  10.a.                   $     3,375  $        -  $    3,375
     b.     SSAP  no.  10R  Paragraph  10.b.
           (lesser  of  10.b.i. or 10.b.ii. below)             $         -  $        -  $        -
     c.     SSAP  no.  10R Paragraph 10.b.i.                   $         -  $        -  $        -
     d.     SSAP  no.  10R  Paragraph  10.b.ii.                        xxx         xxx  $    4,531
     e.     SSAP no. 10R Paragraph 10.c.                       $     1,933  $   (5,937) $   (4,004)
     f.     Total  (a + b + e)                                 $     5,308  $   (5,937) $     (629)

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph  10.e.i.                 $     1,844  $        -  $    1,844
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser  of  10.e.ii.a.  or  10.e.ii.b.  below)     $     2,313  $        -  $    2,313
     i.     SSAP  no. 10R Paragraph 10.e.ii.a.                 $     2,313  $        -  $    2,313
     j.     SSAP  no.  10R  Paragraph 10.e.ii.b.                       xxx         xxx  $    6,796
     k.     SSAP  no.  10R Paragraph 10.e.iii.                 $     1,933  $   (5,937) $   (4,004)
     l.     Total  (g  +  h + k)                               $     6,090  $   (5,937) $      153

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $   24,022
     Authorized  control  level                                                         $   19,005

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.
     Admitted  deferred  tax  assets                           $     5,308  $   (5,937) $     (629)
     Admitted  assets                                                  xxx         xxx  $  137,240
     Adjusted  statutory  surplus*                                     xxx         xxx  $   45,304
     Total adjusted capital from DTAs                                  xxx         xxx  $   24,022

     Increase  due  to  SSAP  No.  10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $       782  $        -  $      782
     Admitted  assets                                                  xxx         xxx  $      782
     Statutory  surplus                                                xxx         xxx  $      782

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was also made in 2010.

The impact of tax planning strategies is as follows:

                                                                                      December  31,  2011
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                        0%            0%            0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)             0%            0%            0%

                                                                                      December  31,  2010
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                        0%            0%            0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)             0%            0%            0%

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

Current income taxes incurred consist of the following major components for the years ended December 31:

                                                                                 2011        2010         2009
                                                                             -----------  -----------  -----------
     Federal income                                                          $  19,605    $  17,419    $  10,018
     Foreign                                                                         -            -            -
                                                                             -----------  -----------  -----------
     Subtotal                                                                   19,605       17,419       10,018
     Federal income tax on net capital gains                                     5,192        7,842       (9,131)
     Adjustment to prior year taxes                                             (1,224)        (112)      (2,212)
     Change in tax contingency reserve                                              12      (15,906)       2,355
                                                                             -----------  -----------  -----------
     Federal and foreign income tax incurred                                 $  23,585    $   9,243    $   1,030
                                                                             ===========  ===========  ===========

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and December 31, 2010 are as follows:

                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax assets:
 Ordinary
  Policyholder dividends                           $   2,953    $   3,002    $   2,928    $     (49)   $      74
  Future policy and contract benefits                 16,390       11,119       11,553        5,271         (434)
  Deferred acquisition costs                          18,535       17,348       17,552        1,187         (204)
  Deferred compensation and benefit liabilities       18,248        7,958        7,380       10,290          578
  Non-admitted assets                                 17,406       16,616       16,842          790         (226)
  Tax credit carryforward                                  -            -          353            -         (353)
  Other                                                6,045        4,855        4,950        1,190          (95)
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                          79,577       60,898       61,558       18,679         (660)
  Non-admitted deferred tax assets                    36,564       18,044       24,510       18,520       (6,466)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted ordinary deferred tax assets            $  43,013    $  42,854    $  37,048    $     159    $   5,806
                                                   ===========  ===========  ===========  ===========  ===========

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------
                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
 Capital
  Unrealized investment losses                     $   4,560    $   4,566    $   5,192    $      (6)   $    (626)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted capital deferred tax assets             $   4,560    $   4,566    $   5,192    $      (6)   $    (626)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted deferred tax assets                     $  47,573    $  47,420    $  42,240    $     153    $   5,180
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax liabilities:
 Ordinary
  Bonds market discount                            $   1,498    $   1,407    $   1,300    $      91    $     107
  EDP, software and furniture and fixture              4,598        4,583        4,863           15         (280)
  Other                                                2,397          570        1,047        1,827         (477)
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                       $   8,493    $   6,560    $   7,210    $   1,933    $    (650)
                                                   -----------  -----------  -----------  -----------  -----------

 Capital
  Unrealized investment gains                      $  11,506    $  17,443    $  10,522    $  (5,937)   $   6,921
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                       $  11,506    $  17,443    $  10,522    $  (5,937)   $   6,921
                                                   -----------  -----------  -----------  -----------  -----------

 Deferred tax liabilities                          $  19,999    $  24,003    $  17,732    $  (4,004)   $   6,271
                                                   -----------  -----------  -----------  -----------  -----------
 Net deferred tax assets                           $  27,574       23,417    $  24,508    $   4,157    $  (1,091)
                                                   ===========  ===========  ===========  ===========  ===========

The change in net deferred income taxes as of December 31 are as follows:

                                                       2011         2010        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  84,137    $  65,464    $  18,673
  Total deferred tax liabilities                      19,999       24,003       (4,004)
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  64,138    $  41,461       22,677
  Tax effect of unrealized gains/(losses)          ===========  ===========     (4,355)
                                                                             -----------
  Change in net deferred income tax                                          $  18,322
                                                                             ===========

                                                       2010         2009        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  65,464    $  66,750    $  (1,286)
  Total deferred tax liabilities                      24,003       17,732        6,271
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  41,461    $  49,018       (7,557)
  Tax effect of unrealized gains/(losses)          ===========  ===========      5,788
                                                                             -----------
  Change in net deferred income tax                                          $  (1,769)
                                                                             ===========

                                                       2009         2008        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  66,750    $  81,088    $ (14,338)
  Total deferred tax liabilities                      17,732       14,092        3,640
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  49,018    $  66,996      (17,978)
  Tax effect of unrealized gains/(losses)          ===========  ===========      4,233
                                                                             -----------
  Change in net deferred income tax                                          $ (13,745)
                                                                             ===========

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2011, 2010 and 2009 were as follows:

                                                                  2011           2010           2009
                                                                  ----           ----           ----
     Net gain from operations before income taxes             $   45,576     $   74,768     $   62,076
     Net realized capital gains/(losses) before income taxes       6,438         15,557         (5,973)
     Change in accounting principles                                   -              -           (158)
     Prior year reserve errors                                    (7,985)             -              -
     Prior year IBNR error                                        (1,053)             -              -
     Change in pension liability                                  (1,183)             -              -
     Change in unauthorized reinsurance                                -             (1)         1,854
                                                              -------------  -------------  -------------
     Total pre-tax statutory income                               41,793         90,324         57,799
     Change in non-admitted assets                                (2,258)           645        (11,868)
     IMR amortization                                             (1,267)          (983)          (233)
     Tax-exempt income                                           (21,599)        (9,897)        (9,329)
     Non-deductible expense                                        1,598          1,041            932
     Other                                                             -           (611)          (133)
                                                              -------------  -------------  -------------
     Subtotal                                                     18,267         80,519         37,168
     Statutory tax rate                                             0.35           0.35           0.35
                                                              -------------  -------------  -------------
     Subtotal                                                      6,393         28,182         13,009
     Change in federal income tax reserve                             12        (15,907)         2,355
     Tax credits                                                  (1,142)        (1,263)          (589)
                                                              -------------  -------------  -------------
     Total statutory income taxes                             $    5,263     $   11,012     $   14,775
                                                              =============  =============  =============

     Federal and foreign income tax incurred                  $   23,585     $    9,243     $    1,030
     Change in deferred income tax                               (18,322)         1,769         13,745
                                                              -------------  -------------  -------------
     Total statutory income taxes                             $    5,263     $   11,012     $   14,775
                                                              =============  =============  =============

At December 31, 2011, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The following is income tax incurred that is available for recoupment in the event of future net losses:

          Tax  year:                                        Ordinary       Capital         Total
          ----------                                        --------       -------         -----
          2009                                           $        -     $        -     $        -
          2010                                           $   17,248     $    8,013     $   25,261
          2011                                           $        -     $        -     $        -

There were no deposits admitted under IRC Section 6033.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company
     Ameritas Mortgage Funding, Inc.
     Acacia Life Insurance Company
     Ameritas Investment Corp.
     Summit Investment Advisors, Inc.
     Ameritas Life Insurance Corp. of New York
     The Union Central Life Insurance Company
     PRBA, Inc.
     PRB Administrators, Inc.
     Union Central Mortgage Funding, Inc.
     Acacia Federal Savings Bank
     Acacia Service Corporation
     Acacia Realty Corporation
     Calvert Investments, Inc.
     Calvert Investment Management, Inc.
     Calvert Investment Administrative Services, Inc.
     Calvert Investment Distributors, Inc.
     Calvert Shareholder Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES
-------

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of .86% per annum. The principal and interest of the loan were paid to the Company at the time the loan matured, which was March 17, 2011.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2011, 2010 and 2009, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 2, 2011 and June 1, 2010 and 2009, the Company redeemed 100,000 shares at $2,500.

The Company received a common stock dividend in the amount of $10,000 from Acacia Life on December 28, 2011. The Company received ordinary preferred stock dividends from Acacia Life in the amounts of $167 on March 4, 2011, $167 on June 2, 2011, $153 on September 7, 2011 and $125 on December 12, 2011.

On July 19, 2010, the Company made a $30,000 capital contribution to Ameritas New York.

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES, (continued)
--------------------

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 on May 28, 2009 from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note ("Note") to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.8% of AFSB after this contribution.

Effective April 1, 2002, Ameritas Variable Life Insurance Company ("AVLIC") (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,079 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $15,449, $14,253 and $13,565 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,057,580 and $1,144,057 as of December 31, 2011 and 2010, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES, (continued)
--------------------

The Company reported the following amounts due from/(to) the below listed affiliates which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                      2011           2010
--------------------------------------------------------------------------------
Ameritas Holding Company                          $   (3,298)     $     (157)
The Union Central Life Insurance Company               6,431            (462)
Ameritas Life Insurance Corp. of New York              2,089           1,197
Ameritas Investment Corp.                                129              84
Summit Investment Advisors, Inc.                         201             253
Acacia Life Insurance Company                          1,961             378
Acacia Federal Savings Bank                               71              52
Calvert Investments, Inc.                                180             145
                                                  -----------     -----------
Total                                             $    7,764      $    1,490
                                                  ===========     ===========

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2011 and 2010, reducing the respective ceded allowance to $21 and $55 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $306 and $347 of additional reserves as of December 31, 2011 and 2010, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been an increase/(decrease) of ($102,756), ($27,712) and $6,868 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,705, $3,546 and $3,059 of which $3,563, $3,460 and $3,059 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2011, 2010 and 2009, respectively.

In 2011, the Company was charged a fee for the use of furniture and equipment owned by affiliates. The amount of fees recorded relating to these transactions was $3,429 for the year ended December 31, 2011.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 6 - BORROWED MONEY
-----------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and Acacia Financial Corporation ("AFCO") (liquidated during 2010). These notes were issued by a 100% owned subsidiary, AMAL Corporation ("AMAL") (liquidated during 2006), during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - BORROWED MONEY, (continued)
------------------------------------

The Company has a $15,000 unsecured line of credit available at December 31, 2011. No balance was outstanding at any time during 2011 or 2010. The line of credit expires May 31, 2012.

NOTE 7 - EMPLOYEE BENEFITS
--------------------------

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Pension Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan ("Ameritas Plan") covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan ("Acacia Plan"), sponsored by Acacia Life and the Pension Plan was renamed the Ameritas Acacia Pension Plan ("AHC Plan"). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Pension Plan was renamed the UNIFI Pension Plan. In 2011, the Pension Plan was renamed the Ameritas Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the AHC Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2011 and 2010, and is a non-admitted asset.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan. Prior to December 31, 2010, the Company sponsored an additional non-qualified unfunded defined benefit pension plan in which the sole participant died. This resulted in a Plan settlement of $863, which reduced the Company's accrued pension liability and net periodic pension cost. Since the remaining non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company is charged expense equal to its proportionate share of required funding for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $7,904, $3,957 and $4,483 in 2011, 2010 and 2009, respectively, for its participation in the Pension Plan.

Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan. Beginning in 2010, the expense for the postretirement benefit plan was paid entirely by AHC. During 2009, the Company was credited $101 of postretirement welfare expense for its participation in the Postretirement Plan.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2011, 2010 and 2009. A summary of the assets, obligations and assumptions are as follows:

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
Change in projected benefit obligation:
   Projected benefit obligation at
     beginning of year                 $      12,747  $      13,700  $      13,319  $           -  $           -  $       6,182
   Service cost                                  129            112             84              -              -             38
   Interest cost                                 702            755            793              -              -            109
   Actuarial loss                              1,730            237            777              -              -              -
   Benefits paid                              (1,085)        (1,179)        (1,273)             -              -              -
   Plan amendments                                 -              -              -              -              -         (3,502)
   Settlements                                     -           (878)             -              -              -              -
   Plan merger                                     -              -              -              -              -         (2,827)
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Projected benefit obligation at
     end of year                       $      14,223  $      12,747  $      13,700  $           -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============

   Funded status:
   Unamortized prior service
     cost                              $           -  $           -  $           -  $           -  $           -  $           -
   Unrecognized net loss               $       3,698  $       2,094  $       1,964  $           -  $           -  $           -
   Accrued liabilities                 $     (10,525) $     (10,653) $     (11,736) $           -  $           -  $           -

 Projected benefit obligation
   for non-vested employees            $           -  $           -  $           -  $           -  $           -  $           -

 Accumulated benefit obligation
   for non-vested employees            $           -  $           -  $           -  $           -  $           -  $           -

 Accumulated benefit obligation
   for vested employees                $      11,708  $      10,759  $      11,860  $           -  $           -  $           -

 Components of net periodic benefit cost:
   Service cost                        $         129  $         112  $          84  $           -  $           -  $          38
   Interest cost                                 702            755            793              -              -            109
   Expected return on plan assets                  -              -              -              -              -           (140)
   Amount of recognized losses                   126            107             63              -              -             88
   Amount of prior service cost
     recognized                                    -              -              -              -              -           (156)
   Settlements                                     -           (878)             -              -              -              -
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Total net periodic benefit cost     $         957  $          96  $         940  $           -  $           -  $         (61)
                                       ============== ============== ============== ============== ============== ==============

                                       41

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
 Change in plan assets:
   Fair value of plan assets at
     beginning of year                 $           -  $           -  $           -  $           -  $           -  $       3,300
   Actual return on plan assets                    -              -              -              -              -            117
   Plan merger                                     -              -              -              -              -         (3,417)
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Fair value of plan assets at
     end of year                       $           -  $           -  $           -  $           -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============
 Weighted average assumptions:
   Discount rate for benefit
     obligation                             4.76%          5.75%          6.00%          N/A            N/A            N/A
   Discount rate for net periodic
     benefit cost                           5.75%          6.00%          6.25%          N/A            N/A            6.25%
   Expected compensation increase
     for benefit obligation                 5.00%          5.00%          5.00%          N/A            N/A            N/A
   Expected compensation increase
     for net periodic benefit cost          5.00%          5.00%          5.00%          N/A            N/A            N/A
   Expected return on plan assets           N/A            N/A            N/A            N/A            N/A            6.00%

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------

   Projected benefit obligation        $      14,223  $      12,747  $      13,700       N/A            N/A            N/A
   Accumulated benefit
     obligation                        $      11,708  $      10,759  $      11,860       N/A            N/A            N/A

Future expected pension benefit payments are as follows:

                    Year             Amount
                 ----------       ------------
                    2012          $    1,085
                    2013               1,085
                    2014               1,085
                    2015               1,077
                    2016               1,065
                 2017-2021             6,549

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2011 and 2010 was $1,183 and $0, respectively, which reduced surplus.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of UCL, Acacia Life and Ameritas New York became employees of ALIC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $8,479, $5,227 and $4,788 in 2011, 2010 and 2009, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $378,742 and $382,008 at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, $99,206 and $100,512 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. $28,509 of deferred compensation liabilities was transferred to the Company in early 2011 as a result of employees of UCL, Acacia Life and Ameritas New York becoming employees of ALIC. The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $898 was transferred to ALIC in early 2011.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $134,665 in dividends in 2012, without prior approval. The Company paid ordinary dividends of $20,000, $0 and $25,000 to AHC, its' parent, in 2011, 2010 and 2009, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Unrealized capital gains                                                           $ 129,479        $ 101,259        $  81,231
Non-admitted asset values                                                            (86,299)         (65,519)         (72,630)
Asset valuation reserve                                                              (52,001)         (49,332)         (27,106)
Liability for reinsurance in unauthorized companies                                       (1)              (1)               -
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 9 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $1,016 and $834 as of December 31, 2011 and 2010, respectively, and estimated recoveries from premium taxes included in "Other admitted assets" in the Balance Sheets - Statutory Basis of $930 and $762 as of December 31, 2011 and 2010, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2011 and 2010.

Securities commitments of $25,671 and $37,392 and mortgage loan and real estate commitments of $27,365 and $13,451 were outstanding for investments to be purchased in subsequent years as of December 31, 2011 and 2010, respectively. Low income housing tax credit property investment commitments were $8 and $57 as of December 31, 2011 and 2010, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded an $82 contingent liability at December 31, 2011 related to performance in its Closed Block. The amounts were recorded in "Other liabilities" in the Balance Sheets - Statutory Basis and in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND
--------------------------------------------------------------------------
HEALTH PLANS
------------

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                           $   2,013       $    2,682        $   4,383
 administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to or                            -                -                -
 received from ASO uninsured plans)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                           $   2,013       $    2,682        $   4,383
====================================================================================================================================

Total claim payment volume                                                         $ 113,784       $  104,684        $  94,523
====================================================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                      $  17,064        $  17,064        $   6,626
Other income or expenses (including interest paid                                         11                7                6
to or received from plans)
Gross expenses incurred (claims and administrative)                                   16,070           14,453            4,258
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                           $   1,005        $   2,618        $   2,374
====================================================================================================================================

NOTE 11 - LEASES
----------------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2011, 2010 and 2009 for operating leases was $3,426, $2,567 and $1,787, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2011:

------------------------------------------------------------------------------------------------------------------------------------
     2012                                                                                          $     1,588
     2013                                                                                                1,007
     2014                                                                                                  346
     2015                                                                                                  166
     2016 and thereafter                                                                                 1,421
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   $     4,528
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company had no long-term holdings with restructured terms in 2011 and 2010. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,235 and $7,218 at December 31, 2011 and 2010, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $6,362 and $5,448 at December 31, 2011 and 2010, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 13 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2011, 2010 and 2009 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 13 - REINSURANCE, (continued)
----------------------------------

Following is a summary of the transactions through reinsurance operations:

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $177, $242 and $102 in 2011, 2010 and 2009)            $    56,518      $    56,915      $    55,213
  Ceded (related party $2,362, $1,833 and $2,092 in 2011, 2010 and
   2009)                                                                             27,075           27,535           26,096
Benefits To Policyholders:
  Assumed                                                                            54,129           56,353           56,379
  Ceded (related party $2,096, $2,093 and $1,889 in 2011, 2010 and
   2009)                                                                             28,271           27,075           30,211
Reserves for life, accident and health policies:
  Assumed (related party $52 and $43 in 2011 and 2010)                                  334              364              N/A
  Ceded (related party $1,098 and $1,096 in 2011 and 2010)                           70,799           68,733              N/A
----------------------------------------------------------------------------------------------------------------------------------

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
----------------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported in "Reserves for unpaid claims" in the Balance Sheets - Statutory Basis is summarized as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------

Balance at January 1                                                            $    31,487      $    37,643      $    34,033
Less reinsurance reserves                                                            (8,437)          (9,495)          (7,803)
----------------------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                             23,050           28,148           26,230
----------------------------------------------------------------------------------------------------------------------------------

Incurred related to:
  Current year                                                                      391,153          388,356          395,151
  Prior year                                                                         (2,121)          (4,400)          (3,284)
----------------------------------------------------------------------------------------------------------------------------------
    Total incurred                                                                  389,032          383,956          391,867
----------------------------------------------------------------------------------------------------------------------------------

Paid related to:
  Current year                                                                      366,129          365,306          367,003
  Prior year                                                                         20,929           23,748           22,946
----------------------------------------------------------------------------------------------------------------------------------
    Total paid                                                                      387,058          389,054          389,949
----------------------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                           25,024           23,050           28,148
Plus reinsurance reserves                                                             8,695            8,437            9,495
----------------------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                 $    33,719      $    31,487      $    37,643
==================================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $2,121, $4,400 and $3,284 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company paid assumed reinsurance claims of $53,856, $57,223 and $54,644 and incurred assumed reinsurance claims of $54,114, $56,128 and $56,336 for the years ended December 31, 2011, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES, (continued)
-----------------------------------------------------------------------------

The Company paid ceded reinsurance claims of $150, $429 and $530, and incurred ceded reinsurance claims of $104, $405 and $531 for the years ended December 31, 2011, 2010 and 2009, respectively.

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2011 and 2010, respectively, the Company had $2,278,559 and $2,235,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,551 and $16,406 at December 31, 2011 and 2010, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                           2011
                                                      --------------------------------------------------------------------------
                                                                        Separate      Separate
                                                         General      Account with     Account                         % of
                                                         Account       Guarantees   Nonguaranteed      Total          Total
--------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                            $     779,283 $            - $            - $      779,283          17.8%
 At book value less current surrender
   charge of 5% or more                                       27,943              -              -         27,943           0.6%
 At fair value                                                     -              -      3,081,046      3,081,046          70.4%
--------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                       807,226              -      3,081,046      3,888,272          88.8%
 At book value without adjustment
   (minimal or no charge)                                    311,277              -              -        311,277           7.1%
Not subject to discretionary withdrawal                      179,070              -            233        179,303           4.1%
--------------------------------------------------------------------------------------------------------------------------------
Total gross                                                1,297,573              -      3,081,279      4,378,852         100.0%
Reinsurance ceded                                                246              -              -            246
-----------------------------------------------------------------------------------------------------------------
Total Net                                             $    1,297,327 $            - $    3,081,279 $    4,378,606
=================================================================================================================

                                       48

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS, (continued)
----------------------------
                                                                                           2010
                                                      --------------------------------------------------------------------------
                                                                        Separate      Separate
                                                         General      Account with     Account                         % of
                                                         Account       Guarantees   Nonguaranteed      Total          Total
--------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                           $      777,500 $            - $            - $      777,500          17.9%
 At book value less current surrender
   charge of 5% or more                                       32,060              -              -         32,060           0.8%
 At fair value                                                     -              -      3,090,125      3,090,125          71.3%
--------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                       809,560              -      3,090,125      3,899,685          90.0%
 At book value without adjustment
   (minimal or no charge)                                    378,306              -              -        378,306           8.7%
Not subject to discretionary withdrawal                       57,572              -            269         57,841           1.3%
--------------------------------------------------------------------------------------------------------------------------------
Total gross                                                1,245,438              -      3,090,394      4,335,832         100.0%
Reinsurance ceded                                                692              -              -            692
-----------------------------------------------------------------------------------------------------------------
Total Net                                             $    1,244,746 $            - $    3,090,394 $    4,335,140
=================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                            2011             2010
---------------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                              $   1,081,687    $   1,036,040
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)                9,658           10,204
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                         205,982          198,502
---------------------------------------------------------------------------------------------------------------------------
                                                                                           1,297,327        1,244,746
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                          3,081,279        3,090,394
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   4,378,606    $   4,335,140
===========================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
---------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                                                       2011                  2010
                                                                              ---------------------------------------------
                    Type                                                                   Net of                Net of
                                                                              Gross        Loading    Gross      Loading
---------------------------------------------------------------------------------------------------------------------------
Ordinary new business                                                        $  2,960     $  1,143   $    163   $    163
Ordinary renewal                                                                1,032          701        885        550
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                       $  3,992     $  1,844   $  1,048   $    713
===========================================================================================================================

NOTE 18 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2011, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2011 and 2010 the Company's Separate Account Statement included legally insulated assets of $3,672,752 and $3,735,517, respectively. The assets legally insulated from the general account as of December 31, 2011 are attributed to the following products/transactions:

                                                   Separate Account
          Product/               Legally              Assets (Not
        Transaction          Insulated Assets     Legally Insulated)
  ------------------------  ------------------  ---------------------
  Variable Universal Life,
    Variable Annuity and
        Group Annuity        $     3,672,752      $               -

The Company does not engage in securities lending transactions within the separate account.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 18 - SEPARATE ACCOUNTS, (continued)
----------------------------------------

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
   Premiums, considerations or deposits                                         $   539,525      $   496,774      $   548,301
----------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
   For accounts with assets at:
   Fair value                                                                   $ 3,603,150      $ 3,663,857
---------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
   At fair value                                                                $ 3,602,917      $ 3,663,587
   Not subject to discretionary withdrawal                                              233              270
---------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the                         $ 3,603,150      $ 3,663,857
  Balance Sheets - Statutory Basis
===============================================================================================================

Following is a reconciliation of net transfers to (from) separate accounts at
December 31:
                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statement:
    Transfers to the separate accounts                                          $   539,525      $   496,774      $   548,301
    Transfers from the separate accounts                                           (508,295)        (461,064)        (422,190)
----------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                               31,230           35,710          126,111
Reconciling adjustments:
    Other                                                                                 3               (2)               2
----------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of Operations and Changes in Capital and Surplus -Statutory Basis of the
  Company                                                                       $    31,233      $    35,708      $   126,113
==================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 19 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET
------------------------------------------------------------------------
INCOME AND EQUITY
-----------------

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                $    26,187      $    77,950      $    49,926
Insurance reserves                                                                  (25,160)          (6,328)         (15,349)
Deferred policy acquisition costs                                                     6,827           15,844             (915)
Deferred income taxes and other tax reclassifications                                20,159           (5,204)         (11,918)
Statutory investment reserves                                                           975            2,151            4,858
Goodwill amortization                                                                 1,079            1,079            1,079
Income related to investments                                                       (13,881)            (131)          17,238
Earnings of subsidiaries                                                             51,271           64,169           66,184
Other                                                                                 4,067              440            2,449
----------------------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                 $    71,524      $   149,970      $   113,552
==================================================================================================================================

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                   $ 1,349,148      $ 1,330,877      $ 1,248,996
Insurance reserves                                                                 (109,832)         (91,449)         (85,722)
Deferred policy acquisition costs                                                   250,183          246,428          236,134
Deferred income taxes                                                              (109,723)        (103,769)         (90,372)
Valuation of investments                                                            123,016           92,245           58,351
Statutory investment reserves                                                        56,526           52,883           28,506
Goodwill                                                                             13,113            4,063            2,984
Subsidiary equity                                                                   799,124          729,596          562,168
Statutory non-admitted assets                                                        86,298           65,519           72,630
Post retirement and pension benefit obligations                                       3,846            2,253              294
Other                                                                                (6,360)          (4,348)          (2,264)
----------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                     $ 2,455,339      $ 2,324,298      $ 2,031,705
==================================================================================================================================

NOTE 20 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT
---------------------------------------------------------------------

The accompanying statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's Annual Statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 20 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT,
----------------------------------------------------------------------
(continued)
-----------

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                                     Annual       Correction of     Financial
                                                                                    Statement        an Error        Statement
----------------------------------------------------------------------------------------------------------------------------------
December 31, 2009
  Federal income taxes recoverable - affiliates                                 $    24,154      $      (686)     $    23,468
  Net deferred tax asset                                                             25,954           (1,446)          24,508
    Total admitted assets                                                         6,531,587           (2,132)       6,529,455
Reserves for life, accident and health policies                                   1,743,510          (15,132)       1,728,378
    Total liabilities                                                             5,295,591          (15,132)       5,280,459
Special surplus funds - additional deferred tax asset                                 9,779             (964)           8,815
Unassigned surplus                                                                  766,279           13,964          780,243
    Total capital and surplus                                                     1,235,996           13,000        1,248,996
----------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2009
  Change in reserves for life, accident and health policies                     $    42,642      $   (15,132)  $       27,510
  Federal income tax expense                                                          9,530              686           10,216
    Net income                                                                       35,460           14,446           49,926
Special surplus funds - additional deferred tax asset                                 9,779             (964)           8,815
Change in net deferred income taxes                                                  (9,134)          (4,611)         (13,745)
Change in non-admitted assets                                                        18,548            4,129           22,677
    Total capital and surplus                                                     1,235,996           13,000        1,248,996
----------------------------------------------------------------------------------------------------------------------------------

NOTE 21 - SUBSEQUENT EVENT
--------------------------

The Company has evaluated events subsequent to December 31, 2011 and through March 30, 2012, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

PART C
------
                               OTHER INFORMATION
                               -----------------
     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit
     -------      ----------------------
     (a) (1) Board of Directors Resolution of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account V (formerly known as Ameritas Variable Life Insurance Company Separate Account
             V). (1)
     (a) (2) Resolution of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. (2)
     (b)          Custodian Agreements. Not Applicable.
     (c) (1)      Principal Underwriting Agreement and Amendment. (3)
     (c) (2)      Selling Agreement. (4)
     (d)          Form of Policy. (5)
     (e)          Form of Application.(5)
     (f)          Articles of Incorporation of Ameritas Life Insurance Corp. (6)
                  Bylaws of Ameritas Life Insurance Corp. (7)
     (g)          Reinsurance Agreements. (8) and Filed herein.
     (h)          Participation Agreements:
         (1)      The Alger American Fund. (9)
         (2)      American Century Investments. (5)
         (3)      Calvert Variable Products, Inc. (10)
         (4)      Calvert Variable Series, Inc. (10)
         (5)      DWS Variable Series I and II. (11)
         (6)      Fidelity Variable Insurance Products Funds. (11)
         (7)      Financial Investors Variable Insurance Trust. (10)
         (8)      Franklin Templeton Variable Insurance Products Trust. (12)
         (9)      Invesco Variable Insurance Funds. (12)
         (10)     MFS Variable Insurance Trust. (1)
         (11)     Neuberger Berman Advisers Management Trust. (6)
         (12)     Oppenheimer Variable Account Funds. (12)
         (13)     PIMCO Variable Insurance Trust. (11)
         (14)     T. Rowe Price Equity Series, Inc.(5)
         (15)     Third Avenue Variable Series Trust.(5)
         (16)     The Universal Institutional Funds, Inc. (1)
         (17)     Ivy Funds Variable Insurance Portfolios, Inc. (13)
     (i)          Administrative Contracts.
                 (1)   General Administrative Services Agreement (14)
                 (2) Amended and Restated General Administrative Services Agreement. (15)
                 (3)   Service Agreement (8)
                 (4) Amended And Restated Asset Allocation Investment Advisory Agreement. (8)
     (j)          Other Material Contracts: Powers of Attorney. (8) and Filed
                  herein.
     (k)          Legal Opinion.  Filed herein
     (l)          Actuarial Opinion. Not applicable.
     (m)          Calculation. Not applicable.
     (n)          Consents of Independent Auditors and Independent Registered
                  Public Accounting Firm. Filed herein.
     (o)          No financial statements are omitted from Item 24.
     (p)          Initial Capital Agreements. Not applicable.
     (q)          Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)
                  (b)(12)(iii). (10)

Footnotes:
1. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A1, EX-99.A8C, EX-99.A8D.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483 filed on May 1, 2007, EX-99.A, EX-99.D, EX-99.H.
3. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, and EX-99.C. EX-1, respectively.
4. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX-99.C.
5. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX. 99.D, E, H.2, H.3, H.4, H.5, and H.6.

6. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A, EX-99.B8A.
7. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
8. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913 submitted to the SEC on February 25, 2011, EX.99.G(1), EX.99.G(2), EX.99.G(3), EX.99.I(1), EX.99.I(2), and EX.99.J.
9. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8B.
10. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483 submitted to the SEC on April 18, 2011, EX.99.H(1) and (2).
11. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.1, H.2, and H.3.
12. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 for registration Statement No. 333-151913, filed on November 12, 2008 EX.99.H.1, H.3, H.4, and Q.
13. Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008 EX.99.H.4.
14. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H6, .H7, and .H8.
15. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 333-142483 submitted to the SEC on January 20, 2012, EX-99.16.

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Francis V. Mastrianna            Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           J. Thomas Burkhard               Senior Vice President, Chief Distribution Officer, Individual
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Cheryl L. Heilman                Senior Vice President, Individual Operations
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income & Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Kevin W. O'Toole                 Senior Vice President, Individual Division
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Human Resources
           James D. Schulz                  Senior Vice President, Retirement Plans
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual DI Product Management
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
UNIFI(R) Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                    Acacia Service Corp.(VA)....................................deposit solicitation
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(SM)(NY)...................life insurance company
            BNL Financial Corporation(IA).......................................stock insurance holding company
                Brokers National Life Assurance Company(AR).....................life/health insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Summit Investment Advisors, Inc.(NE)....................................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

         "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

         Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

         In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                         Positions and Offices
     Business Address                           With Underwriter
     ----------------                           ----------------
     William W. Lester*                         Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Robert C. Barth*                           Director
     Kent M. Campbell**                         Director
     Timmy L. Stonehocker*                      Director
     Billie B. Beavers***                       Senior Vice President
     Raymond M. Gilbertson*                     Vice President Corporate Compliance
     Cheryl L. Heilman*                         Chief Compliance Officer
     Bruce D. Lefler***                         Senior Vice President - Public Finance
     Robert-John H. Sands*                      Corporate Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.

          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                 $3,478,777                 $0                     $1,648            $64,696

      (2)+(4)+(5) = Gross variable life compensation received by AIC.
      (2) = Sales compensation received and paid out by AIC as underwriter;
            AIC retains 0.
      (4) = Sales compensation received by AIC for retail sales.
      (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 32.  Management Services

     There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 33.  Fee Representation

     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account V, certifies that it meets all of the requirements of effectiveness of this Post-Effective Amendment No. 5 to Registration Statement No. 333-151913 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 18th day of April, 2012.


                                AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                          By:  JoAnn M. Martin*
                                                             -------------------
                                                              Chair of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 18, 2012.


  SIGNATURE                 TITLE
  ---------                 -----
  JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
  James P. Abel *           Director
  James R. Krieger *        Director
  Francis V. Mastrianna **  Director
  Tonn M. Ostergard *       Director
  Kim M. Robak **           Director
  Paul C. Schorr, IV *      Director
  William W. Lester *       Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker *    Executive Vice President
  Robert C. Barth *         Senior Vice President, & Chief Financial Officer
  Robert-John H. Sands *    Senior Vice President & Corporate Secretary
  Steven J. Valerius *      President, Individual Division

  /s/Robert G. Lange
  ------------------
  Robert G. Lange          Vice President, General Counsel & Assistant
                           Secretary, Individual


* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 25, 2011.
** Signed by Robert G. Lange under Powers of Attorney executed effective as of October 24, 2011.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------

     (g)  Reinsurance Agreements

     (j)  Other Material Contracts:  Power of Attorney

     (k)  Legal Opinion

     (n)  Consents of Independent Auditors and
          Independent Registered Public Accounting Firm